1933 Act File No. 333 -
                             1940 Act File No. 811 - 08413

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A EL

REGISTRATION STATEMENT UNDER THE SECURITIES ACT
OF 1933                                          [X]
         Pre-Effective Amendment No.             [ ]
         Post-Effective Amendment No.            [ ]
                                     ---

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
         COMPANY ACT OF 1940                     [X]
         Amendment No.                           [ ]
                                    ---

                             EVERGREEN EQUITY TRUST
               (Exact Name of Registrant as Specified in Charter)

              200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                                (617) 210-3200
                         (Registrant's Telephone Number)

                          Dorothy E. Bourassa, Esquire
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)


         Registrant declares that it hereby elects pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940 to register by this Registration Statement an indefinite number or amount of shares of its Evergreen Small Company Growth Fund and Evergreen Balanced Fund series under the Securities Act of 1933, as amended.

                     Approximate Date of Proposed Offering:
                 As soon as practicable after the effective date
                         of the Registration Statement.

         The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment that specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement


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shall become  effective on such date as the Commission,  acting pursuant to said
Section 8(a), may determine.

                             EVERGREEN EQUITY TRUST

                                   CONTENTS OF
                            REGISTRATION STATEMENT ON
                                    FORM N-1A

         This Registration Statement on Form N-1A of the Registrant consists of the following pages, items of information and documents, together with the exhibits indicated in Part C as being filed herewith:

                                  Facing Sheet

                                  Contents Page

                              Cross-Reference Sheet

                                     PART A

               Prospectuses of Evergreen Small Company Growth Fund

                     Prospectuses of Evergreen Balanced Fund

                                     PART B

                       Statement of Additional Information

                                     PART C

                                    Exhibits

                              Financial Statements

                           Number of Security Holders

                                 Indemnification

              Business and Other Connections of Investment Adviser

                              Principal Underwriter

                        Location of Accounts and Records

                                   Signatures


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                             EVERGREEN EQUITY TRUST

                              CROSS REFERENCE SHEET
            Pursuant to Rule 481(a) under the Securities Act of 1933


ITEM OF PART A OF FORM N-1A                      LOCATION IN PROSPECTUS

1.       Cover Page                              Cover Page
2.       Synopsis and Fee Table                  Cover Page; Expense
                                                 Information
3.       Condensed Financial                     Not applicable.
         Information
4.       General Description of                  Cover Page; Description of
         Registrant                              the Fund; Organization;
                                                 General Information
5.       Management of the Fund                  Service Providers
6.       Capital Stock and Other                 Dividends, Distributions
         Securities                              and Taxes; General
                                                 Information
7.       Purchase of Securities                  Purchase and Redemption of
         Being Offered                           Shares
8.       Redemption or Repurchase                Purchase and Redemption of
                                                 Shares
9.       Pending Legal Proceedings               Not Applicable.


ITEM IN PART B OF FORM N-1A                      LOCATION IN STATEMENT OF
                                                 ADDITIONAL INFORMATION

10.      Cover Page                              Cover Page
11.      Table of Contents                       Table of Contents
12.      General Information and                 Not Applicable.
         History
13.      Investment Objectives and               Securities and Investment
         Policies                                Practices; Investment
                                                 Restrictions and Guidelines
14.      Management of the Fund                  Investment Advisory
                                                 Services



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15.      Control Persons and                     Control Persons and
         Principal Holders of                    Principal Holders of
         Securities                              Securities
16.      Investment Advisory and                 Investment Advisory and
         Other Services                          Other Services
17.      Brokerage Allocation                    Brokerage Allocation and
                                                 Other Practices
18.      Capital Stock and Other                 Description of Shares;
         Securities                              Voting Rights; Limitation
                                                 of Trustees' Liability
19.      Purchase, Redemption and                Purchase, Redemption and
         Pricing of Securities                   Pricing of Securities Being
         Being Offered                           Offered
20.      Tax Status                              Additional Tax Information
21.      Underwriters                            Principal Underwriter
22.      Calculation of                          Calculation of Performance
         Performance Data                        Data
23.      Financial Statements                    Financial Statements




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PROSPECTUS                 , 1997

EVERGREEN DOMESTIC EQUITY FUNDS

Evergreen Small Company Growth Fund                     (Evergreen Tree Logo)


CLASS A SHARES
CLASS B SHARES
CLASS C SHARES


         The Evergreen Small Company Growth Fund (the "Fund") seeks long-term growth of capital.

         This Prospectus provides information regarding the Class A, Class B and Class C shares offered by the Fund. The Fund is a diversified series of an open-end, management investment company. This Prospectus sets forth concise information about the Fund that a prospective investor should know before investing. The address of the Fund is 200 Berkeley Street, Boston, Massachusetts 02116.

         A Statement of Additional Information for the Fund dated , 1997, as supplemented from time to time, has been filed with the Securities and Exchange Commission and is incorporated by reference herein. The Statement of Additional Information provides information regarding certain matters discussed in this Prospectus and other matters which may be of interest to investors, and may be obtained without charge by calling the Fund at
(800) 343-2898. There can be no assurance that the investment objective of the Fund will be achieved. Investors are advised to read this Prospectus carefully.

         An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured or otherwise protected by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency and involves risk, including the possible loss of principal.

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                    Keep This Prospectus For Future Reference


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                                TABLE OF CONTENTS


EXPENSE INFORMATION.................................................3

FINANCIAL HIGHLIGHTS................................................4

DESCRIPTION OF THE FUND.............................................4
         Investment Objective and Policies..........................4
         Investment Practices and Restrictions......................6

ORGANIZATION AND SERVICE PROVIDERS.................................12
         Organization..............................................12
         Service Providers.........................................13
         Distribution Plans and Agreements.........................15

PURCHASE AND REDEMPTION OF SHARES..................................16
         How to Buy Shares.........................................16
         How to Redeem Shares .....................................23
         Exchange Privilege........................................25
         Shareholder Services......................................27
         Banking Laws..............................................29

OTHER INFORMATION..................................................29
         Dividends, Distributions and Taxes........................29
         General Information.......................................31




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                               EXPENSE INFORMATION

         The table and examples below are designed to help you understand the various expenses that you will bear, directly or indirectly, when you invest in the Fund. Shareholder transaction expenses are fees paid directly from your account when you buy or sell shares of the Fund.


SHAREHOLDER                 Class A             Class B           Class C
TRANSACTION EXPENSES        Shares              Shares            Shares

Maximum Sales Charge        4.75%               None              None
Imposed on Purchases
(as a % of offering
price)
Maximum Sales Charge        None                None              None
Imposed on Reinvested
Dividends (as a % of
offering price)
Maximum Contingent          None(1)             5%(2)             1%(2)
Deferred Sales Charge
(as a % of original
purchase price or
redemption proceeds,
whichever is lower)


         Annual operating expenses reflect the normal operating expenses of the Fund, and include costs such as management, distribution and other fees. The table below shows the Fund's estimated annual operating expenses for the fiscal period ending September 30, 1998. The examples show what you would pay if you invested $1,000 over periods indicated. The examples assume that you reinvest all of your dividends and that the Fund's average annual return will be 5%. The examples are for illustration purposes only and should not be considered a representation of past or future expenses or annual return. The Fund's actual expenses and returns will vary. For a more complete description of the various costs and expenses borne by the Fund see "Organization and Service Providers."


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                            Annual Operating Expenses

Management Fees      .48%                  .48%                 .48%
12b-1 Fees(3)        .25%                  1.00%                1.00%
Other Expenses       .27%                  .27%                 .27%
Total                1.00%                 1.75%                1.75%
                     =====                 =====                =====



                                                       Examples
Assuming Redemption at                               Assuming no
End of Period                                        Redemption
                    Class A     Class B      Class C     Class B      Class C
After 1 Year        $57         $68          $28         $18          $18
After 3 Years       $78         $85          $55         $55          $55
---------------

(1) Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge upon redemption within one year after the month of purchase.
(2) The deferred sales charge on Class B shares declines from 5% to 1% on amounts redeemed within six years after the month of purchase. The deferred sales charge on Class C shares is 1% on amounts redeemed within one year after the month of purchase. No sales charge is imposed on redemptions made thereafter. See "Purchase and Redemption of Shares" for more information.
(3) Long-term shareholders may pay more than the economic equivalent front-end sales charges permitted by the National Association of Securities Dealers, Inc.

                              FINANCIAL HIGHLIGHTS

         As of the date of this Prospectus the Fund had not commenced operations. Consequently, no financial highlights are currently available.

                             DESCRIPTION OF THE FUND

Investment Objective and Policies

         The Fund seeks long-term growth of capital.



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         The Fund's investment  objective is  nonfundamental;  as a result,  the
Fund may change its objective without a shareholder vote. The Fund has also adopted certain fundamental investment policies which are mainly designed to limit the Fund's exposure to risk. The Fund's fundamental policies cannot be changed without a shareholder vote. See the Statement of Additional Information ("SAI") for more information regarding the Fund's fundamental investment policies or other related investment policies. There can be no assurance that the Fund's investment objective will be achieved.

Principal Investments and Investment Policies. The Fund invests at least 65% of its total assets in equity securities of companies with small market capitalizations. For this purpose, companies with small market capitalizations are generally those with market capitalizations of less than $1 billion ("small cap") at the time of the Fund's investment. Companies whose capitalization falls outside this range after the purchase continue to be considered small cap for this purpose.

         While the Fund focuses on small cap stocks, it may also invest in other types of securities, including common stocks, debt securities convertible into common stocks or having common stock characteristics, and rights and warrants to purchase common stocks.

Other Eligible Securities. The Fund also may invest, for temporary defensive purposes, up to 100% of its assets in short-term obligations. Such obligations may include master demand notes, commercial paper and notes, bank deposits and other financial institution obligations.

         The Fund may invest in limited partnerships, including master limited partnerships, and up to 25% of its assets in foreign securities. The Fund does not currently intend to invest more than 5% of its assets in foreign securities.

         While income is not an objective, securities appearing to offer attractive possibilities for future growth of income may be included in the portfolio whenever it seems possible to do so without conflicting with the Fund's objective of capital growth.

         In addition to the investment  policies  detailed  above,  the Fund may
employ  certain  additional   investment   strategies  which  are  discussed  in
"Investment Practices and Restrictions."

Investment Practices and Restrictions

Risk Factors. Investing in companies with small market capitalizations involves greater risk than investing in larger companies. Their stock prices can rise very quickly and drop dramatically in a short period of time. This volatility results from a number of factors, including reliance by these companies on limited product lines, markets, and financial and management resources. These and other factors may make small cap companies more susceptible to setbacks or downturns. These companies may experience higher rates of bankruptcy or other failures than larger companies. They may be more likely to be negatively affected by changes in management. In addition, the stock of small cap companies may be thinly traded.

         Moreover, a need for cash due to large liquidations from the Fund when the prices of small cap stocks are declining could result in losses to the Fund.

Repurchase Agreements. The Fund may invest in repurchase agreements. A repurchase agreement is an agreement by which the Fund purchases a security (usually U.S. government securities) for cash and obtains a simultaneous commitment from the seller (usually a bank or broker/dealer) to repurchase the security at an agreed-upon price and specified future date. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. The Fund's risk is the inability of the seller to pay the agreed-upon price on the delivery date. However, this risk is tempered by the ability of the Fund to sell the security in the open market in the case of a default. In such a case, the Fund may incur costs in disposing of the security which would increase Fund expenses. The Fund's investment adviser will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is an agreement by the Fund to sell a security and repurchase it at a specified time and price. The Fund could lose money if the market values of the securities it sold decline below their repurchase prices. Reverse repurchase agreements may be considered a form of borrowing, and, therefore, a form of leverage. Leverage may magnify gains or losses of the Fund.

When-Issued, Delayed-Delivery and Forward Commitment Transactions. The Fund may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuation during this period and no income accrues to the Fund until settlement. At the time of settlement, a when- issued security may be valued at less than its purchase price. When entering into these transactions, the Fund relies on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged.

Securities Lending. To generate income and offset expenses, the Fund may lend securities to broker-dealers and other financial institutions. Loans of securities by the Fund may not exceed 30% of the value of the Fund's total assets. While securities are on loan, the borrower will pay the Fund any income accruing on the security. Also, the Fund may invest any collateral it receives in additional securities. Gains or losses in the market value of a lent security will affect the Fund and its shareholders. When the Fund lends its securities, it runs the risk that it could not retrieve the securities on a timely basis possibly losing the opportunity to sell the securities at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, the Fund's ability to dispose of the securities may be delayed.

Investing in Securities of Other Investment Companies. The Fund may invest in the securities of other investment companies. The Fund's investment adviser will waive its investment advisory fee on assets invested in securities of other open-end investment companies.

Borrowing. The Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. The Fund may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. The Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights. The Fund does not intend to leverage.

Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities and other securities which are not readily marketable. Repurchase agreements with maturities longer than seven days will be included for the purpose of the foregoing 15% limit. Securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, which have been determined to be liquid, will not be considered by the Fund's investment adviser to be illiquid or not readily marketable and, therefore, are not subject to the aforementioned 15% limit. The inability of the Fund to dispose of illiquid investments readily or at a reasonable price could impair the Fund's ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by the Fund which are eligible for resale pursuant to Rule 144A will be monitored by the Fund's investment adviser on an ongoing basis, subject to the oversight of the Board of Trustees. In the event that such a security is deemed to be no longer liquid, the Fund's holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in the Fund having more than 15% of its net assets invested in illiquid or not readily marketable securities.

Options and Futures. The Fund may engage in options and futures transactions. Options and futures transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, and the Fund does not use these transactions for speculation or leverage.

         The Fund may attempt to hedge all or a portion of its portfolio through the purchase of both put and call options on its portfolio securities and listed put options on financial futures contracts for portfolio securities. The Fund may also purchase call options on financial futures contracts. The Fund may write covered call options on its portfolio securities to attempt to increase its current income. The Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series.

         The Fund may write (i.e., sell) covered call and put options. By writing a call option, the Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, the Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. The Fund also may write straddles (combinations of covered puts and calls on the same underlying security). The Fund may only write "covered" options. This means that so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or, in the case of call options on U.S. Treasury bills, the Fund might own substantially similar U.S. Treasury bills. The Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

         The principal reason for writing call or put options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Fund receives a premium from writing a call or put option which it retains whether or not the option is exercised. By writing a call option, the Fund might lose the potential for gain on the underlying security while the option is open, and by writing a put option the Fund might become obligated to purchase the underlying securities for more than their current market price upon exercise.

         A futures contract is a firm commitment by two parties: the seller, who agrees to make delivery of the specific type of instrument called for in the contract ("going short"), and the buyer, who agrees to take delivery of the instrument ("going long") at a certain time in the future. Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government. If the Fund enters into financial futures contracts directly to hedge its holdings of fixed income securities, it would enter into contracts to deliver securities at an undetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would agree to purchase securities in the future at a predetermined price (i.e., "go long") to hedge against a decline in market interest rates.

         The Fund may also enter into currency and other financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities, currencies, or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities or currencies is an agreement to buy or sell securities or currencies during a designated month at whatever price exists at that time. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which remains in effect until the contract is terminated.

         The Fund may sell or purchase currency and other financial futures contracts. When a futures contract is sold by the Fund, the profit on the contract will tend to rise when the value of the underlying securities or currencies declines and to fall when the value of such securities or currencies increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the profit on its securities or currencies. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities or currencies increases and to fall when the value of such securities or currencies declines.

         The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may buy or sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case the Fund would continue to bear market risk on the transaction.

Risk Characteristics of Options and Futures. Although options and futures transactions are intended to enable the Fund to manage market, exchange, or interest rate risks, these investment devices can be highly volatile, and the Fund's use of them can result in poorer performance (i.e., the Fund's returns may be reduced). The Fund's attempt to use such investment devices for hedging purposes may not be successful. Successful futures strategies require the ability to predict future movements in securities prices, interest rates and other economic factors. When the Fund uses financial futures contracts and options on financial futures contracts as hedging devices, there is a risk that the prices of the securities subject to the financial futures contracts and options on financial futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the financial futures contract and any related options to react to market changes differently than the portfolio securities. In addition, the Fund's investment adviser could be incorrect in its expectations and forecasts about the direction or extent of market factors, such as interest rates, securities price movements, and other economic factors. Even if the Fund's investment adviser correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. In these events, the Fund may lose money on the financial futures contracts or the options on financial futures contracts. It is not certain that a secondary market for positions in financial futures contracts or for options on financial futures contracts will exist at all times. Although the Fund's investment adviser will consider liquidity before entering into financial futures contracts or options on financial futures contracts transactions, there is no assurance that a liquid secondary market on an exchange will exist for any particular financial futures contract or option on a financial futures contract at any particular time. The Fund's ability to establish and close out financial futures contracts and options on financial futures contract positions depends on this secondary market. If the Fund is unable to close out its position due to disruptions in the market or lack of liquidity, the Fund may lose money on the futures contract or option, and the losses to the Fund could be significant.


Derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate.

         The Fund may invest in derivatives only if the expected risks and rewards are consistent with its objectives and policies.

         Losses from derivatives can sometimes be substantial. This is true partly because small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of the derivative. Derivatives can also cause the Fund to lose money if the Fund fails to correctly predict the direction in which the underlying asset or economic factor will move.

Foreign Investments. Foreign securities may involve additional risks. Specifically, they may be affected by the strength of foreign currencies relative to the U.S. dollar, or by political or economic developments in foreign countries. Accounting procedures and government supervision may be less stringent than those applicable to U.S. companies. There may be less publicly available information about a foreign company than about a U.S. company. Foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors. It may also be more difficult to enforce contractual obligations abroad than would be the case in the United States because of differences in the legal systems. Foreign securities may be subject to foreign taxes, which may reduce yield, and may be less marketable than comparable U.S. securities. All these factors are considered by the Fund's investment adviser before making any of these types of investments.

Foreign Currency Transactions. As discussed above, the Fund may invest in securities of foreign issuers. When the Fund invests in foreign securities, they usually will be denominated in foreign currencies, and the Fund temporarily may hold funds in foreign currencies. Thus, the value of Fund shares will be affected by changes in exchange rates.

         As one way of managing exchange rate risk, in addition to entering into currency futures contracts, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver or receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment adviser's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strength of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar.
Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. Although the Fund does not currently intend to do so, the Fund may also purchase and sell options related to foreign currencies. The Fund does not intend to enter into foreign currency transactions for speculation or leverage.

                       ORGANIZATION AND SERVICE PROVIDERS

Organization

Fund Structure. The Fund is an investment pool, which invests shareholders' money towards a specified goal. In technical terms, the Fund is a diversified series of an open-end, management investment company, called "Evergreen Equity Trust" (the "Trust"). The Trust is a Delaware business trust organized on September 17, 1997.

Board of Trustees. The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers.

Shareholder Rights. All shareholders participate in dividends and distributions from the Fund's assets and have equal voting, liquidation and other rights. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, shares will be fully paid and nonassessable. Shares of the Fund are redeemable, transferable and freely assignable as collateral. The Fund may establish additional classes or series of shares.

         The Fund does not hold annual shareholder meetings; the Fund may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, the Fund is prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect Trustees. If any matters are to be voted on by shareholders, each share owned as of the record date for the meeting would be entitled to one vote for each dollar of net asset value applicable to each share.

Service Providers

Investment Adviser. The investment adviser to the Fund is Keystone Investment Management Company ("Keystone"). Keystone has provided investment advisory and management services to investment companies and private accounts since it was organized in 1932. Keystone is an indirect subsidiary of First Union National Bank ("FUNB"). FUNB is a subsidiary of First Union Corporation. Both FUNB and First Union Corporation are located at 201 South College Street, Charlotte, North Carolina 28288-0630. First Union Corporation and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States.

         The Fund pays Keystone a fee, calculated on an annual basis, equal to 0.70% of the first $100,000,000 of the aggregate  net asset  value of the  shares of the Fund,  plus  0.65% of the next
$100,000,000,  plus  0.60%  of the  next  $100,000,000,  plus  0.55% of the next
$100,000,000,  plus  0.50%  of the  next  $100,000,000,  plus  0.45% of the next
$500,000,000,  plus 0.40% of the next  $500,000,000,  plus 0.35% of amounts over
$1,500,000,000, computed as of the close of business each business day and paid monthly.

Portfolio Manager

     The Portfolio Manager of the Fund is J. Gary Craven, who joined Keystone in November, 1996. Mr. Craven is currently a Keystone Senior Vice President, Chief Investment Officer and Group Leader for the small cap equity area. Prior to joining Keystone, Mr. Craven was a portfolio manager at Invista Capital Management, Inc. since 1987.

Administrator

         Evergreen Investment Services, Inc. ("EIS") serves as administrator to the Fund. As administrator, and subject to the supervision and control of the Trustees, EIS provides the Fund with facilities, equipment and personnel. For its services as administrator, EIS is entitled to receive a fee based on the aggregate average daily net assets of the Fund at a rate based on the total assets of all the mutual funds advised by First Union Corporation subsidiaries. The administration fee is calculated in accordance with the following schedule:

Administration Fee

0.050%                        on the first $7 billion
0.035%                        on the next $3 billion
0.030%                        on the next $5 billion
0.020%                        on the next $10 billion
0.015%                        on the next $5 billion
0.010%                        on assets in excess of $30 billion

Sub-administrator

         BISYS Fund Services serves as sub-administrator to the Fund. For its services, BISYS Fund Services is entitled to receive a fee from EIS calculated on the aggregate average daily net assets of the Fund at a rate based on the total assets of all mutual funds administered by EIS for which subsidiaries of First Union Corporation also serve as investment adviser. The sub-administration fee is calculated in accordance with the following schedule:

Sub-Administration Fee

0.0100%                            on the first $7 billion
0.0075%                            on the next $3 billion
0.0050%                            on the next $15 billion
0.0040%                            on assets in excess of $25 billion


Transfer Agent and Dividend Disbursing Agent. Evergreen Service Company ("ESC"), 200 Berkeley Street, Boston, Massachusetts 02116 acts as the Fund's transfer agent and dividend disbursing agent. ESC is an indirect, wholly-owned subsidiary of First Union Corporation.

Custodian. State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827 acts as the Fund's custodian.

Principal Underwriter. Evergreen Distributor, Inc. ("EDI"), a subsidiary of The BISYS Group, Inc., located at 125 West 55th Street, New York, New York 10019, is the principal underwriter of the Fund.

Distribution Plans and Agreements

Distribution Plans. The Fund's Class A, Class B and Class C shares pay for the expenses associated with the distribution of such shares according to distribution plans that it has adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") (each a "Plan" or collectively the "Plans"). Under the Plans, the Fund may incur distribution-related and shareholder servicing-related expenses which are based upon a maximum annual rate as a percentage of the Fund's average daily net assets attributable to the Class, as follows:

         Class A shares                  0.75% (currently limited to 0.25%)
         Class B shares                  1.00%
         Class C shares                  1.00%

         Of the amount that each Class may pay under its respective Plan, up to 0.25% may constitute a service fee to be used to compensate organizations, which may include the Fund's investment adviser or its affiliates, for personal services rendered to shareholders and/or the maintenance of shareholder accounts. The Fund may not pay any distribution or services fees during any fiscal period in excess of the amounts set forth above. Amounts paid under the Distribution Plans are used to compensate the Fund's distributor pursuant to the Distribution Agreements entered into by the Fund.

Distribution Agreements. The Fund has also entered into distribution agreements (each a "Distribution Agreement" or collectively the "Distribution Agreements") with EDI. Pursuant to the Distribution Agreements, the Fund will compensate EDI for its services as distributor based upon the maximum annual rate as a percentage of the Fund's average daily net assets attributable to the Class, as follows:

         Class A shares                          0.25%
         Class B shares                          1.00%
         Class C shares                          1.00%

         The Distribution Agreements provide that EDI will use the distribution fee received from the Fund for payments (1) to compensate broker-dealers or other persons for distributing shares of the Fund, including interest and principal payments made in respect of amounts paid to broker-dealers or other persons that have been financed (EDI may assign its rights to receive compensation under the Plans to secure such financings), (2) to otherwise promote the sale of shares of the Fund, and (3) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders. FUNB or its affiliates may finance the payments made by EDI to compensate broker-dealers or other persons for distributing shares of the Fund.

         In the event the Fund acquires the assets of other mutual funds, compensation paid to EDI under the Distribution Agreements may be paid by EDI to the distributors of the acquired funds.

         Since EDI's compensation under the Distribution Agreements is not directly tied to the expenses incurred by EDI, the amount of compensation received by it under the Distribution Agreements during any year may be more or less than its actual expenses and may result in a profit to EDI. Distribution expenses incurred by EDI in one fiscal year that exceed the level of compensation paid to EDI for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

                        PURCHASE AND REDEMPTION OF SHARES

How to Buy Shares

         You may purchase shares of the Fund through broker-dealers, banks or other financial intermediaries, or directly through EDI. In addition, you may purchase shares of the Fund by mailing to the Fund, c/o Evergreen Service Company, P.O.

Box 2121, Boston, Massachusetts 02106-2121, a complete Application and a check payable to the Fund. You may also telephone 1-800-343-2898 to obtain the number of an account to which you can wire or electronically transfer funds and then send in a completed Application. The minimum initial investment is $1,000, which may be waived in certain situations. Subsequent investments in any amount may be made by check, by wiring federal funds, by direct deposit or by an electronic funds transfer.

     There is no minimum amount for subsequent investments. Investments of $25 or more are allowed under the Systematic Investment Plan. See the Application for more information. Only Class A, Class B and Class C shares are offered through this Prospectus. (See "General Information - Other Classes of Shares.")

Class A Shares - Front-End Sales Charge Alternative. You may purchase Class A shares of the Fund at net asset value plus an initial sales charge on purchases under $1,000,000. You may purchase $1,000,000 or more of Class A shares without a front-end sales charge; however, a contingent deferred sales charge ("CDSC") equal to the lesser of 1% of the purchase price or the redemption value will be imposed on shares redeemed during the month of purchase and the 12-month period following the month of purchase. The schedule of charges for Class A shares is as follows:

                              Initial Sales Charge


Amount of Purchase          As a % of      As a % of          Commission to
                            the Net        the                Dealer/Agent
                            Amount         Offering           as a % of
                            Invested       Price              Offering Price
Less than $50,000           4.99%          4.75%              4.25%
$50,000 - $99,999           4.71%          4.50%              4.25%
$100,000 - $249,999         3.90%          3.75%              3.25%
$250,000 - $499,999         2.56%          2.50%              2.00%
$500,000 - $999,999         2.04%          2.00%              1.75%

Amount of Purchase     As a % of   As a % of               Commission to
                       the Net     the                     Dealer/Agent
                       Amount      Offering                as a % of
                       Invested    Price                   Offering Price
$1,000,000 or more     None        None                    1.00% of the
                                                           amount
                                                          invested up to
                                                           $2,999,999;
                                                           .50% of the
                                                           amount
                                                          invested over
                                                           $2,999,999, up
                                                           to $4,999,999;
                                                           and .25% of
                                                           the excess
                                                           over
                                                           $4,999,999

         No front-end  sales charges are imposed on Class A shares  purchased by
(a) institutional investors, which may include bank trust departments and registered investment advisers; (b) investment advisers, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisers or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; (f) current and retired employees of FUNB and its affiliates, EDI and any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees; (g) and upon the initial purchase of an Evergreen fund by investors reinvesting the proceeds from a redemption within the preceding thirty days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC. Certain broker-dealers or other financial institutions may impose a fee on transactions in shares of the Fund.

         Class A shares may also be purchased at net asset value by a corporation or certain other qualified retirement plans or a non-qualified deferred compensation plan or a Title I tax sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees, or a TSA plan sponsored by a public education entity having 5,000 or more eligible employees.

         In connection with sales made to plans of the type described in the preceding sentence EDI will pay broker-dealers and others concessions at the rate of 0.50% of the net asset value of the shares purchased. These payments are subject to reclaim in the event the shares are redeemed within twelve months after purchase.

         When Class A shares are sold, EDI will normally retain a portion of the applicable sales charge and pay the balance to the broker-dealer or other financial intermediary through whom the sale was made. EDI may also pay fees to banks from sales charges for services performed on behalf of the customers of such banks in connection with the purchase of shares of the Fund. In addition to compensation paid at the time of sale, entities whose clients have purchased Class A shares may receive a trailing commission equal to 0.25% of the average daily net asset value on an annual basis of Class A shares held by their clients. Certain purchases of Class A shares may qualify for reduced sales charges in accordance with the Fund's Concurrent Purchases, Rights of Accumulation, Letter of Intent, certain Retirement Plans and Reinstatement Privilege. Consult the Application for additional information concerning these reduced sales charges.

Class B Shares - Deferred Sales Charge Alternative. You may purchase Class B shares at net asset value without an initial sales charge. However, you may pay a CDSC if you redeem shares within six years after the month of purchase. The amount of the CDSC (expressed as a percentage of the lesser of the current net asset value or original cost) will vary according to the number of years from the month of purchase of Class B shares as set forth below.
                                                                      CDSC
Redemption Timing                                                     Imposed

Month of purchase and the first twelve-month
  period following the month of purchase..............................5.00%
Second twelve-month period following the
  month of purchase...................................................4.00%
Third twelve-month period following the
  month of purchase...................................................3.00%
Fourth twelve-month period following the
  month of purchase....................................................3.00%
Fifth twelve-month period following the
  month of purchase....................................................2.00%
Sixth twelve-month period following the
  month of purchase....................................................1.00%
No CDSC is imposed on amounts redeemed thereafter.

         The CDSC is deducted from the amount of the redemption and is paid to EDI. In the event the Fund acquires the assets of other mutual funds, the CDSC may be paid by EDI to the distributors of the acquired funds. Class B shares are subject to higher distribution and/or shareholder service fees than Class A shares for a period of seven years after the month of purchase (after which it is expected that they will convert to Class A shares without imposition of a front-end sales charge). The higher fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. The Fund will not normally accept any purchase of Class B shares in the amount of $250,000 or more.

         At the end of the period ending seven years after the end of the calendar month in which the shareholder's purchase order was accepted, Class B shares will automatically convert to Class A shares and will no longer be subject to the higher distribution services fee imposed on Class B shares. Such conversion will be on the basis of the relative net asset values of the two Classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to reduce the distribution services fee paid by holders of Class B shares that have been outstanding long enough for the Distributor to have been compensated for the expenses associated with the sale of such shares.

Class C Shares - Level-Load Alternative. Class C shares are only offered through broker-dealers who have special distribution agreements with EDI. You may purchase Class C shares at net asset value without any initial sales charge and, therefore, the full amount of your investment will be used to purchase Fund shares. However, you will pay a 1.00% CDSC, if you redeem shares during the month of purchase and the 12-month period following the month of purchase. No CDSC is imposed on amounts redeemed thereafter. Class C shares incur higher distribution and/or shareholder service fees than Class A shares but, unlike Class B shares, do not convert to any other class of shares of the Fund. The higher fees mean a higher expense ratio, so Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. The Fund will not normally accept any purchase of Class C shares in the amount of $500,000 or more.

No CDSC will be imposed on Class C shares purchased by institutional investors, and through employee benefit and savings plans eligible for the exemption from front-end sales charges described under "Class A Shares - Front-End Sales Charge Alternative," above. Broker-dealers and other financial intermediaries whose clients have purchased Class C shares may receive a trailing commission equal to 0.75% of the average daily net asset value of such shares on an annual basis held by their clients more than one year from the date of purchase. The payment of trailing commissions will commence immediately with respect to shares eligible for exemption from the CDSC normally applicable to Class C shares.

Contingent Deferred Sales Charge. Shares obtained from dividend or distribution reinvestment are not subject to a CDSC. Any CDSC imposed upon the redemption of Class A, Class B or Class C shares is a percentage of the lesser of (1) the net asset value of the shares redeemed or (2) the net asset value at the time of purchase of such shares.

         No CDSC is imposed on a redemption of shares of the Fund in the event of: (1) death or disability of the shareholder; (2) a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA"); (3) automatic withdrawals from ERISA plans if the shareholder is at least 59 1/2 years old; (4) involuntary redemptions of accounts having an aggregate net asset value of less than $1,000;
(5) automatic withdrawals under the Systematic Withdrawal Plan of up to 1.00% per month of the shareholder's initial account balanced; (6) withdrawals consisting of loan proceeds to a retirement plan participant; (7) financial hardship withdrawals made by a retirement plan participant; or (8) withdrawals consisting of returns of excess contributions or excess deferral amounts made to a retirement plan participant.

         The Fund may also sell Class A, Class B or Class C shares at net asset value without any initial sales charge or CDSC to certain Directors, Trustees, officers and employees of the Fund, Keystone, FUNB, Evergreen Asset Management Corp. ("Evergreen Asset"), EDI and certain of their affiliates, and to members of the immediate families of such persons, to registered representatives of firms with dealer agreements with EDI, and to a bank or trust company acting as a trustee for a single account.

How the Fund Values Its Shares. The net asset value of each Class of shares of the Fund is calculated by dividing the value of the amount of the Fund's net assets attributable to that Class by the number of outstanding shares of that Class.

Shares are valued each day the New York Stock Exchange (the "Exchange") is open as of the close of regular trading (currently 4:00 p.m. Eastern time). The securities in the Fund are valued at their current market values determined on the basis of market quotations or, if such quotations are not readily available, such other methods as the Trustees believe would accurately reflect fair value. Non-dollar denominated securities will be valued as of the close of the Exchange at the closing price of such securities in their principal trading markets.

General. The decision as to which Class of shares is more beneficial to you depends on the amount of your investment and the length of time you will hold it. If you are making a large investment, thus qualifying for a reduced sales charge, you might consider Class A shares. If you are making a smaller investment, you might consider Class B shares since 100% of your purchase is invested immediately and since such shares will convert to Class A shares, which incur lower ongoing distribution and/or shareholder service fees, after seven years. If you are unsure of the time period of your investment, you might consider Class C shares since there are no initial sales charges and, although there is no conversion feature, the CDSC only applies to redemptions made during the first year after the month purchase. Consult your financial intermediary for further information. The compensation received by broker-dealers and agents may differ depending on whether they sell Class A, Class B or Class C shares. There is no size limit on purchases of Class A shares.

         In addition to the discount or commission paid to broker-dealers, EDI may from time to time pay to broker-dealers additional cash or other incentives that are conditioned upon the sale of a specified minimum dollar amount of shares of the Fund and/or other Evergreen funds. Such incentives will take the form of payment for attendance at seminars, lunches, dinners, sporting events or theater performances, or payment for travel, lodging and entertainment incurred in connection with travel by persons associated with a broker-dealer and their immediate family members to urban or resort locations within or outside the United States. Such a dealer may elect to receive cash incentives of equivalent amount in lieu of such payments. EDI may also limit the availability of such incentives to certain specified dealers. EDI from time to time sponsors promotions involving First Union Brokerage Services, Inc., an affiliate of the Fund's investment adviser, and select broker-dealers, pursuant to which incentives are paid, including gift certificates and payments in amounts up to 1% of the dollar amount of shares of the Fund sold. Awards may also be made based on the opening of a minimum number of accounts. Such promotions are not being made available to all broker-dealers. Certain broker-dealers may also receive payments from EDI or the Fund's investment adviser over and above the usual trail commissions or shareholder servicing payments applicable to a given Class of shares.

         From time to time, affiliates of broker-dealers who offer and sell the Fund's shares may make various benefits available to persons who purchase Fund shares through such affiliate's cash management or similar type accounts. Such benefits may include gifts of merchandise, services, or cash which is used to purchase additional Fund shares.

Additional Purchase Information. As a condition of this offering, if a purchase is canceled due to nonpayment or because an investor's check does not clear, the investor will be responsible for any loss the Fund or the Fund's investment adviser incurs. If such investor is an existing shareholder, the Fund may redeem shares from an investor's account to reimburse the Fund or its investment adviser for any loss. In addition, such investors may be prohibited or restricted from making further purchases in any of the Evergreen funds. The Fund will not accept third party checks other than those payable directly to a shareholder whose account has been in existence at least 30 days.

How to Redeem Shares

         You may "redeem" (i.e., sell) your shares in the Fund to the Fund for cash at their net redemption value on any day the Exchange is open, either directly by writing to the Fund, c/o ESC, or through your financial intermediary. The amount you will receive is the net asset value adjusted for fractions of a cent (less any applicable CDSC) next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, the Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to 15 days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or canceled.

Redeeming Shares Through Your Financial Intermediary. The Fund must receive instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value (less any applicable CDSC). Your financial intermediary is responsible for furnishing all necessary documentation to the Fund and may charge you for this service. Certain financial intermediaries may require that you give instructions earlier than 4:00 p.m. (Eastern time).

Redeeming Shares Directly by Mail or Telephone. Send a signed letter of instruction or stock power form to the Fund, c/o ESC; the registrar, transfer agent and dividend-disbursing agent for the Fund. Stock power forms are available from your financial intermediary, ESC, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $50,000. Currently, the requirement for a signature guarantee has been waived on redemptions of $50,000 or less when the account address of record has been the same for a minimum period of 30 days. The Fund and ESC reserve the right to withdraw this waiver at any time. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable under the Securities Exchange Act of 1934 and ESC's policies.

         Shareholders may redeem amounts of $1,000 or more (up to $50,000) from their accounts by calling the telephone number on the front page of this Prospectus between the hours of 8:00 a.m. and 5:30 p.m.(Eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or ESC's offices are closed). The Exchange is closed on New Years Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Redemption requests received after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with the Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. If you cannot reach the Fund by telephone, you should follow the procedures for redeeming by mail or through a broker-dealer as set forth herein. The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must complete the appropriate sections on the Application and choose how the redemption proceeds are to be paid. Redemption proceeds will either (1) be mailed by check to the shareholder at the address in which the account is registered or (2) be wired to an account with the same registration as the shareholder's account in the Fund at a designated commercial bank.

     In order to insure that instructions received by ESC are genuine when you initiate a telephone transaction, you will be asked to verify certain criteria specific to your account. At the conclusion of the transaction, you will be given a transaction number confirming your request, and written confirmation of your transaction will be mailed the next business day. Your telephone instructions will be recorded. Redemptions by telephone are allowed only if the address and bank account of record have been the same for a minimum period of 30 days. The Fund reserves the right at any time to terminate, suspend, or change the terms of any redemption method described in this Prospectus, except redemption by mail, and to impose fees.

         Except as otherwise noted, the Fund, ESC, and EDI will not assume responsibility for the authenticity of any instructions received by any of them from a shareholder in writing, over the Evergreen Express Line, or by telephone. ESC will employ reasonable procedures to confirm that instructions received over the Evergreen Express Line or by telephone are genuine. The Fund, ESC, and EDI will not be liable when following instructions received over the Evergreen Express Line or by telephone that ESC reasonably believes are genuine.

Evergreen Express Line. The Evergreen Express Line offers you specific fund account information and price and yield quotations as well as the ability to do account transactions, including investments, exchanges and redemptions. You may access the Evergreen Express Line by dialing toll free 1-800- 346-3858 on any touch-tone telephone, 24 hours a day, seven days a week.

General. The sale of shares is a taxable transaction for federal income tax purposes. The Fund may temporarily suspend the right to redeem its shares when:
(1) the Exchange is closed,  other than customary  weekend and holiday closings;
(2) trading on the Exchange is restricted; (3) an emergency exists and the Fund cannot dispose of its investments or fairly determine their value; or (4) the Securities and Exchange Commission ("SEC") so orders. The Fund reserves the right to close an account that through redemption has fallen below $1,000 and has remained so for 30 days. Shareholders will receive 60 days' written notice to increase the account value to at least $1,000 before the account is closed. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of the Fund's total net assets, during any 90 day period for any one shareholder.

Exchange Privilege

How to Exchange Shares. You may exchange some or all of your shares for shares of the same class in the other Evergreen funds through your financial intermediary, by calling or writing to ESC or by using the Evergreen Express Line as described above. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative net asset values of the shares exchanged next determined after an exchange request is received. An exchange which represents an initial investment in another Evergreen fund is subject to the minimum investment and suitability requirements of each fund.

         Each of the Evergreen funds has different investment objectives and policies. For complete information, a prospectus of the fund into which an exchange will be made should be read prior to the exchange. An exchange order must comply with the requirement for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. An exchange is treated for federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. Shareholders are limited to five exchanges per calendar year, with a maximum of three per calendar quarter. This exchange privilege may be modified or discontinued at any time by the Fund upon 60 days' notice to shareholders and is only available in states in which shares of the fund being acquired may lawfully be sold.

         No CDSC will be imposed in the event shares are exchanged for shares of the same class of other Evergreen funds. If you redeem shares, the CDSC applicable to the shares of the Evergreen fund originally purchased for cash is applied. Also, Class B shares will continue to age following an exchange for the purpose of conversion to Class A shares and for the purpose of determining the amount of the applicable CDSC.

Exchanges Through Your Financial Intermediary. The Fund must receive exchange instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to the Fund and may charge you for this service.

Exchanges By Telephone And Mail. Exchange requests received by the Fund after 4:00 p.m. (Eastern time) will be processed using the net asset value determined at the close of the next business day. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone exchanges. You should follow the procedures outlined below for exchanges by mail if you are unable to reach ESC by telephone. If you wish to use the telephone exchange service you should indicate this on the Application. As noted above, the Fund will employ reasonable procedures to confirm that instructions for the redemption or exchange of shares communicated by telephone are genuine. A telephone exchange may be refused by the Fund or ESC if it is believed advisable to do so. Procedures for exchanging Fund shares by telephone may be modified or terminated at any time. Written requests for exchanges should follow the same procedures outlined for written redemption requests in the section entitled "How to Redeem Shares;" however, no signature guarantee is required.

Shareholder Services

         The  Fund  offers  the  following   shareholder   services.   For  more
information about these services or your account, contact your financial intermediary, ESC or call the toll-free number on the front page of this Prospectus. Some services are described in more detail in the Application.

Systematic Investment Plan. Under a Systematic Investment Plan, you may invest as little as $25 per month to purchase shares of the Fund with no minimum initial investment required.

Telephone Investment Plan. You may make investments into an existing account electronically in amounts of not less than $100 or more than $10,000 per investment. Telephone investment requests received by 4:00 p.m. (Eastern time) will be credited to a shareholder's account the day the request is received. Shares purchased under the Systematic Investment Plan or Telephone Investment Plan may not be redeemed for ten days from the date of investment.

Systematic Withdrawal Plan. When an account of $10,000 or more is opened or when an existing account reaches that size, you may participate in the Systematic Withdrawal Plan by filling out the appropriate part of the Application. Under this Plan, you may receive (or designate a third party to receive) a monthly or quarterly fixed-withdrawal payment in a stated amount of at least $75 and as much as 1.0% per month or 3.0% per quarter of the total net asset value of the Fund shares in your account when the Plan was opened. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gains distributions reinvested automatically.

Investments Through Employee Benefit and Savings Plans. Certain qualified and non-qualified employee benefit and savings plans may make shares of the Fund and the other

Evergreen funds available to their participants. Investments made by such employee benefit plans may be exempt from front-end sales charges if they meet the criteria set forth under "Class A Shares - Front-End Sales Charge
Alternative." Evergreen Asset, Keystone or FUNB may provide compensation to organizations providing administrative and recordkeeping services to plans which make shares of the Evergreen funds available to their participants.

Automatic Reinvestment Plan. For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of a Fund at the net asset value per share at the close of business on the record date, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested.

Dollar Cost Averaging. Through dollar cost averaging you can invest a fixed dollar amount each month or each quarter in any Evergreen fund. This results in more shares being purchased when the selected Fund's net asset value is relatively low and fewer shares being purchased when the Fund's net asset value is relatively high and may result in a lower average cost per share than a less systematic investment approach.

         Prior to participating in dollar cost averaging, you must establish an account in an Evergreen fund. You should designate on the Application (1) the dollar amount of each monthly or quarterly investment you wish to make, and (2) the Fund in which the investment is to be made. Thereafter, on the first day of the designated month, an amount equal to the specified monthly or quarterly investment will automatically be redeemed from your initial account and invested in shares of the designated fund.

Two Dimensional Investing. You may elect to have income and capital gains distributions from any Evergreen fund shares you own automatically invested to purchase the same class of shares of any other Evergreen fund. You may select this service on your Application and indicate the Evergreen fund(s) into which distributions are to be invested.

Tax Sheltered Retirement Plans. The Fund has various retirement plans available to eligible investors, including Individual Retirement Accounts (IRAs); Rollover IRAs; Simplified Employee Pension Plans (SEPs); Salary Incentive Match Plan for Employees (SIMPLEs); Tax Sheltered Annuity

Plans; 403(b)(7) Plans; 401(k) Plans; Keogh Plans; Profit- Sharing Plans; Pension and Target Benefit and Money Purchase Plans. For details, including fees and application forms, call toll free 1-800-247-4075 or write to ESC.

Banking Laws

         The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Fund. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment adviser, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. Keystone and FUNB are subject to and in compliance with the aforementioned laws and regulations.

         Changes to applicable laws and regulations or future judicial or administrative decisions could result in FUNB or Keystone being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of the Fund by its customers. If Keystone were prevented from continuing to provide the services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon the Fund's shareholders to approve, a new investment adviser. If this were to occur, it is not anticipated that the shareholders of the Fund would suffer any adverse financial consequences.

                                OTHER INFORMATION

Dividends, Distributions and Taxes

         The Fund intends to distribute its investment company taxable income annually and net capital realized gains at least annually. Shareholders receive Fund distributions in the form of additional shares of that class of shares upon which the distribution is based or, at the shareholder's option, in cash. Shareholders of the Fund who have not opted to receive cash prior to the payable date for any dividend from net investment income or the record date for any capital gains distribution will have the number of such shares determined on the basis of the Fund's net asset value per share computed at the end of that day after adjustment for the distribution. Net asset value is used in computing the number of shares in both capital gains and income distribution investments.

         Because Class A shares bear most of the costs of distribution of such shares through payment of a front-end sales charge while Class B and, when applicable, Class C shares bear such expenses through a higher annual distribution fee, expenses attributable to Class B shares and Class C shares will generally be higher than those of Class A shares, and income distributions paid by the Fund with respect to Class A shares will generally be greater than those paid with respect to Class B and Class C shares.

         Account statements and/or checks, as appropriate, will be mailed within seven days after the Fund pays a distribution. Unless the Fund receives instructions to the contrary before the record or payable date, as the case may be, it will assume that a shareholder wishes to receive that distribution and future capital gains and income distributions in shares. Instructions continue in effect until changed in writing.

         The Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). While so qualified, it is expected that the Fund will not be required to pay any federal income taxes on that portion of its investment company taxable income and any net realized capital gains it distributes to shareholders. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Fund, to the extent it does not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements.

         Any taxable dividend declared in October, November or December to shareholders of record in such a month and paid by the following January 31 will be includable in the taxable income of shareholders as if paid on December 31 of the year in which the dividend was declared.

         The Fund may be subject to foreign withholding taxes which would reduce the yield on its investments. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. Shareholders of a Fund who are subject to United States federal income tax may be entitled, subject to certain rules and limitations, to claim a federal income tax credit or deduction for foreign income taxes paid by the Fund. See the SAI for additional details. The Fund's transactions in options, futures and forward contracts may be subject to special tax rules. These rules can affect the amount, timing and characteristics of distributions to shareholders.

         The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions (if any) and redemptions) paid to certain shareholders. In order to avoid this backup withholding requirement, each investor must certify on the Application, or on a separate form supplied by the Fund's transfer agent, that the investor's social security or taxpayer identification number is correct and that the investor is not currently subject to backup withholding or is exempt from backup withholding. A shareholder who acquires Class A shares of a Fund and sells or otherwise disposes of such shares within ninety days of acquisition may not be allowed to include certain sales charges incurred in acquiring such shares for purposes of calculating gain and loss realized upon a sale or exchange of shares of the Fund.

         The Fund intends to distribute its net capital gains as capital gains dividends. Shareholders should treat such dividends as long-term capital gains. The Fund will designate capital gains distributions as such by a written notice mailed to each shareholder no later than 60 days after the close of the Fund's taxable year. If a shareholder receives a capital gain dividend and holds his shares for six months or less, then any allowable loss on disposition of such shares will be treated as a long-term capital loss to the extent of such capital gain dividend.

         The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on the date of this Prospectus, and is subject to change by legislative or administrative action. As the foregoing discussion is for general information only, you should also review the discussion of "Additional Tax Information" contained in the SAI. In addition, you should consult your own tax adviser as to the tax consequences of investments in the Fund, including the application of state and local taxes which may be different from federal income tax consequences described above.

General Information

Portfolio Turnover. The estimated annual portfolio turnover rate for the Fund is not expected to exceed 200%. A portfolio turnover rate of 100% would occur if all of the Fund's portfolio securities were replaced in one year. The portfolio turnover rate experienced by the Fund directly affects the transaction costs relating to the purchase and sale of securities which the Fund bears directly. A high rate of portfolio turnover will increase such costs. See the SAI for further information regarding the practices of the Fund affecting portfolio turnover.

Portfolio Transactions. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Fund may consider sales of its shares as a factor in the selection of broker-dealers to enter into portfolio transactions with the Fund.

Other Classes of Shares. The Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, and may in the future offer additional classes. Class Y shares are not offered by this Prospectus and are only available to (1) persons who at or prior to December 31, 1994, owned shares in a mutual fund advised by Evergreen Asset, (2) certain institutional investors and (3) investment advisory clients of FUNB, Evergreen Asset, Keystone or their affiliates. The dividends payable with respect to Class A, Class B and Class C shares will be less than those payable with respect to Class Y shares due to the distribution and shareholder servicing- related expenses borne by Class A, Class B and Class C shares and the fact that such expenses are not borne by Class Y shares.

Performance Information. From time to time, the Fund may quote its "total return" or "yield" for a specified period in advertisements, reports or other communications to shareholders. Total return and yield are computed separately for Class A, Class B, Class C and Class Y shares. The Fund's total return for each such period is computed by finding, through the use of a formula prescribed by the SEC, the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of the investment at the end of the period. For purposes of computing total return, dividends and capital gains distributions paid on shares of the Fund are assumed to have been reinvested when paid and the maximum sales charges applicable to purchases of the Fund's shares are assumed to have been paid.

         Yield is a way of showing the rate of income the Fund earns on its investments as a percentage of the Fund's share price. The Fund's yield is calculated according to accounting methods that are standardized by the SEC for all stock and bond funds. Because yield accounting methods differ from the method used for other accounting purposes, the Fund's yield may not equal its distribution rate, the income paid to your account or the net investment income reported in the Fund's financial statements. To calculate yield, the Fund takes the interest and dividend income it earned from its portfolio of investments (as defined by the SEC formula) for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the 30-day period. This yield does not reflect gains or losses from selling securities.

         Performance data may be included in any advertisement or sales literature of the Fund. These advertisements may quote performance rankings or ratings of the Fund by financial publications or independent organizations such as Lipper Analytical Services, Inc., and Morningstar, Inc. or compare the Fund's performance to various indices. The Fund may also advertise in items of sales literature an "actual distribution rate" which is computed by dividing the total ordinary income distributed (which may include the excess of short-term capital gains over losses) to shareholders for the latest twelve-month period by the maximum public offering price per share on the last day of the period. Investors should be aware that past performance may not be indicative of future results.

         In marketing the Fund's shares, information may be provided that is designed to help individuals understand their investment goals and explore various financial strategies. Such information may include publications describing general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; a questionnaire designed to help create a personal financial profile; and an action plan offering investment alternatives. The information provided to investors may also include discussions of other Evergreen funds, products, and services, which may include: retirement investing; brokerage products and services; the effects of periodic investment plans and dollar cost averaging; saving for college; and charitable giving. In addition, the information provided to investors may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques. The materials may also reprint, and use as advertising and sales literature, articles from Evergreen Events, a quarterly magazine provided free of charge to Evergreen fund shareholders.

Additional Information. This Prospectus and the SAI, which has been incorporated by reference herein, do not contain all the information set forth in the Registration Statement filed by the Trust with the SEC under the Securities Act of 1933, as amended. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.

Investment Adviser

Keystone Investment Management Company, 200 Berkeley Street, Boston, Massachusetts 02116-5034

Custodian

State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827

Transfer Agent

Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121

Legal Counsel

Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036

Independent Auditors

KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110

Distributor

Evergreen Distributor, Inc., 125 W. 55th Street, New York, New York 10019

PROSPECTUS                 , 1997

EVERGREEN DOMESTIC EQUITY FUNDS

Evergreen Small Company Growth Fund                   (Evergreen Tree Logo)


CLASS Y SHARES


         The Evergreen Small Company Growth Fund (the "Fund") seeks long-term growth of capital.

         This Prospectus provides information regarding the Class Y shares offered by the Fund. The Fund is a diversified series of an open-end, management investment company. This Prospectus sets forth concise information about the Fund that a prospective investor should know before investing. The address of the Fund is 200 Berkeley Street, Boston, Massachusetts 02116.

         A Statement of Additional Information for the Fund dated , 1997, as supplemented from time to time, has been filed with the Securities and Exchange Commission and is incorporated by reference herein. The Statement of Additional Information provides information regarding certain matters discussed in this Prospectus and other matters which may be of interest to investors, and may be obtained without charge by calling the Fund at
(800) 343-2898. There can be no assurance that the investment objective of the Fund will be achieved. Investors are advised to read this Prospectus carefully.

         An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured or otherwise protected by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency and involves risk, including the possible loss of principal.

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                    Keep This Prospectus For Future Reference

                                TABLE OF CONTENTS


EXPENSE INFORMATION.............................................3

FINANCIAL HIGHLIGHTS............................................3

DESCRIPTION OF THE FUND.........................................4
         Investment Objective and Policies......................4
         Investment Practices and Restrictions..................5

ORGANIZATION AND SERVICE PROVIDERS.............................11
         Organization..........................................11
         Service Providers.....................................12

PURCHASE AND REDEMPTION OF SHARES..............................14
         How to Buy Shares.....................................14
         How to Redeem Shares .................................15
         Exchange Privilege....................................18
         Shareholder Services..................................19
         Banking Laws..........................................20

OTHER INFORMATION..............................................21
         Dividends, Distributions and Taxes....................21
         General Information...................................23

                               EXPENSE INFORMATION

         The table and example below are designed to help you understand the various expenses that you will bear, directly or indirectly, when you invest in the Fund. Shareholder transaction expenses are fees paid directly from your account when you buy or sell shares of the Fund.


SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge Imposed on Purchases None Sales Charge on Dividend Reinvestments None Contingent Deferred Sales Charge None


         Annual operating expenses reflect the normal operating expenses of the Fund, and include costs such as management, distribution and other fees. The table below shows the Fund's estimated annual operating expenses for the fiscal period ending September 30, 1998. The example shows what you would pay if you invested $1,000 over periods indicated. The example assumes that you reinvest all of your dividends and that the Fund's average annual return will be 5%. The example is for illustration purposes only and should not be considered a representation of past or future expenses or annual return. The Fund's actual expenses and returns will vary. For a more complete description of the various costs and expenses borne by the Fund see "Organization and Service Providers."


                    Annual
                    Operating
                    Expenses                                     Example
Management          .48%           After 1 Year                  $8
Fees
12b-1 Fees          --
Other Expenses      .27%           After 3 Years                 $24
Total               .75%


                              FINANCIAL HIGHLIGHTS

         As of the date of this Prospectus the Fund had not commenced operations. Consequently, no financial highlights are currently available.

                             DESCRIPTION OF THE FUND

Investment Objective and Policies

         The Fund seeks long-term growth of capital.

         The Fund's investment objective is nonfundamental; as a result, the Fund may change its objective without a shareholder vote. The Fund has also adopted certain fundamental investment policies which are mainly designed to limit the Fund's exposure to risk. The Fund's fundamental policies cannot be changed without a shareholder vote. See the Statement of Additional Information ("SAI") for more information regarding the Fund's fundamental investment policies or other related investment policies. There can be no assurance that the Fund's investment objective will be achieved.

Principal Investments and Investment Policies. The Fund invests at least 65% of its total assets in equity securities of companies with small market capitalizations. For this purpose, companies with small market capitalizations are generally those with market capitalizations of less than $1 billion ("small cap") at the time of the Fund's investment. Companies whose capitalization falls outside this range after the purchase continue to be considered small cap for this purpose.

         While the Fund focuses on small cap stocks, it may also invest in other types of securities, including common stocks, debt securities convertible into common stocks or having common stock characteristics, and rights and warrants to purchase common stocks.

Other Eligible Securities. The Fund also may invest, for temporary defensive purposes, up to 100% of its assets in short-term obligations. Such obligations may include master demand notes, commercial paper and notes, bank deposits and other financial institution obligations.

         The Fund may invest in limited partnerships, including master limited partnerships, and up to 25% of its assets in foreign securities. The Fund does not currently intend to invest more than 5% of its assets in foreign securities.

         While income is not an objective, securities appearing to offer attractive possibilities for future growth of income may be included in the portfolio whenever it seems possible to do so without conflicting with the Fund's objective of capital growth.

         In addition to the investment policies detailed above, the Fund may employ certain additional investment strategies which are discussed in "Investment Practices and Restrictions."

Investment Practices and Restrictions

Risk Factors. Investing in companies with small market capitalizations involves greater risk than investing in larger companies. Their stock prices can rise very quickly and drop dramatically in a short period of time. This volatility results from a number of factors, including reliance by these companies on limited product lines, markets, and financial and management resources. These and other factors may make small cap companies more susceptible to setbacks or downturns. These companies may experience higher rates of bankruptcy or other failures than larger companies. They may be more likely to be negatively affected by changes in management. In addition, the stock of small cap companies may be thinly traded.

         Moreover, a need for cash due to large liquidations from the Fund when the prices of small cap stocks are declining could result in losses to the Fund.

Repurchase Agreements. The Fund may invest in repurchase agreements. A repurchase agreement is an agreement by which the Fund purchases a security (usually U.S. government securities) for cash and obtains a simultaneous commitment from the seller (usually a bank or broker/dealer) to repurchase the security at an agreed-upon price and specified future date. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. The Fund's risk is the inability of the seller to pay the agreed-upon price on the delivery date. However, this risk is tempered by the ability of the Fund to sell the security in the open market in the case of a default. In such a case, the Fund may incur costs in disposing of the security which would increase Fund expenses. The Fund's investment adviser will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is an agreement by the Fund to sell a security and repurchase it at a specified time and price. The Fund could lose money if the market values of the securities it sold decline below their repurchase prices. Reverse repurchase agreements may be considered a form of borrowing, and, therefore, a form of leverage. Leverage may magnify gains or losses of the Fund.

When-Issued, Delayed-Delivery and Forward Commitment

Transactions. The Fund may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuation during this period and no income accrues to the Fund until settlement. At the time of settlement, a when- issued security may be valued at less than its purchase price. When entering into these transactions, the Fund relies on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged.

Securities Lending. To generate income and offset expenses, the Fund may lend securities to broker-dealers and other financial institutions. Loans of securities by the Fund may not exceed 30% of the value of the Fund's total assets. While securities are on loan, the borrower will pay the Fund any income accruing on the security. Also, the Fund may invest any collateral it receives in additional securities. Gains or losses in the market value of a lent security will affect the Fund and its shareholders. When the Fund lends its securities, it runs the risk that it could not retrieve the securities on a timely basis possibly losing the opportunity to sell the securities at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, the Fund's ability to dispose of the securities may be delayed.

Investing in Securities of Other Investment Companies. The Fund may invest in the securities of other investment companies. The Fund's investment adviser will waive its investment advisory fee on assets invested in securities of other open-end investment companies.

Borrowing. The Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. The Fund may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. The Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights. The Fund does not intend to leverage.

Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities and other securities which are not readily marketable. Repurchase agreements with maturities longer than seven days will be included for the purpose of the foregoing 15% limit. Securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, which have been determined to be liquid, will not be considered by the Fund's investment adviser to be illiquid or not readily marketable and, therefore, are not subject to the aforementioned 15%
limit. The inability of the Fund to dispose of illiquid investments readily or at a reasonable price could impair the Fund's ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by the Fund which are eligible for resale pursuant to Rule 144A will be monitored by the Fund's investment adviser on an ongoing basis, subject to the oversight of the Board of Trustees. In the event that such a security is deemed to be no longer liquid, the Fund's holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in the Fund having more than 15% of its net assets invested in illiquid or not readily marketable securities.

Options and Futures. The Fund may engage in options and futures transactions. Options and futures transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, and the Fund does not use these transactions for speculation or leverage.

         The Fund may attempt to hedge all or a portion of its portfolio through the purchase of both put and call options on its portfolio securities and listed put options on financial futures contracts for portfolio securities. The Fund may also purchase call options on financial futures contracts. The Fund may write covered call options on its portfolio securities to attempt to increase its current income. The Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series.

         The Fund may write (i.e., sell) covered call and put options. By writing a call option, the Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, the Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. The Fund also may write straddles (combinations of covered puts and calls on the same underlying security). The Fund may only write "covered" options. This means that so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or, in the case of call options on U.S. Treasury bills, the Fund might own substantially similar U.S. Treasury bills. The Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

         The principal reason for writing call or put options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Fund receives a premium from writing a call or put option which it retains whether or not the option is exercised. By writing a call option, the Fund might lose the potential for gain on the underlying security while the option is open, and by writing a put option the Fund might become obligated to purchase the underlying securities for more than their current market price upon exercise.

         A futures contract is a firm commitment by two parties: the seller, who agrees to make delivery of the specific type of instrument called for in the contract ("going short"), and the buyer, who agrees to take delivery of the instrument ("going long") at a certain time in the future. Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government. If the Fund would enter into financial futures contracts directly to hedge its holdings of fixed income securities, it would enter into contracts to deliver securities at an undetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would agree to purchase securities in the future at a predetermined price (i.e., "go long") to hedge against a decline in market interest rates.

         The Fund may also enter into currency and other financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities, currencies, or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities or currencies is an agreement to buy or sell securities or currencies during a designated month at whatever price exists at that time. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which remains in effect until the contract is terminated.

         The Fund may sell or purchase currency and other financial futures contracts. When a futures contract is sold by the Fund, the profit on the contract will tend to rise when the value of the underlying securities or currencies declines and to fall when the value of such securities or currencies increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the profit on its securities or currencies. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities or currencies increases and to fall when the value of such securities or currencies declines.

         The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may buy or sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case the Fund would continue to bear market risk on the transaction.

Risk Characteristics of Options and Futures. Although options and futures transactions are intended to enable the Fund to manage market, exchange, or interest rate risks, these investment devices can be highly volatile, and the Fund's use of them can result in poorer performance (i.e., the Fund's returns may be reduced). The Fund's attempt to use such investment devices for hedging purposes may not be successful. Successful futures strategies require the ability to predict future movements in securities prices, interest rates and other economic factors. When the Fund uses financial futures contracts and options on financial futures contracts as hedging devices, there is a risk that the prices of the securities subject to the financial futures contracts and options on financial futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the financial futures contract and any related options to react to market changes differently than the portfolio securities. In addition, the Fund's investment adviser could be incorrect in its expectations and forecasts about the direction or extent of market factors, such as interest rates, securities price movements, and other economic factors. Even if the Fund's investment adviser correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. In these events, the Fund may lose money on the financial futures contracts or the options on financial futures contracts. It is not certain that a secondary market for positions in financial futures contracts or for options on financial futures contracts will exist at all times. Although the Fund's investment adviser will consider liquidity before entering into financial futures contracts or options on financial futures contracts transactions, there is no assurance that a liquid secondary market on an exchange will exist for any particular financial futures contract or option on a financial futures contract at any particular time. The Fund's ability to establish and close out financial futures contracts and options on financial futures contract positions depends on this secondary market. If the Fund is unable to close out its position due to disruptions in the market or lack of liquidity, the Fund may lose money on the futures contract or option, and the losses to the Fund could be significant.

Derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate.

         The Fund may invest in derivatives only if the expected risks and rewards are consistent with its objectives and policies.

         Losses from derivatives can sometimes be substantial. This is true partly because small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of the derivative. Derivatives can also cause the Fund to lose money if the Fund fails to correctly predict the direction in which the underlying asset or economic factor will move.

Foreign Investments. Foreign securities may involve additional risks. Specifically, they may be affected by the strength of foreign currencies relative to the U.S. dollar, or by political or economic developments in foreign countries. Accounting procedures and government supervision may be less stringent than those applicable to U.S. companies. There may be less publicly available information about a foreign company than about a U.S. company. Foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors. It may also be more difficult to enforce contractual obligations abroad than would be the case in the United States because of differences in the legal systems. Foreign securities may be subject to foreign taxes, which may reduce yield, and may be less marketable than comparable U.S. securities. All these factors are considered by the Fund's investment adviser before making any of these types of investments.

Foreign Currency Transactions. As discussed above, the Fund may invest in securities of foreign issuers. When the Fund invests in foreign securities, they usually will be denominated in foreign currencies, and the Fund temporarily may hold funds in foreign currencies. Thus, the value of Fund shares will be affected by changes in exchange rates.

         As one way of managing exchange rate risk, in addition to entering into currency futures contracts, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver or receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment adviser's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strength of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar.
Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. Although the Fund does not currently intend to do so, the Fund may also purchase and sell options related to foreign currencies. The Fund does not intend to enter into foreign currency transactions for speculation or leverage.

                       ORGANIZATION AND SERVICE PROVIDERS

Organization

Fund Structure. The Fund is an investment pool, which invests shareholders' money towards a specified goal. In technical terms, the Fund is a diversified series of an open-end, management investment company, called "Evergreen Equity Trust" (the "Trust"). The Trust is a Delaware business trust organized on September 17, 1997.

Board of Trustees. The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers.

Shareholder Rights. All shareholders participate in dividends and distributions from the Fund's assets and have equal voting, liquidation and other rights. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, shares will be fully paid and nonassessable. Shares of the Fund are redeemable, transferable and freely assignable as collateral. The Fund may establish additional classes or series of shares.

         The Fund does not hold annual shareholder meetings; the Fund may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, the Fund is prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect Trustees. If any matters are to be voted on by shareholders, each share owned as of the record date for the meeting would be entitled to one vote for each dollar of net asset value applicable to each share.

Service Providers

Investment Adviser. The investment adviser to the Fund is Keystone Investment Management Company ("Keystone"). Keystone has provided investment advisory and management services to investment companies and private accounts since it was organized in 1932. Keystone is an indirect subsidiary of First Union National Bank ("FUNB"). FUNB is a subsidiary of First Union Corporation. Both FUNB and First Union Corporation are located at 201 South College Street, Charlotte, North Carolina 28288-0630. First Union Corporation and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States.

         The Fund pays Keystone a fee, calculated on an annual basis, equal to 0.70% of the first $100,000,000 of the aggregate net asset value of the shares of the Fund, plus 0.65% of the next $100,000,000, plus 0.60% of the next
$100,000,000,  plus  0.55%  of the  next  $100,000,000,  plus  0.50% of the next
$100,000,000,  plus  0.45%  of the  next  $500,000,000,  plus  0.40% of the next
$500,000,000,  plus 0.35% of amounts  over  $1,500,000,000,  computed  as of the close of business each business day and paid monthly.

Portfolio Manager

     The Portfolio Manager of the Fund is J. Gary Craven, who joined Keystone in November, 1996. Mr. Craven is currently a Keystone Senior Vice President, Chief Investment Officer and Group Leader for the small cap equity area. Prior to joining Keystone, Mr. Craven was a portfolio manager at Invista Capital Management, Inc. since 1987.

Administrator

         Evergreen Investment Services, Inc. ("EIS") serves as administrator to the Fund. As administrator, and subject to the supervision and control of the Trustees, EIS provides the Fund with facilities, equipment and personnel. For its services as administrator, EIS is entitled to receive a fee based on the aggregate average daily net assets of the Fund at a rate based on the total assets of all the mutual funds advised by First Union Corporation subsidiaries. The administration fee is calculated in accordance with the following schedule:

Administration Fee

0.050%                        on the first $7 billion
0.035%                        on the next $3 billion
0.030%                        on the next $5 billion
0.020%                        on the next $10 billion
0.015%                        on the next $5 billion
0.010%                        on assets in excess of $30 billion

Sub-administrator

         BISYS Fund Services serves as sub-administrator to the Fund. For its services, BISYS Fund Services is entitled to receive a fee from EIS calculated on the aggregate average daily net assets of the Fund at a rate based on the total assets of all mutual funds administered by EIS for which subsidiaries of First Union Corporation also serve as investment adviser. The sub-administration fee is calculated in accordance with the following schedule:

Sub-Administration Fee

0.0100%                            on the first $7 billion
0.0075%                            on the next $3 billion
0.0050%                            on the next $15 billion
0.0040%                            on assets in excess of $25 billion


Transfer Agent and Dividend Disbursing Agent. Evergreen Service Company ("ESC"), 200 Berkeley Street, Boston, Massachusetts 02116 acts as the Fund's transfer agent and dividend disbursing agent. ESC is an indirect, wholly-owned subsidiary of First Union Corporation.

Custodian. State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827 acts as the Fund's custodian.

Principal Underwriter. Evergreen Distributor, Inc. ("EDI"), a subsidiary of The BISYS Group, Inc., located at 125 West 55th Street, New York, New York 10019, is the principal underwriter of the Fund.

                        PURCHASE AND REDEMPTION OF SHARES

How to Buy Shares

         Class Y shares are offered at net asset value without a front-end sales charge or a contingent deferred sales load. Class Y shares are only offered to
(1) persons who at or prior to December 31, 1994, owned shares in a mutual fund advised by Evergreen Asset, (2) certain institutional investors and (3)
investment advisory clients of FUNB, Evergreen Asset Management Corp. ("Evergreen Asset"), Keystone or their affiliates.

         Eligible investors may purchase Class Y shares of the Fund through broker-dealers, banks or other financial intermediaries, or directly through EDI. In addition, you may purchase Class Y shares of the Fund by mailing to the Fund, c/o Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121, a completed Application and a check payable to the Fund. You may also telephone 1-800-343-2898 to obtain the number of an account to which you can wire or electronically transfer funds and then send in a completed Application. The minimum initial investment is $1,000, which may be waived in certain situations. Subsequent investments in any amount may be made by check, by wiring federal funds, by direct deposit or by an electronic funds transfer.

         There is no minimum amount for subsequent investments. Investments of $25 or more are allowed under the Systematic Investment Plan. See the Application for more information. Only Class Y shares are offered through this Prospectus (see "General Information" -- "Other Classes of Shares").

How the Fund Values Its Shares. The net asset value of each Class of shares of the Fund is calculated by dividing the value of the amount of the Fund's net assets attributable to that Class by the number of outstanding shares of that Class. Shares are valued each day the New York Stock Exchange (the "Exchange") is open as of the close of regular trading (currently 4:00 p.m. Eastern time). The securities in the Fund are valued at their current market values determined on the basis of market quotations or, if such quotations are not readily available, such other methods as the Trustees of the Trust believe would accurately reflect fair value. Non-dollar denominated securities will be valued as of the close of the Exchange at the closing price of such securities in their principal trading markets.

Additional Purchase Information. As a condition of this offering, if a purchase is canceled due to nonpayment or because an investor's check does not clear, the investor will be responsible for any loss the Fund or the Fund's investment adviser incurs. If such investor is an existing shareholder, the Fund may redeem shares from an investor's account to reimburse the Fund or its investment adviser for any loss. In addition, such investors may be prohibited or restricted from making further purchases in any of the Evergreen funds. The Fund will not accept third party checks other than those payable directly to a shareholder whose account has been in existence at least 30 days.

How to Redeem Shares

         You may "redeem" (i.e., sell) your Class Y shares in the Fund to the Fund for cash at their net redemption value on any day the Exchange is open, either directly by writing to the Fund, c/o ESC, or through your financial intermediary. The amount you will receive is the net asset value adjusted for fractions of a cent next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, the Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to 15 days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or canceled.

Redeeming Shares Through Your Financial Intermediary. The Fund must receive instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to the Fund and may charge you for this service. Certain financial intermediaries may require that you give instructions earlier than 4:00 p.m.
(Eastern time).

Redeeming Shares Directly by Mail or Telephone. Send a signed letter of instruction or stock power form to the Fund, c/o ESC; the registrar, transfer agent and dividend-disbursing agent for the Fund. Stock power forms are available from your financial intermediary, ESC, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $50,000. Currently, the requirement for a signature guarantee has been waived on redemptions of $50,000 or less when the account address of record has been the same for a minimum period of 30 days. The Fund and ESC reserve the right to withdraw this waiver at any time. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable under the Securities Exchange Act of 1934 and ESC's policies.

         Shareholders may redeem amounts of $1,000 or more (up to $50,000) from their accounts by calling the telephone number on the front page of this Prospectus between the hours of 8:00 a.m. and 5:30 p.m.(Eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or ESC's offices are closed). The Exchange is closed on New Years Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Redemption requests received after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with the Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. If you cannot reach the Fund by telephone, you should follow the procedures for redeeming by mail or through a broker-dealer as set forth herein. The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must complete the appropriate sections on the Application and choose how the redemption proceeds are to be paid. Redemption proceeds will either (1) be mailed by check to the shareholder at the address in which the account is registered or (2) be wired to an account with the same registration as the shareholder's account in the Fund at a designated commercial bank.

         In order to insure that instructions received by ESC are genuine when you initiate a telephone transaction, you will be asked to verify certain criteria specific to your account. At the conclusion of the transaction, you will be given a transaction number confirming your request, and written confirmation of your transaction will be mailed the next business day. Your telephone instructions will be recorded. Redemptions by telephone are allowed only if the address and bank account of record have been the same for a minimum period of 30 days. The Fund reserves the right at any time to terminate, suspend, or change the terms of any redemption method described in this Prospectus, except redemption by mail, and to impose fees.

         Except as otherwise noted, the Fund, ESC, and EDI will not assume responsibility for the authenticity of any instructions received by any of them from a shareholder in writing, over the Evergreen Express Line, or by telephone. ESC will employ reasonable procedures to confirm that instructions received over the Evergreen Express Line or by telephone are genuine. The Fund, ESC, and EDI will not be liable when following instructions received over the Evergreen Express Line or by telephone that ESC reasonably believes are genuine.

Evergreen Express Line. The Evergreen Express Line offers you specific fund account information and price and yield quotations as well as the ability to do account transactions, including investments, exchanges and redemptions. You may access the Evergreen Express Line by dialing toll free 1-800- 346-3858 on any touch-tone telephone, 24 hours a day, seven days a week.

General. The sale of shares is a taxable transaction for federal income tax purposes. The Fund may temporarily suspend the right to redeem its shares when:
(1) the Exchange is closed,  other than customary  weekend and holiday closings;
(2) trading on the Exchange is restricted; (3) an emergency exists and the Fund cannot dispose of its investments or fairly determine their value; or (4) the Securities and Exchange Commission ("SEC") so orders. The Fund reserves the right to close an account that through redemption has fallen below $1,000 and has remained so for 30 days. Shareholders will receive 60 days' written notice to increase the account value to at least $1,000 before the account is closed. The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 (the "1940 Act") pursuant to which the Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of the Fund's total net assets, during any 90 day period for any one shareholder.

Exchange Privilege

How to Exchange Shares. You may exchange some or all of your Class Y shares for shares of the same Class in the other Evergreen funds through your financial intermediary, by calling or writing to ESC or by using the Evergreen Express Line as described above. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative net asset values of the shares exchanged next determined after an exchange request is received. An exchange which represents an initial investment in another Evergreen fund is subject to the minimum investment and suitability requirements of each fund.

         Each of the Evergreen funds has different investment objectives and policies. For complete information, a prospectus of the fund into which an exchange will be made should be read prior to the exchange. An exchange order must comply with the requirement for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. An exchange is treated for federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. Shareholders are limited to five exchanges per calendar year, with a maximum of three per calendar quarter. This exchange privilege may be modified or discontinued at any time by the Fund upon 60 days' notice to shareholders and is only available in states in which shares of the fund being acquired may lawfully be sold.

Exchanges Through Your Financial Intermediary. The Fund must receive exchange instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to the Fund and may charge you for this service.

Exchanges By Telephone And Mail. Exchange requests received by the Fund after 4:00 p.m. (Eastern time) will be processed using the net asset value determined at the close of the next business day. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone exchanges. You should follow the procedures outlined below for exchanges by mail if you are unable to reach ESC by telephone. If you wish to use the telephone exchange service you should indicate this on the Application. As noted above, the Fund will employ reasonable procedures to confirm that instructions for the redemption or exchange of shares communicated by telephone are genuine. A telephone exchange may be refused by the Fund or ESC if it is believed advisable to do so. Procedures for exchanging Fund shares by telephone may be modified or terminated at any time. Written requests for exchanges should follow the same procedures outlined for written redemption requests in the section entitled "How to Redeem Shares;" however, no signature guarantee is required.

Shareholder Services

         The  Fund  offers  the  following   shareholder   services.   For  more
information about these services or your account, contact your financial intermediary, ESC or call the toll-free number on the front page of this Prospectus. Some services are described in more detail in the Application.

Systematic Investment Plan. Under a Systematic Investment Plan, you may invest as little as $25 per month to purchase shares of the Fund with no minimum initial investment required.

Telephone Investment Plan. You may make investments into an existing account electronically in amounts of not less than $100 or more than $10,000 per investment. Telephone investment requests received by 4:00 p.m. (Eastern time) will be credited to a shareholder's account the day the request is received. Shares purchased under the Systematic Investment Plan or Telephone Investment Plan may not be redeemed for ten days from the date of investment.

Systematic Withdrawal Plan. When an account of $10,000 or more is opened or when an existing account reaches that size, you may participate in the Systematic Withdrawal Plan by filling out the appropriate part of the Application. Under this Plan, you may receive (or designate a third party to receive) a monthly or quarterly fixed-withdrawal payment in a stated amount of at least $75 and as much as 1.0% per month or 3.0% per quarter of the total net asset value of the Fund shares in your account when the Plan was opened. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gains distributions reinvested automatically.

Automatic Reinvestment Plan. For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of a Fund at the net asset value per share at the close of business on the record date, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested.

Dollar Cost Averaging. Through dollar cost averaging you can invest a fixed dollar amount each month or each quarter in any Evergreen fund. This results in more shares being purchased when the selected Fund's net asset value is relatively low and fewer shares being purchased when the Fund's net asset value is relatively high and may result in a lower average cost per share than a less systematic investment approach.

         Prior to participating in dollar cost averaging, you must establish an account in an Evergreen fund. You should designate on the Application (1) the dollar amount of each monthly or quarterly investment you wish to make, and (2) the Fund in which the investment is to be made. Thereafter, on the first day of the designated month, an amount equal to the specified monthly or quarterly investment will automatically be redeemed from your initial account and invested in shares of the designated fund.

Two Dimensional Investing. You may elect to have income and capital gains distributions from any Class Y Evergreen fund shares you own automatically invested to purchase the same class of shares of any other Evergreen fund. You may select this service on your Application and indicate the Evergreen fund(s) into which distributions are to be invested.

Tax Sheltered Retirement Plans. The Fund has various retirement plans available to eligible investors, including Individual Retirement Accounts (IRAs); Rollover IRAs; Simplified Employee Pension Plans (SEPs); Salary Incentive Match Plan for Employees (SIMPLEs); Tax Sheltered Annuity Plans; 403(b)(7) Plans; 401(k) Plans; Keogh Plans; Profit- Sharing Plans; Pension and Target Benefit and Money Purchase Plans. For details, including fees and application forms, call toll free 1-800-247-4075 or write to ESC.

Banking Laws

         The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Fund. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment adviser, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. Keystone and FUNB are subject to and in compliance with the aforementioned laws and regulations.

         Changes to applicable laws and regulations or future judicial or administrative decisions could result in FUNB or Keystone being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of the Fund by its customers. If Keystone were prevented from continuing to provide the services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon the Fund's shareholders to approve, a new investment adviser. If this were to occur, it is not anticipated that the shareholders of the Fund would suffer any adverse financial consequences.

                                OTHER INFORMATION

Dividends, Distributions and Taxes

         The Fund intends to distribute its investment company taxable income annually and net realized capital gains at least annually. Shareholders receive Fund distributions in the form of additional shares of that class of shares upon which the distribution is based or, at the shareholder's option, in cash. Shareholders of the Fund who have not opted to receive cash prior to the payable date for any dividend from net investment income or the record date for any capital gains distribution will have the number of such shares determined on the basis of the Fund's net asset value per share computed at the end of that day after adjustment for the distribution. Net asset value is used in computing the number of shares in both capital gains and income distribution investments.

         Account statements and/or checks, as appropriate, will be mailed within seven days after the Fund pays a distribution. Unless the Fund receives instructions to the contrary before the record or payable date, as the case may be, it will assume that a shareholder wishes to receive that distribution and future capital gains and income distributions in shares. Instructions continue in effect until changed in writing.

         The Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). While so qualified, it is expected that the Fund will not be required to pay any federal income taxes on that portion of its investment company taxable income and any net realized capital gains it distributes to shareholders. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Fund, to the extent it does not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements.

         Any taxable dividend declared in October, November or December to shareholders of record in such a month and paid by the following January 31 will be includable in the taxable income of shareholders as if paid on December 31 of the year in which the dividend was declared.

         The Fund may be subject to foreign withholding taxes which would reduce the yield on its investments. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. Shareholders of a Fund who are subject to United States federal income tax may be entitled, subject to certain rules and limitations, to claim a federal income tax credit or deduction for foreign income taxes paid by the Fund. See the SAI for additional details. The Fund's transactions in options, futures and forward contracts may be subject to special tax rules. These rules can affect the amount, timing and characteristics of distributions to shareholders.

         The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions (if any) and redemptions) paid to certain shareholders. In order to avoid this backup withholding requirement, each investor must certify on the Application, or on a separate form supplied by the Fund's transfer agent, that the investor's social security or taxpayer identification number is correct and that the investor is not currently subject to backup withholding or is exempt from backup withholding.

         The Fund intends to distribute its net capital gains as capital gains dividends. Shareholders should treat such dividends as long-term capital gains. The Fund will designate capital gains distributions as such by a written notice mailed to each shareholder no later than 60 days after the close of the Fund's taxable year. If a shareholder receives a capital gain dividend and holds his shares for six months or less, then any allowable loss on disposition of such shares will be treated as a long-term capital loss to the extent of such capital gain dividend.

         The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on the date of this Prospectus, and is subject to change by legislative or administrative action. As the foregoing discussion is for general information only, you should also review the discussion of "Additional Tax Information" contained in the SAI. In addition, you should consult your own tax adviser as to the tax consequences of investments in the Fund, including the application of state and local taxes which may be different from federal income tax consequences described above.

General Information

Portfolio Turnover. The estimated annual portfolio turnover rate for the Fund is not expected to exceed 200%. A portfolio turnover rate of 100% would occur if all of the Fund's portfolio securities were replaced in one year. The portfolio turnover rate experienced by the Fund directly affects the transaction costs relating to the purchase and sale of securities which the Fund bears directly. A high rate of portfolio turnover will increase such costs. See the SAI for further information regarding the practices of the Fund affecting portfolio turnover.

Portfolio Transactions. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Fund may consider sales of its shares as a factor in the selection of broker-dealers to enter into portfolio transactions with the Fund.

Other Classes of Shares. The Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, and may in the future offer additional classes. Class Y shares are the only class of shares offered by this Prospectus and are only available to (1) persons who at or prior to December 31, 1994, owned shares in a mutual fund advised by Evergreen Asset, (2) certain institutional investors and (3) investment advisory clients of FUNB, Evergreen Asset, Keystone or their affiliates. The dividends payable with respect to Class A, Class B and Class C shares will be less than those payable with respect to Class Y shares due to the distribution and shareholder servicing-related expenses borne by Class A, Class

B and Class C shares and the fact that such expenses are not borne by Class Y shares.

Performance Information. From time to time, the Fund may quote its "total return" or "yield" for a specified period in advertisements, reports or other communications to shareholders. Total return and yield are computed separately for Class A, Class B, Class C and Class Y shares. The Fund's total return for each such period is computed by finding, through the use of a formula prescribed by the SEC, the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of the investment at the end of the period. For purposes of computing total return, dividends and capital gains distributions paid on shares of the Fund are assumed to have been reinvested when paid and the maximum sales charges applicable to purchases of the Fund's shares are assumed to have been paid.

         Yield is a way of showing the rate of income the Fund earns on its investments as a percentage of the Fund's share price. The Fund's yield is calculated according to accounting methods that are standardized by the SEC for all stock and bond funds. Because yield accounting methods differ from the method used for other accounting purposes, the Fund's yield may not equal its distribution rate, the income paid to your account or the net investment income reported in the Fund's financial statements. To calculate yield, the Fund takes the interest and dividend income it earned from its portfolio of investments (as defined by the SEC formula) for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the 30-day period. This yield does not reflect gains or losses from selling securities.

         Performance data may be included in any advertisement or sales literature of the Fund. These advertisements may quote performance rankings or ratings of the Fund by financial publications or independent organizations such as Lipper Analytical Services, Inc., and Morningstar, Inc. or compare the Fund's performance to various indices. The Fund may also advertise in items of sales literature an "actual distribution rate" which is computed by dividing the total ordinary income distributed (which may include the excess of short-term capital gains over losses) to shareholders for the latest twelve-month period by the maximum public offering price per share on the last day of the period. Investors should be aware that past performance may not be indicative of future results.

         In marketing the Fund's shares, information may be provided that is designed to help individuals understand their investment goals and explore various financial strategies. Such information may include publications describing general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; a questionnaire designed to help create a personal financial profile; and an action plan offering investment alternatives. The information provided to investors may also include discussions of other Evergreen funds, products, and services, which may include: retirement investing; brokerage products and services; the effects of periodic investment plans and dollar cost averaging; saving for college; and charitable giving. In addition, the information provided to investors may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques. The materials may also reprint, and use as advertising and sales literature, articles from Evergreen Events, a quarterly magazine provided free of charge to Evergreen fund shareholders.

Additional Information. This Prospectus and the SAI, which has been incorporated by reference herein, do not contain all the information set forth in the Registration Statement filed by the Trust with the SEC under the Securities Act of 1933, as amended. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.

Investment Adviser

Keystone Investment Management Company, 200 Berkeley Street, Boston, Massachusetts 02116-5034

Custodian

State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827

Transfer Agent

Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121

Legal Counsel

Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036

Independent Auditors

KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110

Distributor

Evergreen Distributor, Inc., 125 W. 55th Street, New York, New York 10019

PROSPECTUS                 , 1997

EVERGREEN SPECIALTY GROWTH AND BALANCED FUNDS

Evergreen Balanced Fund                          (Evergreen Tree Logo)


CLASS A SHARES
CLASS B SHARES
CLASS C SHARES


         The Evergreen Balanced Fund (the "Fund") seeks to provide shareholders with current income.

         This Prospectus provides information regarding the Class A, Class B and Class C shares offered by the Fund. The Fund is a diversified series of an open-end, management investment company. This Prospectus sets forth concise information about the Fund that a prospective investor should know before investing. The address of the Fund is 200 Berkeley Street, Boston, Massachusetts 02116.

     A Statement of Additional Information for the Fund dated , 1997, as supplemented from time to time, has been filed with the Securities and Exchange Commission and is incorporated by reference herein. The Statement of Additional Information provides information regarding certain matters discussed in this Prospectus and other matters which may be of interest to investors, and may be obtained without charge by calling the Fund at (800) 343-2898. There can be no assurance that the investment objective of the Fund will be achieved. Investors are advised to read this Prospectus carefully.

         An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured or otherwise protected by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency and involves risk, including the possible loss of principal.

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                    Keep This Prospectus For Future Reference

                                TABLE OF CONTENTS


EXPENSE INFORMATION...................................................3

FINANCIAL HIGHLIGHTS..................................................4

DESCRIPTION OF THE FUND...............................................4
         Investment Objective and Policies............................4
         Investment Practices and Restrictions........................6

ORGANIZATION AND SERVICE PROVIDERS...................................15
         Organization................................................15
         Service Providers...........................................16
         Distribution Plans and Agreements...........................18

PURCHASE AND REDEMPTION OF SHARES....................................19
         How to Buy Shares...........................................19
         How to Redeem Shares .......................................26
         Exchange Privilege..........................................28
         Shareholder Services........................................30
         Banking Laws................................................32

OTHER INFORMATION....................................................32
         Dividends, Distributions and Taxes..........................32
         General Information.........................................34

                               EXPENSE INFORMATION

         The table and examples below are designed to help you understand the various expenses that you will bear, directly or indirectly, when you invest in the Fund. Shareholder transaction expenses are fees paid directly from your account when you buy or sell shares of the Fund.


SHAREHOLDER TRANSACTION       Class A           Class B           Class C
EXPENSES                      Shares            Shares            Shares

Maximum Sales Charge          4.75%             None              None
Imposed on Purchases
(as a % of offering
price)
Maximum Sales Charge          None              None              None
Imposed on Reinvested
Dividends (as a % of
offering price)
Maximum Contingent            None(1)           5%(2)             1%(2)
Deferred Sales Charge
(as a % of original
purchase price or
redemption proceeds,
whichever is lower)


         Annual operating expenses reflect the normal operating expenses of the Fund, and include costs such as management, distribution and other fees. The table below shows the Fund's estimated annual operating expenses for the fiscal period ending March 31, 1998. The examples show what you would pay if you invested $1,000 over periods indicated. The examples assume that you reinvest all of your dividends and that the Fund's average annual return will be 5%. The examples are for illustration purposes only and should not be considered a representation of past or future expenses or annual return. The Fund's actual expenses and returns will vary. For a more complete description of the various costs and expenses borne by the Fund see "Organization and Service Providers."


                            Annual Operating Expenses
                             Class A Class B Class C

                      Annual Operating Expenses

Management Fees             .45%                  .45%                 .45%
12b-1 Fees(3)               .25%                  1.00%                1.00%
Other Expenses              .27%                  .27%                 .27%
Total                       .97%                  1.72%                1.72%
                            ====                  =====                =====



                                                              Examples
                 Assuming Redemption at      Assuming no
                 End of Period               Redemption
                 Class A         Class B   Class C     Class B   Class C
After 1 Year     $57             $67       $27         $17       $17
After 3 Years    $77             $84       $54         $54       $54
---------------

(1) Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge upon redemption within one year after the month of purchase.
(2) The deferred sales charge on Class B shares declines from 5% to 1% on amounts redeemed within six years after the month of purchase. The deferred sales charge on Class C shares is 1% on amounts redeemed within one year after the month of purchase. No sales charge is imposed on redemptions made thereafter. See "Purchase and Redemption of Shares" for more information.
(3) Long-term shareholders may pay more than the economic equivalent front-end sales charges permitted by the National Association of Securities Dealers, Inc.

                              FINANCIAL HIGHLIGHTS

         As of the date of this Prospectus the Fund had not commenced operations. Consequently, no financial highlights are currently available.

                             DESCRIPTION OF THE FUND

Investment Objective and Policies

         The Fund seeks current income.

         The Fund's investment objective is nonfundamental; as a result, the Fund may change its objective without a shareholder vote. The Fund has also adopted certain fundamental investment policies which are mainly designed to limit the Fund's exposure to risk. The Fund's fundamental policies cannot be changed without a shareholder vote. See the Statement of Additional Information ("SAI") for more information regarding the Fund's fundamental investment policies or other related investment policies. There can be no assurance that the Fund's investment objective will be achieved.

Principal Investments and Investment Policies. The Fund invests in a combination of equity and debt securities chosen primarily for their potential for current income and secondarily, to the extent consistent with the Fund's investment objective, for their potential for capital appreciation. The Fund normally emphasizes securities having a liberal current yield consistent with investment quality on which the interest or dividend payments are considered reasonably secure. Under normal circumstances, the Fund maintains at least 25% of its total assets in fixed income senior securities. The Fund may invest in any type of security, including bonds, debentures and income obligations as well as common and preferred stocks.

         Debt securities, which include both secured and unsecured obligations, will, at the time of investment, be rated within the four highest categories by Standard & Poor's Ratings Group ("S&P") (AAA, AA, A and BBB), by Moody's Investors Service ("Moody's") (Aaa, Aa, A and Baa), by Fitch Investors Services, L.P. ("Fitch") (AAA, Aa, A and Baa), or if not rated or rated under a different system, will be of comparable quality to obligations so rated, as determined by the Fund's investment adviser.

Other Eligible Investments. The Fund may also invest in limited partnerships, including master limited partnerships, and in foreign securities (up to 25% of its assets). The Fund may also invest up to 25% of its assets in high yield, high risk bonds and similar securities of U.S. and foreign issuers having a rating range of BB to CCC by S&P or Fitch and/or Ba to Caa by Moody's, or if unrated or rated under a different system, believed by the Fund's investment adviser to be of comparable quality.

         The  Fund's  debt   securities   may  include  zero  coupon  bonds  and
payment-in-kind securities ("PIKs").

         The Fund may invest in certain types of derivative instruments, including mortgage-related securities, such as collateralized mortgage obligations, and enter into interest rate transactions, such as "swaps," "caps," and "floors." These vehicles can also be combined to create more complex products called hybrid derivatives or structured securities.

         The Fund also may invest, for temporary defensive purposes, up to 100% of its assets in short-term obligations. Such obligations may include master demand notes, commercial paper and notes, bank deposits and other financial institution obligations.

         In addition to the investment  policies  detailed  above,  the Fund may
employ  certain  additional   investment   strategies  which  are  discussed  in
"Investment Practices and Restrictions."

Investment Practices and Restrictions

Risk Factors. Bond prices move inversely to interest rates, i.e., as interest rates decline the values of the bonds increase, and vice versa. The longer the maturity of a bond, the greater the exposure to market price fluctuations. The same market factors are reflected in the share price or net asset value of bond funds which will vary with interest rates. In addition, certain of the obligations in which the Fund may invest may be variable or floating rate instruments, which may involve a conditional or unconditional demand feature, and may include variable amount master demand notes. While these types of instruments may, to a certain degree, offset the risk to principal associated with rising interest rates, they would not be expected to appreciate in a falling interest rate environment.

Below-Investment Grade Bonds. Below-investment grade bonds have low ratings, and a degree of doubt surrounds the safety of investment and the ability of the issuer to continue interest payments. These bonds are also called "high risk, high yield" bonds or "junk" bonds. Junk bonds are usually backed by issuers of less proven or questionable financial strength. Compared with higher-grade bonds, issuers of junk bonds are more likely to face financial problems and to be materially affected by those problems. As a result, the ability of issuers of junk bonds to pay interest and principal is uncertain. Moreover, the junk bond market may react strongly to real or perceived unfavorable news about an issuer or the economy. If a junk bond issuer defaults, the bond will lose some or all of its value.

Zero Coupon Bonds and PIKs.  Zero coupon bonds and PIKs
involve additional special consideration. Zero Coupon Bonds and PIKs do not require the periodic payment of interest. PIKs are debt obligations that provide that the issuer may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments may experience greater fluctuation in value due to changes in interest rates than debt obligations that pay interest currently. Even though these investments do not pay current interest in cash, the Fund is nonetheless required by tax laws to accrue interest income on such investments and to distribute such amounts, at least annually, to shareholders. Thus, the Fund could be required at times to liquidate investments in order to fulfill its intention to distribute substantially all of its net income as dividends.

Downgrades. If any security invested in by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

Repurchase Agreements. The Fund may invest in repurchase agreements. A repurchase agreement is an agreement by which the Fund purchases a security (usually U.S. government securities) for cash and obtains a simultaneous commitment from the seller (usually a bank or broker/dealer) to repurchase the security at an agreed-upon price and specified future date. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. The Fund's risk is the inability of the seller to pay the agreed-upon price on the delivery date. However, this risk is tempered by the ability of the Fund to sell the security in the open market in the case of a default. In such a case, the Fund may incur costs in disposing of the security which would increase Fund expenses. The Fund's investment adviser will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is an agreement by the Fund to sell a security and repurchase it at a specified time and price. The Fund could lose money if the market values of the securities it sold decline below their repurchase prices. Reverse repurchase agreements may be considered a form of borrowing, and, therefore, a form of leverage. Leverage may magnify gains or losses of the Fund.

When-Issued, Delayed-Delivery and Forward Commitment Transactions. The Fund may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuation during this period and no income accrues to the Fund until settlement. At the time of settlement, a when- issued security may be valued at less than its purchase price. When entering into these transactions, the Fund relies on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged.

Securities Lending. To generate income and offset expenses, the Fund may lend securities to broker-dealers and other financial institutions. Loans of securities by the Fund may not exceed 30% of the value of the Fund's total assets. While securities are on loan, the borrower will pay the Fund any income accruing on the security. Also, the Fund may invest any collateral it receives in additional securities. Gains or losses in the market value of a lent security will affect the Fund and its shareholders. When the Fund lends its securities, it runs the risk that it could not retrieve the securities on a timely basis possibly losing the opportunity to sell the securities at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, the Fund's ability to dispose of the securities may be delayed.

Investing in Securities of Other Investment Companies. The Fund may invest in the securities of other investment companies. The Fund's investment adviser will waive its investment advisory fee on assets invested in securities of other open-end investment companies.

Borrowing. The Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. The Fund may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. The Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights. The Fund does not intend to leverage.

Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities and other securities which are not readily marketable. Repurchase agreements with maturities longer than seven days will be included for the purpose of the foregoing 15% limit. Securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, which have been determined to be liquid, will not be considered by the Fund's investment adviser to be illiquid or not readily marketable and, therefore, are not subject to the aforementioned 15% limit. The inability of the Fund to dispose of illiquid investments readily or at a reasonable price could impair the Fund's ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by the Fund which are eligible for resale pursuant to Rule 144A will be monitored by the Fund's investment adviser on an ongoing basis, subject to the oversight of the Board of Trustees. In the event that such a security is deemed to be no longer liquid, the Fund's holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in the Fund having more than 15% of its net assets invested in illiquid or not readily marketable securities.

Options and Futures. The Fund may engage in options and futures transactions. Options and futures transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, and the Fund does not use these transactions for speculation or leverage.

         The Fund may attempt to hedge all or a portion of its portfolio through the purchase of both put and call options on their portfolio securities and listed put options on financial futures contracts for portfolio securities. The Fund may also purchase call options on financial futures contracts. The Fund may also write covered call options on its portfolio securities to attempt to increase its current income. The Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series.

         The Fund may write (i.e., sell) covered call and put options. By writing a call option, the Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, the Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. The Fund also may write straddles (combinations of covered puts and calls on the same underlying security). The Fund may only write "covered" options. This means that so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or, in the case of call options on U.S. Treasury bills, the Fund might own substantially similar U.S. Treasury bills. The Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

         The principal reason for writing call or put options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Fund receives a premium from writing a call or put option which it retains whether or not the option is exercised. By writing a call option, the Fund might lose the potential for gain on the underlying security while the option is open, and by writing a put option the Fund might become obligated to purchase the underlying securities for more than their current market price upon exercise.

         A futures contract is a firm commitment by two parties: the seller, who agrees to make delivery of the specific type of instrument called for in the contract ("going short"), and the buyer, who agrees to take delivery of the instrument ("going long") at a certain time in the future. Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government. If the Fund enters into financial futures contracts directly to hedge its holdings of fixed income securities, it would enter into contracts to deliver securities at an undetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would agree to purchase securities in the future at a predetermined price (i.e., "go long") to hedge against a decline in market interest rates.

         The Fund may also enter into currency and other financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities, currencies, or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities or currencies is an agreement to buy or sell securities or currencies during a designated month at whatever price exists at that time. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which remains in effect until the contract is terminated.

         The Fund may sell or purchase currency and other financial futures contracts. When a futures contract is sold by the Fund, the profit on the contract will tend to rise when the value of the underlying securities or currencies declines and to fall when the value of such securities or currencies increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the profit on its securities or currencies. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities or currencies increases and to fall when the value of such securities or currencies declines.

         The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may buy or sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case the Fund would continue to bear market risk on the transaction.

Risk Characteristics of Options and Futures. Although options and futures transactions are intended to enable the Fund to manage market, exchange, or interest rate risks, these investment devices can be highly volatile, and the Fund's use of them can result in poorer performance (i.e., the Fund's returns may be reduced). The Fund's attempt to use such investment devices for hedging purposes may not be successful. Successful futures strategies require the ability to predict future movements in securities prices, interest rates and other economic factors. When the Fund uses financial futures contracts and options on financial futures contracts as hedging devices, there is a risk that the prices of the securities subject to the financial futures contracts and options on financial futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the financial futures contract and any related options to react to market changes differently than the portfolio securities. In addition, the Fund's investment adviser could be incorrect in its expectations and forecasts about the direction or extent of market factors, such as interest rates, securities price movements, and other economic factors. Even if the Fund's investment adviser correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. In these events, the Fund may lose money on the financial futures contracts or the options on financial futures contracts. It is not certain that a secondary market for positions in financial futures contracts or for options on financial futures contracts will exist at all times. Although the Fund's investment adviser will consider liquidity before entering into financial futures contracts or options on financial futures contracts transactions, there is no assurance that a liquid secondary market on an exchange will exist for any particular financial futures contract or option on a financial futures contract at any particular time. The Fund's ability to establish and close out financial futures contracts and options on financial futures contract positions depends on this secondary market. If the Fund is unable to close out its position due to disruptions in the market or lack of liquidity, the Fund may lose money on the futures contract or option, and the losses to the Fund could be significant.

Derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate.

         The Fund may invest in derivatives only if the expected risks and rewards are consistent with its objectives and policies.

         Losses from derivatives can sometimes be substantial. This is true partly because small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of the derivative. Derivatives can also cause the Fund to lose money if the Fund fails to correctly predict the direction in which the underlying asset or economic factor will move.

Foreign Investments. Foreign securities may involve additional risks. Specifically, they may be affected by the strength of foreign currencies relative to the U.S. dollar, or by political or economic developments in foreign countries. Accounting procedures and government supervision may be less stringent than those applicable to U.S. companies. There may be less publicly available information about a foreign company than about a U.S. company. Foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors. It may also be more difficult to enforce contractual obligations abroad than would be the case in the United States because of differences in the legal systems. Foreign securities may be subject to foreign taxes, which may reduce yield, and may be less marketable than comparable U.S. securities. All these factors are considered by the Fund's investment adviser before making any of these types of investments.

         Investing  in  securities  of issuers  in  emerging  markets  countries involves exposure to economic systems that are generally less mature and political systems that are generally less stable than those of developed countries. In addition, investing in companies in emerging markets countries may also involve exposure to national policies that may restrict investment by foreigners and undeveloped legal systems governing private and foreign investments and private property. The typically small size of the markets for securities issued by companies in emerging markets countries and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Foreign Currency Transactions. As discussed above, the Fund may invest in securities of foreign issuers. When the Fund invests in foreign securities, they usually will be denominated in foreign currencies, and the Fund temporarily may hold funds in foreign currencies. Thus, the value of Fund shares will be affected by changes in exchange rates.

         As one way of managing exchange rate risk, in addition to entering into currency futures contracts, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver or receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment adviser's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strength of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar.
Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. Although the Fund does not currently intend to do so, the Fund may also purchase and sell options related to foreign currencies. The Fund does not intend to enter into foreign currency transactions for speculation or leverage.

Interest Rate Transactions (Swaps, Caps, and Floors). If the Fund enters into interest rate swap, cap or floor transactions, it expects to do so primarily for hedging purposes, which may include preserving a return or spread on a particular investment or portion of its portfolio or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. The Fund does not currently intend to use these transactions in a speculative manner.

         Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate caps and floors are similar to options in that the purchase of an interest rate cap or floor entitles the purchaser, to the extent that a specified index exceeds (in the case of a cap) or falls below (in the case of a floor) a predetermined interest rate, to receive payments of interest on a contractually-based principal ("notional") amount from the party selling the interest rate cap or floor. The Fund may enter into interest rate swaps, caps, and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

         The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become more established and relatively liquid. Caps and floors are less liquid than swaps. These transactions also involve the delivery of securities or other underlying assets and principal. Accordingly, the risk of loss to the Fund from interest rate transactions is limited to the net amount of interest payments that the Fund is contractually obligated to make.

Mortgage-Backed Securities. A mortgage-backed security represents an interest in a "pool" of commercial or residential mortgages. Payments of interest and principal made by the individual borrowers on the mortgages that underlie the securities are passed through to the Fund. The Fund may invest in mortgage-backed securities and other complex asset backed securities, including collateralized mortgage obligations and stripped mortgage-backed securities.

         Early repayment of the mortgages underlying the securities may expose the Fund to a lower rate of return when it reinvests the principal. The rate of prepayments will affect the price and volatility of the mortgage-backed security and may have the effect of shortening or extending the effective maturity beyond what the Fund anticipated at the time of purchase.

         Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates and difficult to predict.

Structured Securities. Structured securities represent interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations or foreign government securities. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of structured securities backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities of a given class may be either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities.

                       ORGANIZATION AND SERVICE PROVIDERS

Organization

Fund Structure. The Fund is an investment pool, which invests shareholders' money towards a specified goal. In technical terms, the Fund is a diversified series of an open-end, management investment company, called "Evergreen Equity Trust" (the "Trust"). The Trust is a Delaware business trust organized on September 17, 1997.

Board of Trustees. The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers.

Shareholder Rights. All shareholders participate in dividends and distributions from the Fund's assets and have equal voting, liquidation and other rights. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, shares will be fully paid and nonassessable. Shares of the Fund are redeemable, transferable and freely assignable as collateral. The Fund may establish additional classes or series of shares.

         The Fund does not hold annual shareholder meetings; the Fund may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, the Fund is prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect Trustees. If any matters are to be voted on by shareholders, each share owned as of the record date for the meeting would be entitled to one vote for each dollar of net asset value applicable to each share.

Service Providers

Investment Adviser. The investment adviser to the Fund is Keystone Investment Management Company ("Keystone"). Keystone has provided investment advisory and management services to investment companies and private accounts since it was organized in 1932. Keystone is an indirect subsidiary of First Union National Bank ("FUNB"). FUNB is a subsidiary of First Union Corporation. Both FUNB and First Union Corporation are located at 201 South College Street, Charlotte, North Carolina 28288-0630. First Union Corporation and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States.

         The Fund pays Keystone a fee, calculated on an annual basis, equal to 1.5% of gross divided and interest income of the Fund plus 0.60% of the first $100,000,000 of the aggregate net asset value of the shares of the Fund, plus 0.55% of the next $100,000,000, plus 0.50% of the next $100,000,000, plus 0.45%
of the next $100,000,000, plus 0.40% of the next $100,000,000, plus 0.35% of the next $500,000,000, plus 0.30% of amounts over $1,000,000,000, computed as of the close of business each business day and paid monthly.

Portfolio Manager

     The Portfolio Manager of the Fund is Walter McCormick. Mr. McCormick is a Keystone Senior Vice President and Senior Portfolio Manager and has been a portfolio manager since 1981.

Administrator

         Evergreen Investment Services, Inc. ("EIS") serves as administrator to the Fund. As administrator, and subject to the supervision and control of the Trustees, EIS provides the Fund with facilities, equipment and personnel. For its services as administrator, EIS is entitled to receive a fee based on the aggregate average daily net assets of the Fund at a rate based on the total assets of all the mutual funds advised by First Union Corporation subsidiaries. The administration fee is calculated in accordance with the following schedule:

Administration Fee

0.050%                        on the first $7 billion
0.035%                        on the next $3 billion
0.030%                        on the next $5 billion
0.020%                        on the next $10 billion
0.015%                        on the next $5 billion
0.010%                        on assets in excess of $30 billion

Sub-administrator

         BISYS Fund Services serves as sub-administrator to the Fund. For its services, BISYS Fund Services is entitled to receive a fee from EIS calculated on the aggregate average daily net assets of the Fund at a rate based on the total assets of all mutual funds administered by EIS for which subsidiaries of First Union Corporation also serve as investment adviser. The sub-administration fee is calculated in accordance with the following schedule:

Sub-Administration Fee

0.0100%                            on the first $7 billion
0.0075%                            on the next $3 billion
0.0050%                            on the next $15 billion
0.0040%                            on assets in excess of $25 billion


Transfer Agent and Dividend Disbursing Agent. Evergreen Service Company ("ESC"), 200 Berkeley Street, Boston, Massachusetts 02116 acts as the Fund's transfer agent and dividend disbursing agent. ESC is an indirect, wholly-owned subsidiary of First Union Corporation.

Custodian. State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827 acts as the Fund's custodian.

Principal Underwriter. Evergreen Distributor, Inc. ("EDI"), a subsidiary of The BISYS Group, Inc., located at 125 West 55th Street, New York, New York 10019, is the principal underwriter of the Fund.

Distribution Plans and Agreements

Distribution Plans. The Fund's Class A, Class B and Class C shares pay for the expenses associated with the distribution of such shares according to distribution  plans that  adopted  pursuant to Rule 12b-1  under the  Investment
Company Act of 1940 (the "1940 Act") (each a "Plan" or collectively the "Plans"). Under the Plans, the Fund may incur distribution- related and shareholder servicing-related expenses which are based upon a maximum annual rate as a percentage of the Fund's average daily net assets attributable to the Class, as follows:

         Class A shares                0.75% (currently limited to 0.25%)
         Class B shares                1.00%
         Class C shares                1.00%

         Of the amount that each Class may pay under its respective Plan, up to 0.25% may constitute a service fee to be used to compensate organizations, which may include the Fund's investment adviser or its affiliates, for personal services rendered to shareholders and/or the maintenance of shareholder accounts. The Fund may not pay any distribution or services fees during any fiscal period in excess of the amounts set forth above. Amounts paid under the Distribution Agreements are used to compensate the Fund's distributor pursuant to the Distribution Agreements entered into by the Fund.

Distribution Agreements. The Fund has also entered into distribution agreements (each a "Distribution Agreement" or collectively the "Distribution Agreements") with EDI. Pursuant to the Distribution Agreements, the Fund will compensate EDI for its services as distributor based upon the maximum annual rate as a percentage of the Fund's average daily net assets attributable to the Class, as follows:

         Class A shares                          0.25%
         Class B shares                          1.00%
         Class C shares                          1.00%

         The Distribution Agreements provide that EDI will use the distribution fee received from the Fund for payments (1) to compensate broker-dealers or other persons for distributing shares of the Fund, including interest and principal payments made in respect of amounts paid to broker-dealers or other persons that have been financed (EDI may assign its rights to receive compensation under the Plans to secure such financings), (2) to otherwise promote the sale of shares of the Fund, and (3) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders. FUNB or its affiliates may finance the payments made by EDI to compensate broker-dealers or other persons for distributing shares of the Fund.

         In the event the Fund acquires the assets of other mutual funds, compensation paid to EDI under the Distribution Agreements may be paid by EDI to the distributors of the acquired funds.

         Since EDI's compensation under the Distribution Agreements is not directly tied to the expenses incurred by EDI, the amount of compensation received by it under the Distribution Agreements during any year may be more or less than its actual expenses and may result in a profit to EDI. Distribution expenses incurred by EDI in one fiscal year that exceed the level of compensation paid to EDI for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

                        PURCHASE AND REDEMPTION OF SHARES

How to Buy Shares

         You may purchase shares of the Fund through broker-dealers, banks or other financial intermediaries, or directly through EDI. In addition, you may purchase shares of the Fund by mailing to the Fund, c/o Evergreen Service Company, P.O.

Box 2121, Boston, Massachusetts 02106-2121, a complete Application and a check payable to the Fund. You may also telephone 1-800-343-2898 to obtain the number of an account to which you can wire or electronically transfer funds and then send in a completed Application. The minimum initial investment is $1,000, which may be waived in certain situations. Subsequent investments in any amount may be made by check, by wiring federal funds, by direct deposit or by an electronic funds transfer.

     There is no minimum amount for subsequent investments. Investments of $25 or more are allowed under the Systematic Investment Plan. See the Application for more information. Only Class A, Class B and Class C shares are offered through this Prospectus. (See "General Information - Other Classes of Shares.")

Class A Shares - Front-End Sales Charge Alternative. You may purchase Class A shares of the Fund at net asset value plus an initial sales charge on purchases under $1,000,000. You may purchase $1,000,000 or more of Class A shares without a front-end sales charge; however, a contingent deferred sales charge ("CDSC") equal to the lesser of 1% of the purchase price or the redemption value will be imposed on shares redeemed during the month of purchase and the 12-month period following the month of purchase. The schedule of charges for Class A shares is as follows:

                              Initial Sales Charge


Amount of Purchase         As a %         As a % of            Commission to
                           of the         the                  Dealer/Agent
                           Net            Offering             as a % of
                           Amount         Price                Offering Price
                           Invested
Less than $50,000          4.99%          4.75%                4.25%
$50,000 - $99,999          4.71%          4.50%                4.25%
$100,000 - $249,999        3.90%          3.75%                3.25%
$250,000 - $499,999        2.56%          2.50%                2.00%
$500,000 - $999,999        2.04%          2.00%                1.75%

Amount of Purchase       As a %          As a % of            Commission to
                         of the          the                  Dealer/Agent
                         Net             Offering             as a % of
                         Amount          Price                Offering Price
                         Invested

$1,000,000 or more       None            None                 1.00% of the
                                                              amount
                                                              invested up to
                                                              $2,999,999;
                                                              .50% of the
                                                              amount
                                                              invested over
                                                              $2,999,999, up
                                                              to $4,999,999;
                                                              and .25% of
                                                              the excess
                                                              over
                                                              $4,999,999


         No front-end  sales charges are imposed on Class A shares  purchased by
(a) institutional investors, which may include bank trust departments and registered investment advisers; (b) investment advisers, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisers or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; (f) current and retired employees of FUNB and its affiliates, EDI and any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees; (g) and upon the initial purchase of an Evergreen fund by investors reinvesting the proceeds from a redemption within the preceding thirty days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC. Certain broker-dealers or other financial institutions may impose a fee on transactions in shares of the Fund.

         Class A shares may also be purchased at net asset value by a corporation or certain other qualified retirement plans or a non-qualified deferred compensation plan or a Title I tax sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees, or a TSA plan sponsored by a public education entity having 5,000 or more eligible employees.

         In connection with sales made to plans of the type described in the preceding sentence EDI will pay broker-dealers and others concessions at the rate of 0.50% of the net asset value of the shares purchased. These payments are subject to reclaim in the event the shares are redeemed within twelve months after purchase.

         When Class A shares are sold, EDI will normally retain a portion of the applicable sales charge and pay the balance to the broker-dealer or other financial intermediary through whom the sale was made. EDI may also pay fees to banks from sales charges for services performed on behalf of the customers of such banks in connection with the purchase of shares of the Fund. In addition to compensation paid at the time of sale, entities whose clients have purchased Class A shares may receive a trailing commission equal to 0.25% of the average daily net asset value on an annual basis of Class A shares held by their clients. Certain purchases of Class A shares may qualify for reduced sales charges in accordance with the Fund's Concurrent Purchases, Rights of Accumulation, Letter of Intent, certain Retirement Plans and Reinstatement Privilege. Consult the Application for additional information concerning these reduced sales charges.

Class B Shares - Deferred Sales Charge Alternative. You may purchase Class B shares at net asset value without an initial sales charge. However, you may pay a CDSC if you redeem shares within six years after the month of purchase. The amount of the CDSC (expressed as a percentage of the lesser of the current net asset value or original cost) will vary according to the number of years from the month of purchase of Class B shares as set forth below.
                                                                  CDSC
Redemption Timing                                                 Imposed

Month of purchase and the first twelve-month
  period following the month of purchase..........................5.00%
Second twelve-month period following the
  month of purchase...............................................4.00%
Third twelve-month period following the
  month of purchase...............................................3.00%
Fourth twelve-month period following the
  month of purchase................................................3.00%
Fifth twelve-month period following the
  month of purchase................................................2.00%
Sixth twelve-month period following the
  month of purchase................................................1.00%
No CDSC is imposed on amounts redeemed thereafter.

         The CDSC is deducted from the amount of the redemption and is paid to EDI. In the event the Fund acquires the assets of other mutual funds, the CDSC may be paid by EDI to the distributors of the acquired funds. Class B shares are subject to higher distribution and/or shareholder service fees than Class A shares for a period of seven years after the month of purchase (after which it is expected that they will convert to Class A shares without imposition of a front-end sales charge). The higher fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. The Fund will not normally accept any purchase of Class B shares in the amount of $250,000 or more.

         At the end of the period ending seven years after the end of the calendar month in which the shareholder's purchase order was accepted, Class B shares will automatically convert to Class A shares and will no longer be subject to the higher distribution services fee imposed on Class B shares. Such conversion will be on the basis of the relative net asset values of the two Classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to reduce the distribution services fee paid by holders of Class B shares that have been outstanding long enough for the Distributor to have been compensated for the expenses associated with the sale of such shares.

Class C Shares - Level-Load Alternative. Class C shares are only offered through broker-dealers who have special distribution agreements with EDI. You may purchase Class C shares at net asset value without any initial sales charge and, therefore, the full amount of your investment will be used to purchase Fund shares. However, you will pay a 1.00% CDSC, if you redeem shares during the month of purchase and the 12-month period following the month of purchase. No CDSC is imposed on amounts redeemed thereafter. Class C shares incur higher distribution and/or shareholder service fees than Class A shares but, unlike Class B shares, do not convert to any other class of shares of the Fund. The higher fees mean a higher expense ratio, so Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. The Fund will not normally accept any purchase of Class C shares in the amount of $500,000 or more.

No CDSC will be imposed on Class C shares purchased by institutional investors, and through employee benefit and savings plans eligible for the exemption from front-end sales charges described under "Class A Shares - Front-End Sales Charge Alternative," above. Broker-dealers and other financial intermediaries whose clients have purchased Class C shares may receive a trailing commission equal to 0.75% of the average daily net asset value of such shares on an annual basis held by their clients more than one year from the date of purchase. The payment of trailing commissions will commence immediately with respect to shares eligible for exemption from the CDSC normally applicable to Class C shares.

Contingent Deferred Sales Charge. Shares obtained from dividend or distribution reinvestment are not subject to a CDSC. Any CDSC imposed upon the redemption of Class A, Class B or Class C shares is a percentage of the lesser of (1) the net asset value of the shares redeemed or (2) the net asset value at the time of purchase of such shares.

         No CDSC is imposed on a redemption of shares of the Fund in the event of: (1) death or disability of the shareholder; (2) a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA"); (3) automatic withdrawals from ERISA plans if the shareholder is at least 59 1/2 years old; (4) involuntary redemptions of accounts having an aggregate net asset value of less than $1,000;
(5) automatic withdrawals under the Systematic Withdrawal Plan of up to 1.00% per month of the shareholder's initial account balanced; (6) withdrawals consisting of loan proceeds to a retirement plan participant; (7) financial hardship withdrawals made by a retirement plan participant; or (8) withdrawals consisting of returns of excess contributions or excess deferral amounts made to a retirement plan participant.

         The Fund may also sell Class A, Class B or Class C shares at net asset value without any initial sales charge or CDSC to certain Directors, Trustees, officers and employees of the Fund, Keystone, FUNB, Evergreen Asset Management Corp. ("Evergreen Asset"), EDI and certain of their affiliates, and to members of the immediate families of such persons, to registered representatives of firms with dealer agreements with EDI, and to a bank or trust company acting as a trustee for a single account.

How the Fund Values Its Shares. The net asset value of each Class of shares of the Fund is calculated by dividing the value of the amount of the Fund's net assets attributable to that Class by the number of outstanding shares of that Class.

Shares are valued each day the New York Stock Exchange (the "Exchange") is open as of the close of regular trading (currently 4:00 p.m. Eastern time). The securities in the Fund are valued at their current market values determined on the basis of market quotations or, if such quotations are not readily available, such other methods as the Trustees believe would accurately reflect fair value. Non-dollar denominated securities will be valued as of the close of the Exchange at the closing price of such securities in their principal trading markets.

General. The decision as to which Class of shares is more beneficial to you depends on the amount of your investment and the length of time you will hold it. If you are making a large investment, thus qualifying for a reduced sales charge, you might consider Class A shares. If you are making a smaller investment, you might consider Class B shares since 100% of your purchase is invested immediately and since such shares will convert to Class A shares, which incur lower ongoing distribution and/or shareholder service fees, after seven years. If you are unsure of the time period of your investment, you might consider Class C shares since there are no initial sales charges and, although there is no conversion feature, the CDSC only applies to redemptions made during the first year after the month of purchase. Consult your financial intermediary for further information. The compensation received by broker-dealers and agents may differ depending on whether they sell Class A, Class B or Class C shares. There is no size limit on purchases of Class A shares.

         In addition to the discount or commission paid to broker-dealers, EDI may from time to time pay to broker-dealers additional cash or other incentives that are conditioned upon the sale of a specified minimum dollar amount of shares of the Fund and/or other Evergreen funds. Such incentives will take the form of payment for attendance at seminars, lunches, dinners, sporting events or theater performances, or payment for travel, lodging and entertainment incurred in connection with travel by persons associated with a broker-dealer and their immediate family members to urban or resort locations within or outside the United States. Such a dealer may elect to receive cash incentives of equivalent amount in lieu of such payments. EDI may also limit the availability of such incentives to certain specified dealers. EDI from time to time sponsors promotions involving First Union Brokerage Services, Inc., an affiliate of the Fund's investment adviser, and select broker-dealers, pursuant to which incentives are paid, including gift certificates and payments in amounts up to 1% of the dollar amount of shares of the Fund sold. Awards may also be made based on the opening of a minimum number of accounts. Such promotions are not being made available to all broker-dealers. Certain broker-dealers may also receive payments from EDI or the Fund's investment adviser over and above the usual trail commissions or shareholder servicing payments applicable to a given Class of shares.

         From time to time, affiliates of broker-dealers who offer and sell the Fund's shares may make various benefits available to persons who purchase Fund shares through such affiliate's cash management or similar type accounts. Such benefits may include gifts of merchandise, services, or cash which is used to purchase additional Fund shares.

Additional Purchase Information. As a condition of this offering, if a purchase is canceled due to nonpayment or because an investor's check does not clear, the investor will be responsible for any loss the Fund or the Fund's investment adviser incurs. If such investor is an existing shareholder, the Fund may redeem shares from an investor's account to reimburse the Fund or its investment adviser for any loss. In addition, such investors may be prohibited or restricted from making further purchases in any of the Evergreen funds. The Fund will not accept third party checks other than those payable directly to a shareholder whose account has been in existence at least 30 days.

How to Redeem Shares

         You may "redeem" (i.e., sell) your shares in the Fund to the Fund for cash at their net redemption value on any day the Exchange is open, either directly by writing to the Fund, c/o ESC, or through your financial intermediary. The amount you will receive is the net asset value adjusted for fractions of a cent (less any applicable CDSC) next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, the Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to 15 days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or canceled.

Redeeming Shares Through Your Financial Intermediary. The Fund must receive instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value (less any applicable CDSC). Your financial intermediary is responsible for furnishing all necessary documentation to the Fund and may charge you for this service. Certain financial intermediaries may require that you give instructions earlier than 4:00 p.m. (Eastern time).

Redeeming Shares Directly by Mail or Telephone. Send a signed letter of instruction or stock power form to the Fund, c/o ESC; the registrar, transfer agent and dividend-disbursing agent for the Fund. Stock power forms are available from your financial intermediary, ESC, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $50,000. Currently, the requirement for a signature guarantee has been waived on redemptions of $50,000 or less when the account address of record has been the same for a minimum period of 30 days. The Fund and ESC reserve the right to withdraw this waiver at any time. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable under the Securities Exchange Act of 1934 and ESC's policies.

         Shareholders may redeem amounts of $1,000 or more (up to $50,000) from their accounts by calling the telephone number on the front page of this Prospectus between the hours of 8:00 a.m. and 5:30 p.m.(Eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or ESC's offices are closed). The Exchange is closed on New Years Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Redemption requests received after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with the Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. If you cannot reach the Fund by telephone, you should follow the procedures for redeeming by mail or through a broker-dealer as set forth herein. The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must complete the appropriate sections on the Application and choose how the redemption proceeds are to be paid. Redemption proceeds will either (1) be mailed by check to the shareholder at the address in which the account is registered or (2) be wired to an account with the same registration as the shareholder's account in the Fund at a designated commercial bank.

         In order to insure that instructions received by ESC are genuine when you initiate a telephone transaction, you will be asked to verify certain criteria specific to your account. At the conclusion of the transaction, you will be given a transaction number confirming your request, and written confirmation of your transaction will be mailed the next business day. Your telephone instructions will be recorded. Redemptions by telephone are allowed only if the address and bank account of record have been the same for a minimum period of 30 days. The Fund reserves the right at any time to terminate, suspend, or change the terms of any redemption method described in this Prospectus, except redemption by mail, and to impose fees.

         Except as otherwise noted, the Fund, ESC, and EDI will not assume responsibility for the authenticity of any instructions received by any of them from a shareholder in writing, over the Evergreen Express Line, or by telephone. ESC will employ reasonable procedures to confirm that instructions received over the Evergreen Express Line or by telephone are genuine. The Fund, ESC, and EDI will not be liable when following instructions received over the Evergreen Express Line or by telephone that ESC reasonably believes are genuine.

Evergreen Express Line. The Evergreen Express Line offers you specific fund account information and price and yield quotations as well as the ability to do account transactions, including investments, exchanges and redemptions. You may access the Evergreen Express Line by dialing toll free 1-800- 346-3858 on any touch-tone telephone, 24 hours a day, seven days a week.

General. The sale of shares is a taxable transaction for federal income tax purposes. The Fund may temporarily suspend the right to redeem its shares when:
(1) the Exchange is closed,  other than customary  weekend and holiday closings;
(2) trading on the Exchange is restricted; (3) an emergency exists and the Fund cannot dispose of its investments or fairly determine their value; or (4) the Securities and Exchange Commission ("SEC") so orders. The Fund reserves the right to close an account that through redemption has fallen below $1,000 and has remained so for 30 days. Shareholders will receive 60 days' written notice to increase the account value to at least $1,000 before the account is closed. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of the Fund's total net assets, during any 90 day period for any one shareholder.

Exchange Privilege

How to Exchange Shares. You may exchange some or all of your shares for shares of the same class in the other Evergreen funds through your financial intermediary, by calling or writing to ESC or by using the Evergreen Express Line as described above. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative net asset values of the shares exchanged next determined after an exchange request is received. An exchange which represents an initial investment in another Evergreen fund is subject to the minimum investment and suitability requirements of each fund.

         Each of the Evergreen funds has different investment objectives and policies. For complete information, a prospectus of the fund into which an exchange will be made should be read prior to the exchange. An exchange order must comply with the requirement for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. An exchange is treated for federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. Shareholders are limited to five exchanges per calendar year, with a maximum of three per calendar quarter. This exchange privilege may be modified or discontinued at any time by the Fund upon 60 days' notice to shareholders and is only available in states in which shares of the fund being acquired may lawfully be sold.

         No CDSC will be imposed in the event shares are exchanged for shares of the same class of other Evergreen funds. If you redeem shares, the CDSC applicable to the shares of the Evergreen fund originally purchased for cash is applied. Also, Class B shares will continue to age following an exchange for the purpose of conversion to Class A shares and for the purpose of determining the amount of the applicable CDSC.

Exchanges Through Your Financial Intermediary. The Fund must receive exchange instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to the Fund and may charge you for this service.

Exchanges By Telephone And Mail. Exchange requests received by the Fund after 4:00 p.m. (Eastern time) will be processed using the net asset value determined at the close of the next business day. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone exchanges. You should follow the procedures outlined below for exchanges by mail if you are unable to reach ESC by telephone. If you wish to use the telephone exchange service you should indicate this on the Application. As noted above, the Fund will employ reasonable procedures to confirm that instructions for the redemption or exchange of shares communicated by telephone are genuine. A telephone exchange may be refused by the Fund or ESC if it is believed advisable to do so. Procedures for exchanging Fund shares by telephone may be modified or terminated at any time. Written requests for exchanges should follow the same procedures outlined for written redemption requests in the section entitled "How to Redeem Shares;" however, no signature guarantee is required.

Shareholder Services

         The  Fund  offers  the  following   shareholder   services.   For  more
information about these services or your account, contact your financial intermediary, ESC or call the toll-free number on the front page of this Prospectus. Some services are described in more detail in the Application.

Systematic Investment Plan. Under a Systematic Investment Plan, you may invest as little as $25 per month to purchase shares of the Fund with no minimum initial investment required.

Telephone Investment Plan. You may make investments into an existing account electronically in amounts of not less than $100 or more than $10,000 per investment. Telephone investment requests received by 4:00 p.m. (Eastern time) will be credited to a shareholder's account the day the request is received. Shares purchased under the Systematic Investment Plan or Telephone Investment Plan may not be redeemed for ten days from the date of investment.

Systematic Withdrawal Plan. When an account of $10,000 or more is opened or when an existing account reaches that size, you may participate in the Systematic Withdrawal Plan by filling out the appropriate part of the Application. Under this Plan, you may receive (or designate a third party to receive) a monthly or quarterly fixed-withdrawal payment in a stated amount of at least $75 and as much as 1.0% per month or 3.0% per quarter of the total net asset value of the Fund shares in your account when the Plan was opened. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gains distributions reinvested automatically.

Investments Through Employee Benefit and Savings Plans. Certain qualified and non-qualified employee benefit and savings plans may make shares of the Fund and the other

Evergreen funds available to their participants. Investments made by such employee benefit plans may be exempt from front-end sales charges if they meet the criteria set forth under "Class A Shares - Front-End Sales Charge
Alternative." Evergreen Asset, Keystone or FUNB may provide compensation to organizations providing administrative and recordkeeping services to plans which make shares of the Evergreen funds available to their participants.

Automatic Reinvestment Plan. For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of a Fund at the net asset value per share at the close of business on the record date, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested.

Dollar Cost Averaging. Through dollar cost averaging you can invest a fixed dollar amount each month or each quarter in any Evergreen fund. This results in more shares being purchased when the selected Fund's net asset value is relatively low and fewer shares being purchased when the Fund's net asset value is relatively high and may result in a lower average cost per share than a less systematic investment approach.

         Prior to participating in dollar cost averaging, you must establish an account in an Evergreen fund. You should designate on the Application (1) the dollar amount of each monthly or quarterly investment you wish to make, and (2) the Fund in which the investment is to be made. Thereafter, on the first day of the designated month, an amount equal to the specified monthly or quarterly investment will automatically be redeemed from your initial account and invested in shares of the designated fund.

Two Dimensional Investing. You may elect to have income and capital gains distributions from any Evergreen fund shares you own automatically invested to purchase the same class of shares of any other Evergreen fund. You may select this service on your Application and indicate the Evergreen fund(s) into which distributions are to be invested.

Tax Sheltered Retirement Plans. The Fund has various retirement plans available to eligible investors, including Individual Retirement Accounts (IRAs); Rollover IRAs; Simplified Employee Pension Plans (SEPs); Salary Incentive Match Plan for Employees (SIMPLEs); Tax Sheltered Annuity

Plans; 403(b)(7) Plans; 401(k) Plans; Keogh Plans; Profit- Sharing Plans; Pension and Target Benefit and Money Purchase Plans. For details, including fees and application forms, call toll free 1-800-247-4075 or write to ESC.

Banking Laws

         The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Fund. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment adviser, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. Keystone and FUNB are subject to and in compliance with the aforementioned laws and regulations.

         Changes to applicable laws and regulations or future judicial or administrative decisions could result in FUNB or Keystone being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of the Fund by its customers. If Keystone were prevented from continuing to provide the services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon the Fund's shareholders to approve, a new investment adviser. If this were to occur, it is not anticipated that the shareholders of the Fund would suffer any adverse financial consequences.

                                OTHER INFORMATION

Dividends, Distributions and Taxes

         The Fund intends to distribute its investment company taxable income quarterly and net realized capital gains at least annually. Shareholders receive Fund distributions in the form of additional shares of that class of shares upon which the distribution is based or, at the shareholder's option, in cash. Shareholders of the Fund who have not opted to receive cash prior to the payable date for any dividend from net investment income or the record date for any capital gains distribution will have the number of such shares determined on the basis of the Fund's net asset value per share computed at the end of that day after adjustment for the distribution. Net asset value is used in computing the number of shares in both capital gains and income distribution investments.

         Because Class A shares bear most of the costs of distribution of such shares through payment of a front-end sales charge while Class B and, when applicable, Class C shares bear such expenses through a higher annual distribution fee, expenses attributable to Class B shares and Class C shares will generally be higher than those of Class A shares, and income distributions paid by the Fund with respect to Class A shares will generally be greater than those paid with respect to Class B and Class C shares.

         Account statements and/or checks, as appropriate, will be mailed within seven days after the Fund pays a distribution. Unless the Fund receives instructions to the contrary before the record or payable date, as the case may be, it will assume that a shareholder wishes to receive that distribution and future capital gains and income distributions in shares. Instructions continue in effect until changed in writing.

         The Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). While so qualified, it is expected that the Fund will not be required to pay any federal income taxes on that portion of its investment company taxable income and any net realized capital gains it distributes to shareholders. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Fund, to the extent it does not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements.

         Any taxable dividend declared in October, November or December to shareholders of record in such a month and paid by the following January 31 will be includable in the taxable income of shareholders as if paid on December 31 of the year in which the dividend was declared.

         The Fund may be subject to foreign withholding taxes which would reduce the yield on its investments. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. Shareholders of a Fund who are subject to United States federal income tax may be entitled, subject to certain rules and limitations, to claim a federal income tax credit or deduction for foreign income taxes paid by the Fund. See the SAI for additional details. The Fund's transactions in options, futures and forward contracts may be subject to special tax rules. These rules can affect the amount, timing and characteristics of distributions to shareholders.

         The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions (if any) and redemptions) paid to certain shareholders. In order to avoid this backup withholding requirement, each investor must certify on the Application, or on a separate form supplied by the Fund's transfer agent, that the investor's social security or taxpayer identification number is correct and that the investor is not currently subject to backup withholding or is exempt from backup withholding. A shareholder who acquires Class A shares of a Fund and sells or otherwise disposes of such shares within ninety days of acquisition may not be allowed to include certain sales charges incurred in acquiring such shares for purposes of calculating gain and loss realized upon a sale or exchange of shares of the Fund.

         The Fund intends to distribute its net capital gains as capital gains dividends. Shareholders should treat such dividends as long-term capital gains. The Fund will designate capital gains distributions as such by a written notice mailed to each shareholder no later than 60 days after the close of the Fund's taxable year. If a shareholder receives a capital gain dividend and holds his shares for six months or less, then any allowable loss on disposition of such shares will be treated as a long-term capital loss to the extent of such capital gain dividend.

         The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on the date of this Prospectus, and is subject to change by legislative or administrative action. As the foregoing discussion is for general information only, you should also review the discussion of "Additional Tax Information" contained in the SAI. In addition, you should consult your own tax adviser as to the tax consequences of investments in the Fund, including the application of state and local taxes which may be different from federal income tax consequences described above.

General Information

Portfolio Turnover. The estimated annual portfolio turnover rate for the Fund is not expected to exceed 100%. A portfolio turnover rate of 100% would occur if all of the Fund's portfolio securities were replaced in one year. The portfolio turnover rate experienced by the Fund directly affects the transaction costs relating to the purchase and sale of securities which the Fund bears directly. A high rate of portfolio turnover will increase such costs. See the SAI for further information regarding the practices of the Fund affecting portfolio turnover.

Portfolio Transactions. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Fund may consider sales of its shares as a factor in the selection of broker-dealers to enter into portfolio transactions with the Fund.

Other Classes of Shares. The Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, and may in the future offer additional classes. Class Y shares are not offered by this Prospectus and are only available to (1) persons who at or prior to December 31, 1994, owned shares in a mutual fund advised by Evergreen Asset, (2) certain institutional investors and (3) investment advisory clients of FUNB, Evergreen Asset, Keystone or their affiliates. The dividends payable with respect to Class A, Class B and Class C shares will be less than those payable with respect to Class Y shares due to the distribution and shareholder servicing- related expenses borne by Class A, Class B and Class C shares and the fact that such expenses are not borne by Class Y shares.

Performance Information. From time to time, the Fund may quote its "total return" or "yield" for a specified period in advertisements, reports or other communications to shareholders. Total return and yield are computed separately for Class A, Class B and Class C shares. The Fund's total return for each such period is computed by finding, through the use of a formula prescribed by the SEC, the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of the investment at the end of the period. For purposes of computing total return, dividends and capital gains distributions paid on shares of the Fund are assumed to have been reinvested when paid and the maximum sales charges applicable to purchases of the Fund's shares are assumed to have been paid.

         Yield is a way of showing the rate of income the Fund earns on its investments as a percentage of the Fund's share price. The Fund's yield is calculated according to accounting methods that are standardized by the SEC for all stock and bond funds. Because yield accounting methods differ from the method used for other accounting purposes, the Fund's yield may not equal its distribution rate, the income paid to your account or the net investment income reported in the Fund's financial statements. To calculate yield, the Fund takes the interest and dividend income it earned from its portfolio of investments (as defined by the SEC formula) for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the 30-day period. This yield does not reflect gains or losses from selling securities.

         Performance data may be included in any advertisement or sales literature of the Fund. These advertisements may quote performance rankings or ratings of the Fund by financial publications or independent organizations such as Lipper Analytical Services, Inc., and Morningstar, Inc. or compare the Fund's performance to various indices. The Fund may also advertise in items of sales literature an "actual distribution rate" which is computed by dividing the total ordinary income distributed (which may include the excess of short-term capital gains over losses) to shareholders for the latest twelve-month period by the maximum public offering price per share on the last day of the period. Investors should be aware that past performance may not be indicative of future results.

         In marketing the Fund's shares, information may be provided that is designed to help individuals understand their investment goals and explore various financial strategies. Such information may include publications describing general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; a questionnaire designed to help create a personal financial profile; and an action plan offering investment alternatives. The information provided to investors may also include discussions of other Evergreen funds, products, and services, which may include: retirement investing; brokerage products and services; the effects of periodic investment plans and dollar cost averaging; saving for college; and charitable giving. In addition, the information provided to investors may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques. The materials may also reprint, and use as advertising and sales literature, articles from Evergreen Events, a quarterly magazine provided free of charge to Evergreen fund shareholders.

Additional Information. This Prospectus and the SAI, which has been incorporated by reference herein, do not contain all the information set forth in the Registration Statement filed by the Trust with the SEC under the Securities Act of 1933, as amended. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.

Investment Adviser

Keystone Investment Management Company, 200 Berkeley Street, Boston, Massachusetts 02116-5034

Custodian

State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827

Transfer Agent

Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121

Legal Counsel

Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036

Independent Auditors

KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110

Distributor

Evergreen Distributor, Inc., 125 W. 55th Street, New York, New
York 10019

PROSPECTUS                 , 1997

EVERGREEN SPECIALTY GROWTH AND BALANCED FUNDS

Evergreen Balanced Fund                                 (Evergreen Tree Logo)


CLASS Y SHARES


         The Evergreen Balanced Fund (the "Fund") seeks to provide shareholders with current income.

         This Prospectus provides information regarding the Class Y shares offered by the Fund. The Fund is a diversified series of an open-end management investment company. This Prospectus sets forth concise information about the Fund that a prospective investor should know before investing. The address of the Fund is 200 Berkeley Street, Boston, Massachusetts 02116.

         A Statement of Additional Information for the Fund dated , 1997, as supplemented from time to time, has been filed with the Securities and Exchange Commission and is incorporated by reference herein. The Statement of Additional Information provides information regarding certain matters discussed in this Prospectus and other matters which may be of interest to investors, and may be obtained without charge by calling the Fund at
(800) 343-2898. There can be no assurance that the investment objective of the Fund will be achieved. Investors are advised to read this Prospectus carefully.

         An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured or otherwise protected by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency and involves risk, including the possible loss of principal.

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                    Keep This Prospectus For Future Reference

                                TABLE OF CONTENTS


EXPENSE INFORMATION.....................................................3

FINANCIAL HIGHLIGHTS....................................................3

DESCRIPTION OF THE FUND.................................................4
         Investment Objective and Policies..............................4
         Investment Practices and Restrictions..........................5

ORGANIZATION AND SERVICE PROVIDERS.....................................14
         Organization..................................................14
         Service Providers.............................................15

PURCHASE AND REDEMPTION OF SHARES......................................17
         How to Buy Shares.............................................17
         How to Redeem Shares .........................................18
         Exchange Privilege............................................20
         Shareholder Services..........................................22
         Banking Laws..................................................23

OTHER INFORMATION......................................................24
         Dividends, Distributions and Taxes............................24
         General Information...........................................26

                               EXPENSE INFORMATION

         The table and example below are designed to help you understand the various expenses that you will bear, directly or indirectly, when you invest in the Fund. Shareholder transaction expenses are fees paid directly from your account when you buy or sell shares of the Fund.

SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases                           None
Sales Charge on Dividend Reinvestments                              None
Contingent Deferred Sales Charge                                    None

         Annual operating expenses reflect the normal operating expenses of the Fund, and include costs such as management, distribution and other fees. The table below shows the Fund's estimated annual operating expenses for the fiscal period ending March 31, 1998. The example shows what you would pay if you invested $1,000 over periods indicated. The example assumes that you reinvest all of your dividends and that the Fund's average annual return will be 5%. The example is for illustration purposes only and should not be considered a representation of past or future expenses or annual return. The Fund's actual expenses and returns will vary. For a more complete description of the various costs and expenses borne by the Fund see "Organization and Service Providers."



                     Annual
                     Operating
                     Expenses                                     Example
Management           .45%            After 1 Year                 $7
Fees
12b-1 Fees           --
Other Expenses       .27%            After 3 Years                $23
Total                .72%


                              FINANCIAL HIGHLIGHTS

         As of the date of this Prospectus the Fund had not commenced operations. Consequently, no financial highlights are currently available.

                             DESCRIPTION OF THE FUND

Investment Objective and Policies

         The Fund seeks current income.

         The Fund's investment objective is nonfundamental; as a result, the Fund may change its objective without a shareholder vote. The Fund has also adopted certain fundamental investment policies which are mainly designed to limit the Fund's exposure to risk. The Fund's fundamental policies cannot be changed without a shareholder vote. See the Statement of Additional Information ("SAI") for more information regarding the Fund's fundamental investment policies or other related investment policies. There can be no assurance that the Fund's investment objective will be achieved.

Principal Investments and Investment Policies. The Fund invests in a combination of equity and debt securities chosen primarily for their potential for current income and secondarily, to the extent consistent with the Fund's investment objective, for their potential for capital appreciation. The Fund normally emphasizes securities having a liberal current yield consistent with investment quality on which the interest or dividend payments are considered reasonably secure. Under normal circumstances, the Fund maintains at least 25% of its total assets in fixed income senior securities. The Fund may invest in any type of security, including bonds, debentures and income obligations as well as common and preferred stocks.

         Debt securities, which include both secured and unsecured obligations will, at the time of investment, be rated within the four highest categories by Standard & Poor's Ratings Group ("S&P") (AAA, AA, A and BBB), by Moody's Investors Service ("Moody's") (Aaa, Aa, A and Baa), by Fitch Investors Services, L.P. ("Fitch") (AAA, Aa, A and Baa), or if not rated or rated under a different system, will be of comparable quality to obligations so rated, as determined by the Fund's investment adviser.

Other Eligible Investments. The Fund may also invest in limited partnerships, including master limited partnerships, and in foreign securities (up to 25% of its assets). The Fund may also invest up to 25% of its assets in high yield, high risk bonds and similar securities of U.S. and foreign issuers having a rating range of BB to CCC by S&P or Fitch and/or Ba to Caa by Moody's, or if unrated or rated under a different system, believed by the Fund's investment adviser to be of comparable quality.

         The  Fund's  debt   securities   may  include  zero  coupon  bonds  and
payment-in-kind securities ("PIKs").

                  The Fund may invest in certain types of derivative instruments, including mortgage-related securities, such as collateralized mortgage obligations, and enter into interest rate transactions, such as "swaps,", "caps," and "floors." These vehicles can also be combined to create more complex products called hybrid derivatives or structured securities.

         The Fund also may invest, for temporary defensive purposes, up to 100% of its assets in short-term obligations. Such obligations may include master demand notes, commercial paper and notes, bank deposits and other financial institution obligations.

         In addition to the investment  policies  detailed  above,  the Fund may
employ  certain  additional   investment   strategies  which  are  discussed  in
"Investment Practices and Restrictions."

Investment Practices and Restrictions

Risk Factors. Bond prices move inversely to interest rates, i.e., as interest rates decline the values of the bonds increase, and vice versa. The longer the maturity of a bond, the greater the exposure to market price fluctuations. The same market factors are reflected in the share price or net asset value of bond funds which will vary with interest rates. In addition, certain of the obligations in which the Fund may invest may be variable or floating rate instruments, which may involve a conditional or unconditional demand feature, and may include variable amount master demand notes. While these types of instruments may, to a certain degree, offset the risk to principal associated with rising interest rates, they would not be expected to appreciate in a falling interest rate environment.

Below-Investment Grade Bonds. Below-investment grade bonds have low ratings, and a degree of doubt surrounds the safety of investment and the ability of the issuer to continue interest payments. These bonds are also called "high risk, high yield" bonds or "junk" bonds. Junk bonds are usually backed by issuers of less proven or questionable financial strength. Compared with higher-grade bonds, issuers of junk bonds are more likely to face financial problems and to be materially affected by those problems. As a result, the ability of issuers of junk bonds to pay interest and principal is uncertain. Moreover, the junk bond market may react strongly to real or perceived unfavorable news about an issuer or the economy. If a junk bond issuer defaults, the bond will lose some or all of its value.

Zero Coupon Bonds and PIKs. Zero coupon bonds and PIKs involve additional special consideration. Zero Coupon Bonds and PIKs do not require the periodic payment of interest. PIKs are debt obligations that provide that the issuer may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments may experience greater fluctuation in value due to changes in interest rates than debt obligations that pay interest currently. Even though these investments do not pay current interest in cash, the Fund is nonetheless required by tax laws to accrue interest income on such investments and to distribute such amounts, at least annually, to shareholders. Thus, the Fund could be required at times to liquidate investments in order to fulfill its intention to distribute substantially all of its net income as dividends.

Downgrades. If any security invested in by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

Repurchase Agreements. The Fund may invest in repurchase agreements. A repurchase agreement is an agreement by which the Fund purchases a security (usually U.S. government securities) for cash and obtains a simultaneous commitment from the seller (usually a bank or broker/dealer) to repurchase the security at an agreed-upon price and specified future date. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. The Fund's risk is the inability of the seller to pay the agreed-upon price on the delivery date. However, this risk is tempered by the ability of the Fund to sell the security in the open market in the case of a default. In such a case, the Fund may incur costs in disposing of the security which would increase Fund expenses. The Fund's investment adviser will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is an agreement by the Fund to sell a security and repurchase it at a specified time and price. The Fund could lose money if the market values of the securities it sold decline below their repurchase prices. Reverse repurchase agreements may be considered a form of borrowing, and, therefore, a form of leverage. Leverage may magnify gains or losses of the Fund.

When-Issued, Delayed-Delivery and Forward Commitment Transactions. The Fund may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuation during this period and no income accrues to the Fund until settlement. At the time of settlement, a when- issued security may be valued at less than its purchase price. When entering into these transactions, the Fund relies on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged.

Securities Lending. To generate income and offset expenses, the Fund may lend securities to broker-dealers and other financial institutions. Loans of securities by the Fund may not exceed 30% of the value of the Fund's total assets. While securities are on loan, the borrower will pay the Fund any income accruing on the security. Also, the Fund may invest any collateral it receives in additional securities. Gains or losses in the market value of a lent security will affect the Fund and its shareholders. When the Fund lends its securities, it runs the risk that it could not retrieve the securities on a timely basis possibly losing the opportunity to sell the securities at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, the Fund's ability to dispose of the securities may be delayed.

Investing in Securities of Other Investment Companies. The Fund may invest in the securities of other investment companies. The Fund's investment adviser will waive its investment advisory fee on assets invested in securities of other open-end investment companies.

Borrowing. The Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. The Fund may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. The Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights. The Fund does not intend to leverage.

Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities and other securities which are not readily marketable. Repurchase agreements with maturities longer than seven days will be included for the purpose of the foregoing 15% limit. Securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, which have been determined to be liquid, will not be considered by the Fund's investment adviser to be illiquid or not readily marketable and, therefore, are not subject to the aforementioned 15% limit. The inability of the Fund to dispose of illiquid investments readily or at a reasonable price could impair the Fund's ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by the Fund which are eligible for resale pursuant to Rule 144A will be monitored by the Fund's investment adviser on an ongoing basis, subject to the oversight of the Board of Trustees. In the event that such a security is deemed to be no longer liquid, the Fund's holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in the Fund having more than 15% of its net assets invested in illiquid or not readily marketable securities.

Options and Futures. The Fund may engage in options and futures transactions. Options and futures transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, and the Fund does not use these transactions for speculation or leverage.

         The Fund may attempt to hedge all or a portion of its portfolio through the purchase of both put and call options on their portfolio securities and listed put options on financial futures contracts for portfolio securities. The Fund may also purchase call options on financial futures contracts. The Fund may also write covered call options on its portfolio securities to attempt to increase its current income. The Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series.

         The Fund may write (i.e., sell) covered call and put options. By writing a call option, the Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, the Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. The Fund also may write straddles (combinations of covered puts and calls on the same underlying security). The Fund may only write "covered" options. This means that so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or, in the case of call options on U.S. Treasury bills, the Fund might own substantially similar U.S. Treasury bills. The Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

         The principal reason for writing call or put options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Fund receives a premium from writing a call or put option which it retains whether or not the option is exercised. By writing a call option, the Fund might lose the potential for gain on the underlying security while the option is open, and by writing a put option the Fund might become obligated to purchase the underlying securities for more than their current market price upon exercise.

         A futures contract is a firm commitment by two parties: the seller, who agrees to make delivery of the specific type of instrument called for in the contract ("going short"), and the buyer, who agrees to take delivery of the instrument ("going long") at a certain time in the future. Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government. If the Fund enters into financial futures contracts directly to hedge its holdings of fixed income securities, it would enter into contracts to deliver securities at an undetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would agree to purchase securities in the future at a predetermined price (i.e., "go long") to hedge against a decline in market interest rates.

         The Fund may also enter into currency and other financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities, currencies, or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities or currencies is an agreement to buy or sell securities or currencies during a designated month at whatever price exists at that time. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which remains in effect until the contract is terminated.

         The Fund may sell or purchase currency and other financial futures contracts. When a futures contract is sold by the Fund, the profit on the contract will tend to rise when the value of the underlying securities or currencies declines and to fall when the value of such securities or currencies increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the profit on its securities or currencies. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities or currencies increases and to fall when the value of such securities or currencies declines.

         The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may buy or sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case the Fund would continue to bear market risk on the transaction.

Risk Characteristics of Options and Futures. Although options and futures transactions are intended to enable the Fund to manage market, exchange, or interest rate risks, these investment devices can be highly volatile, and the Fund's use of them can result in poorer performance (i.e., the Fund's returns may be reduced). The Fund's attempt to use such investment devices for hedging purposes may not be successful. Successful futures strategies require the ability to predict future movements in securities prices, interest rates and other economic factors. When the Fund uses financial futures contracts and options on financial futures contracts as hedging devices, there is a risk that the prices of the securities subject to the financial futures contracts and options on financial futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the financial futures contract and any related options to react to market changes differently than the portfolio securities. In addition, the Fund's investment adviser could be incorrect in its expectations and forecasts about the direction or extent of market factors, such as interest rates, securities price movements, and other economic factors. Even if the Fund's investment adviser correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. In these events, the Fund may lose money on the financial futures contracts or the options on financial futures contracts. It is not certain that a secondary market for positions in financial futures contracts or for options on financial futures contracts will exist at all times. Although the Fund's investment adviser will consider liquidity before entering into financial futures contracts or options on financial futures contracts transactions, there is no assurance that a liquid secondary market on an exchange will exist for any particular financial futures contract or option on a financial futures contract at any particular time. The Fund's ability to establish and close out financial futures contracts and options on financial futures contract positions depends on this secondary market. If the Fund is unable to close out its position due to disruptions in the market or lack of liquidity, the Fund may lose money on the futures contract or option, and the losses to the Fund could be significant.

Derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate.

         The Fund may invest in derivatives only if the expected risks and rewards are consistent with its objectives and policies.

         Losses from derivatives can sometimes be substantial. This is true partly because small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of the derivative. Derivatives can also cause the Fund to lose money if the Fund fails to correctly predict the direction in which the underlying asset or economic factor will move.

Foreign Investments. Foreign Securities may involve additional risks. Specifically, they may be affected by the strength of foreign currencies relative to the U.S. dollar, or by political or economic developments in foreign countries. Accounting procedures and government supervision may be less stringent than those applicable to U.S. companies. There may be less publicly available information about a foreign company than about a U.S. company. Foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors. It may also be more difficult to enforce contractual obligations abroad than would be the case in the United States because of differences in the legal systems. Foreign securities may be subject to foreign taxes, which may reduce yield, and may be less marketable than comparable U.S. securities. All these factors are considered by the Fund's investment adviser before making any of these types of investments.

         Investing  in  securities  of issuers  in  emerging  markets  countries involves exposure to economic systems that are generally less mature and political systems that are generally less stable than those of developed countries. In addition, investing in companies in emerging markets countries may also involve exposure to national policies that may restrict investment by foreigners and undeveloped legal systems governing private and foreign investments and private property. The typically small size of the markets for securities issued by companies in emerging markets countries and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Foreign Currency Transactions. As discussed above, the Fund may invest in securities of foreign issuers. When the Fund invests in foreign securities, they usually will be denominated in foreign currencies, and the Fund temporarily may hold funds in foreign currencies. Thus, the value of Fund shares will be affected by changes in exchange rates.

         As one way of managing exchange rate risk, in addition to entering into currency futures contracts, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver or receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment adviser's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strength of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar.
Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. Although the Fund does not currently intend to do so, the Fund may also purchase and sell options related to foreign currencies. The Fund does not intend to enter into foreign currency transactions for speculation or leverage.

Interest Rate Transactions (Swaps, Caps, and Floors). If the Fund enters into interest rate swap, cap or floor transactions, it expects to do so primarily for hedging purposes, which may include preserving a return or spread on a particular investment or portion of its portfolio or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. The Fund does not currently intend to use these transactions in a speculative manner.

         Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate caps and floors are similar to options in that the purchase of an interest rate cap or floor entitles the purchaser, to the extent that a specified index exceeds (in the case of a cap) or falls below (in the case of a floor) a predetermined interest rate, to receive payments of interest on a contractually-based principal ("notional") amount from the party selling the interest rate cap or floor. The Fund may enter into interest rate swaps, caps, and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

         The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become more established and relatively liquid. Caps and floors are less liquid than swaps. These transactions also involve the delivery of securities or other underlying assets and principal. Accordingly, the risk of loss to the Fund from interest rate transactions is limited to the net amount of interest payments that the Fund is contractually obligated to make.

Mortgage-Backed Securities. A mortgage-backed security represents an interest in a "pool" of commercial or residential mortgages. Payments of interest and principal made by the individual borrowers on the mortgages that underlie the securities are passed through to the Fund. The Fund may invest in mortgage-backed securities and other complex asset backed securities, including collateralized mortgage obligations and stripped mortgage-backed securities.

         Early repayment of the mortgages underlying the securities may expose the Fund to a lower rate of return when it reinvests the principal. The rate of prepayments will affect the price and volatility of the mortgage-backed security and may have the effect of shortening or extending the effective maturity beyond what the Fund anticipated at the time of purchase.

         Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates and difficult to predict.

Structured Securities. Structured securities represent interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations or foreign government securities. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of structured securities backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities of a given class may be either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities.

                       ORGANIZATION AND SERVICE PROVIDERS

Organization

Fund Structure. The Fund is an investment pool, which invests shareholders' money towards a specified goal. In technical terms, the Fund is a diversified series of an open-end, management investment company, called "Evergreen Equity Trust" (the "Trust"). The Trust is a Delaware business trust organized on September 17, 1997.

Board of Trustees. The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers.

Shareholder Rights. All shareholders participate in dividends and distributions from the Fund's assets and have equal voting, liquidation and other rights. Shareholders may exchange shares as described under "Exchanges", but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, shares will be fully paid and nonassessable. Shares of the Fund are redeemable, transferable and freely assignable as collateral. The Fund may establish additional classes or series of shares.

         The Fund does not hold annual shareholder meetings; the Fund may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, the Fund is prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect Trustees. If any matters are to be voted on by shareholders, each share owned as of the record date for the meeting would be entitled to one vote for each dollar of net asset value applicable to each share.

Service Providers

Investment Adviser. The investment adviser to the Fund is Keystone Investment Management Company ("Keystone"). Keystone has provided investment advisory and management services to investment companies and private accounts since it was organized in 1932. Keystone is an indirect subsidiary of First Union National Bank ("FUNB"). FUNB is a subsidiary of First Union Corporation. Both FUNB and First Union Corporation are located at 201 South College Street, Charlotte, North Carolina 28288-0630. First Union Corporation and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States.

         The Fund pays Keystone a fee, calculated on an annual basis, equal to 1.5% of gross divided and interest income of the Fund plus 0.60% of the first $100,000,000 of the aggregate net asset value of the shares of the Fund, plus 0.55% of the next $100,000,000, plus 0.50% of the next $100,000,000, plus 0.45%
of the next $100,000,000, plus 0.40% of the next $100,000,000, plus 0.35% of the next $500,000,000, plus 0.30% of amounts over $1,000,000,000, computed as of the close of business each business day and paid monthly.

Portfolio Manager

         The Portfolio Manager of the Fund is Walter McCormick.
Mr. McCormick is a Keystone Senior Vice President and Senior
Portfolio Manager and has been a portfolio manager since 1981.

Administrator

         Evergreen Investment Services, Inc. ("EIS") serves as administrator to the Fund. As administrator, and subject to the supervision and control of the Trustees, EIS provides the Fund with facilities, equipment and personnel. For its services as administrator, EIS is entitled to receive a fee based on the aggregate average daily net assets of the Fund at a rate based on the total assets of all the mutual funds advised by First Union Corporation subsidiaries. The administration fee is calculated in accordance with the following schedule:

Administration Fee

0.050%                        on the first $7 billion
0.035%                        on the next $3 billion
0.030%                        on the next $5 billion
0.020%                        on the next $10 billion
0.015%                        on the next $5 billion
0.010%                        on assets in excess of $30 billion

Sub-administrator

         BISYS Fund Services serves as sub-administrator to the Fund. For its services, BISYS Fund Services is entitled to receive a fee from EIS calculated on the aggregate average daily net assets of the Fund at a rate based on the total assets of all mutual funds administered by EIS for which subsidiaries of First Union Corporation also serve as investment adviser. The sub-administration fee is calculated in accordance with the following schedule:

Sub-Administration Fee

0.0100%                            on the first $7 billion
0.0075%                            on the next $3 billion
0.0050%                            on the next $15 billion
0.0040%                            on assets in excess of $25 billion


Transfer Agent and Dividend Disbursing Agent. Evergreen Service Company ("ESC"), 200 Berkeley Street, Boston, Massachusetts 02116 acts as the Fund's transfer agent and dividend disbursing agent. ESC is an indirect, wholly-owned subsidiary of First Union Corporation.

Custodian. State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827 acts as the Fund's custodian.

Principal Underwriter. Evergreen Distributor, Inc. ("EDI"), a subsidiary of The BISYS Group, Inc., located at 125 West 55th Street, New York, New York 10019, is the principal underwriter of the Fund.

                        PURCHASE AND REDEMPTION OF SHARES

How to Buy Shares

         Class Y shares are offered at net asset value without a front-end sales charge or a contingent deferred sales load. Class Y shares are only offered to
(1) persons who at or prior to December 31, 1994, owned shares in a mutual fund advised by Evergreen Asset, (2) certain institutional investors and (3)
investment advisory clients of FUNB, Evergreen Asset Management Corp. ("Evergreen Asset"), Keystone or their affiliates.

         Eligible investors may purchase Class Y shares of the Fund through broker-dealers, banks or other financial intermediaries, or directly through EDI. In addition, you may purchase Class Y shares of the Fund by mailing to the Fund, c/o Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121, a completed Application and a check payable to the Fund. You may also telephone 1-800-343-2898 to obtain the number of an account to which you can wire or electronically transfer funds and then send in a completed Application. The minimum initial investment is $1,000, which may be waived in certain situations. Subsequent investments in any amount may be made by check, by wiring federal funds, by direct deposit or by an electronic funds transfer.

     There is no minimum amount for subsequent investments. Investments of $25 or more are allowed under the Systematic

Investment Plan. See the Application for more information. Only Class Y shares are offered through this Prospectus (see "General Information" -- "Other Classes of Shares").

How the Fund Values Its Shares. The net asset value of each Class of shares of the Fund is calculated by dividing the value of the amount of the Fund's net assets attributable to that Class by the number of outstanding shares of that Class. Shares are valued each day the New York Stock Exchange (the "Exchange") is open as of the close of regular trading (currently 4:00 p.m. Eastern time). The securities in the Fund are valued at their current market values determined on the basis of market quotations or, if such quotations are not readily available, such other methods as the Trustees of the Trust believe would accurately reflect fair value. Non-dollar denominated securities will be valued as of the close of the Exchange at the closing price of such securities in their principal trading markets.

Additional Purchase Information. As a condition of this offering, if a purchase is canceled due to nonpayment or because an investor's check does not clear, the investor will be responsible for any loss the Fund or the Fund's investment adviser incurs. If such investor is an existing shareholder, the Fund may redeem shares from an investor's account to reimburse the Fund or its investment adviser for any loss. In addition, such investors may be prohibited or restricted from making further purchases in any of the Evergreen funds. The Fund will not accept third party checks other than those payable directly to a shareholder whose account has been in existence at least 30 days.

How to Redeem Shares

         You may "redeem" (i.e., sell) your Class Y shares in the Fund to the Fund for cash at their net redemption value on any day the Exchange is open, either directly by writing to the Fund, c/o ESC, or through your financial intermediary. The amount you will receive is the net asset value adjusted for fractions of a cent next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, the Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to 15 days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or canceled.

Redeeming Shares Through Your Financial Intermediary. The Fund must receive instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to the Fund and may charge you for this service. Certain financial intermediaries may require that you give instructions earlier than 4:00 p.m. (Eastern time).

Redeeming Shares Directly by Mail or Telephone. Send a signed letter of instruction or stock power form to the Fund, c/o ESC; the registrar, transfer agent and dividend-disbursing agent for the Fund. Stock power forms are available from your financial intermediary, ESC, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $50,000. Currently, the requirement for a signature guarantee has been waived on redemptions of $50,000 or less when the account address of record has been the same for a minimum period of 30 days. The Fund and ESC reserve the right to withdraw this waiver at any time. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable under the Securities Exchange Act of 1934 and ESC's policies.

         Shareholders may redeem amounts of $1,000 or more (up to $50,000) from their accounts by calling the telephone number on the front page of this Prospectus between the hours of 8:00 a.m. and 5:30 p.m.(Eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or ESC's offices are closed). The Exchange is closed on New Years Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Redemption requests received after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with the Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. If you cannot reach the Fund by telephone, you should follow the procedures for redeeming by mail or through a broker-dealer as set forth herein. The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must complete the appropriate sections on the Application and choose how the redemption proceeds are to be paid. Redemption proceeds will either (1) be mailed by check to the shareholder at the address in which the account is registered or (2) be wired to an account with the same registration as the shareholder's account in the Fund at a designated commercial bank.

         In order to insure that instructions received by ESC are genuine when you initiate a telephone transaction, you will be asked to verify certain criteria specific to your account. At the conclusion of the transaction, you will be given a transaction number confirming your request, and written confirmation of your transaction will be mailed the next business day. Your telephone instructions will be recorded. Redemptions by telephone are allowed only if the address and bank account of record have been the same for a minimum period of 30 days. The Fund reserves the right at any time to terminate, suspend, or change the terms of any redemption method described in this Prospectus, except redemption by mail, and to impose fees.

         Except as otherwise noted, the Fund, ESC, and EDI will not assume responsibility for the authenticity of any instructions received by any of them from a shareholder in writing, over the Evergreen Express Line, or by telephone. ESC will employ reasonable procedures to confirm that instructions received over the Evergreen Express Line or by telephone are genuine. The Fund, ESC, and EDI will not be liable when following instructions received over the Evergreen Express Line or by telephone that ESC reasonably believes are genuine.

Evergreen Express Line. The Evergreen Express Line offers you specific fund account information and price and yield quotations as well as the ability to do account transactions, including investments, exchanges and redemptions. You may access the Evergreen Express Line by dialing toll free 1-800- 346-3858 on any touch-tone telephone, 24 hours a day, seven days a week.

General. The sale of shares is a taxable transaction for federal income tax purposes. The Fund may temporarily suspend the right to redeem its shares when:
(1) the Exchange is closed,  other than customary  weekend and holiday closings;
(2) trading on the Exchange is restricted; (3) an emergency exists and the Fund cannot dispose of its investments or fairly determine their value; or (4) the Securities and Exchange Commission ("SEC") so orders. The Fund reserves the right to close an account that through redemption has fallen below $1,000 and has remained so for 30 days. Shareholders will receive 60 days' written notice to increase the account value to at least $1,000 before the account is closed. The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 (the "1940 Act") pursuant to which the

Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of the Fund's total net assets, during any 90 day period for any one shareholder.

Exchange Privilege

How to Exchange Shares. You may exchange some or all of your Class Y shares for shares of the same class in the other Evergreen funds through your financial intermediary, by calling or writing to ESC or by using the Evergreen Express Line as described above. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative net asset values of the shares exchanged next determined after an exchange request is received. An exchange which represents an initial investment in another Evergreen fund is subject to the minimum investment and suitability requirements of each fund.

         Each of the Evergreen funds has different investment objectives and policies. For complete information, a prospectus of the fund into which an exchange will be made should be read prior to the exchange. An exchange order must comply with the requirement for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. An exchange is treated for federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. Shareholders are limited to five exchanges per calendar year, with a maximum of three per calendar quarter. This exchange privilege may be modified or discontinued at any time by the Fund upon 60 days' notice to shareholders and is only available in states in which shares of the fund being acquired may lawfully be sold.

Exchanges Through Your Financial Intermediary. The Fund must receive exchange instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to the Fund and may charge you for this service.

Exchanges By Telephone And Mail. Exchange requests received by the Fund after 4:00 p.m. (Eastern time) will be processed using the net asset value determined at the close of the next business day. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone exchanges. You should follow the procedures outlined below for exchanges by mail if you are unable to reach ESC by telephone. If you wish to use the telephone exchange service you should indicate this on the Application. As noted above, the Fund will employ reasonable procedures to confirm that instructions for the redemption or exchange of shares communicated by telephone are genuine. A telephone exchange may be refused by the Fund or ESC if it is believed advisable to do so. Procedures for exchanging Fund shares by telephone may be modified or terminated at any time. Written requests for exchanges should follow the same procedures outlined for written redemption requests in the section entitled "How to Redeem Shares;" however, no signature guarantee is required.

Shareholder Services

         The  Fund  offers  the  following   shareholder   services.   For  more
information about these services or your account, contact your financial intermediary, ESC or call the toll-free number on the front page of this Prospectus. Some services are described in more detail in the Application.

Systematic Investment Plan. Under a Systematic Investment Plan, you may invest as little as $25 per month to purchase shares of the Fund with no minimum initial investment required.

Telephone Investment Plan. You may make investments into an existing account electronically in amounts of not less than $100 or more than $10,000 per investment. Telephone investment requests received by 4:00 p.m. (Eastern time) will be credited to a shareholder's account the day the request is received. Shares purchased under the Systematic Investment Plan or Telephone Investment Plan may not be redeemed for ten days from the date of investment.

Systematic Withdrawal Plan. When an account of $10,000 or more is opened or when an existing account reaches that size, you may participate in the Systematic Withdrawal Plan by filling out the appropriate part of the Application. Under this Plan, you may receive (or designate a third party to receive) a monthly or quarterly fixed-withdrawal payment in a stated amount of at least $75 and as much as 1.0% per month or 3.0% per quarter of the total net asset value of the Fund shares in your account when the Plan was opened. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gains distributions reinvested automatically.

Automatic Reinvestment Plan. For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of a Fund at the net asset value per share at the close of business on the record date, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested.

Dollar Cost Averaging. Through dollar cost averaging you can invest a fixed dollar amount each month or each quarter in any Evergreen fund. This results in more shares being purchased when the selected Fund's net asset value is relatively low and fewer shares being purchased when the Fund's net asset value is relatively high and may result in a lower average cost per share than a less systematic investment approach.

         Prior to participating in dollar cost averaging, you must establish an account in an Evergreen fund. You should designate on the Application (1) the dollar amount of each monthly or quarterly investment you wish to make, and (2) the Fund in which the investment is to be made. Thereafter, on the first day of the designated month, an amount equal to the specified monthly or quarterly investment will automatically be redeemed from your initial account and invested in shares of the designated fund.

Two Dimensional Investing. You may elect to have income and capital gains distributions from any Class Y Evergreen fund shares you own automatically invested to purchase the same class of shares of any other Evergreen fund. You may select this service on your Application and indicate the Evergreen fund(s) into which distributions are to be invested.

Tax Sheltered Retirement Plans. The Fund has various retirement plans available to eligible investors, including Individual Retirement Accounts (IRAs); Rollover IRAs; Simplified Employee Pension Plans (SEPs); Salary Incentive Match Plan for Employees (SIMPLEs); Tax Sheltered Annuity Plans; 403(b)(7) Plans; 401(k) Plans; Keogh Plans; Profit- Sharing Plans; Pension and Target Benefit and Money Purchase Plans. For details, including fees and application forms, call toll free 1-800-247-4075 or write to ESC.

Banking Laws

         The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Fund. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general.

However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment adviser, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. Keystone and FUNB are subject to and in compliance with the aforementioned laws and regulations.

         Changes to applicable laws and regulations or future judicial or administrative decisions could result in FUNB or Keystone being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of the Fund by its customers. If Keystone were prevented from continuing to provide the services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon the Fund's shareholders to approve, a new investment adviser. If this were to occur, it is not anticipated that the shareholders of the Fund would suffer any adverse financial consequences.

                                OTHER INFORMATION

Dividends, Distributions and Taxes

         The Fund intends to distribute its investment company taxable income quarterly and net realized capital gains at least annually. Shareholders receive Fund distributions in the form of additional shares of that class of shares upon which the distribution is based or, at the shareholder's option, in cash. Shareholders of the Fund who have not opted to receive cash prior to the payable date for any dividend from net investment income or the record date for any capital gains distribution will have the number of such shares determined on the basis of the Fund's net asset value per share computed at the end of that day after adjustment for the distribution. Net asset value is used in computing the number of shares in both capital gains and income distribution investments.

         Account statements and/or checks, as appropriate, will be mailed within seven days after the Fund pays a distribution. Unless the Fund receives instructions to the contrary before the record or payable date, as the case may be, it will assume that a shareholder wishes to receive that distribution and future capital gains and income distributions in shares. Instructions continue in effect until changed in writing.

         The Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). While so qualified, it is expected that the Fund will not be required to pay any federal income taxes on that portion of its investment company taxable income and any net realized capital gains it distributes to shareholders. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Fund, to the extent it does not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements.

         Any taxable dividend declared in October, November or December to shareholders of record in such a month and paid by the following January 31 will be includable in the taxable income of shareholders as if paid on December 31 of the year in which the dividend was declared.

         The Fund may be subject to foreign withholding taxes which would reduce the yield on its investments. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. Shareholders of a Fund who are subject to United States federal income tax may be entitled, subject to certain rules and limitations, to claim a federal income tax credit or deduction for foreign income taxes paid by the Fund. See the SAI for additional details. The Fund's transactions in options, futures and forward contracts may be subject to special tax rules. These rules can affect the amount, timing and characteristics of distributions to shareholders.

         The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions (if any) and redemptions) paid to certain shareholders. In order to avoid this backup withholding requirement, each investor must certify on the Application, or on a separate form supplied by the Fund's transfer agent, that the investor's social security or taxpayer identification number is correct and that the investor is not currently subject to backup withholding or is exempt from backup withholding.

         The Fund intends to distribute its net capital gains as capital gains dividends. Shareholders should treat such dividends as long-term capital gains. The Fund will designate capital gains distributions as such by a written notice mailed to each shareholder no later than 60 days after the close of the Fund's taxable year. If a shareholder receives a capital gain dividend and holds his shares for six months or less, then any allowable loss on disposition of such shares will be treated as a long-term capital loss to the extent of such capital gain dividend.

         The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on the date of this Prospectus, and is subject to change by legislative or administrative action. As the foregoing discussion is for general information only, you should also review the discussion of "Additional Tax Information" contained in the SAI. In addition, you should consult your own tax adviser as to the tax consequences of investments in the Fund, including the application of state and local taxes which may be different from federal income tax consequences described above.

General Information

Portfolio Turnover. The estimated annual portfolio turnover rate for the Fund is not expected to exceed 100%. A portfolio turnover rate of 100% would occur if all of the Fund's portfolio securities were replaced in one year. The portfolio turnover rate experienced by the Fund directly affects the transaction costs relating to the purchase and sale of securities which the Fund bears directly. A high rate of portfolio turnover will increase such costs. See the SAI for further information regarding the practices of the Fund affecting portfolio turnover.

Portfolio Transactions. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Fund may consider sales of its shares as a factor in the selection of broker-dealers to enter into portfolio transactions with the Fund.

Other Classes of Shares. The Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, and may in the future offer additional classes. Class Y shares are the only class of shares offered by this Prospectus and are only available to (1) persons who at or prior to December 31, 1994, owned shares in a mutual fund advised by Evergreen Asset, (2) certain institutional investors and (3) investment advisory clients of FUNB, Evergreen Asset, Keystone or their affiliates. The dividends payable with respect to Class A, Class B and Class C shares will be less than those payable with respect to Class Y shares due to the distribution and shareholder servicing-related expenses borne by Class A, Class B and Class C shares and the fact that such expenses are not borne by Class Y shares.

Performance Information. From time to time, the Fund may quote its "total return" or "yield" for a specified period in advertisements, reports or other communications to shareholders. Total return and yield are computed separately for Class A, Class B and Class C shares. The Fund's total return for each such period is computed by finding, through the use of a formula prescribed by the SEC, the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of the investment at the end of the period. For purposes of computing total return, dividends and capital gains distributions paid on shares of the Fund are assumed to have been reinvested when paid and the maximum sales charges applicable to purchases of the Fund's shares are assumed to have been paid.

         Yield is a way of showing the rate of income the Fund earns on its investments as a percentage of the Fund's share price. The Fund's yield is calculated according to accounting methods that are standardized by the SEC for all stock and bond funds. Because yield accounting methods differ from the method used for other accounting purposes, the Fund's yield may not equal its distribution rate, the income paid to your account or the net investment income reported in the Fund's financial statements. To calculate yield, the Fund takes the interest and dividend income it earned from its portfolio of investments (as defined by the SEC formula) for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the 30-day period. This yield does not reflect gains or losses from selling securities.

         Performance data may be included in any advertisement or sales literature of the Fund. These advertisements may quote performance rankings or ratings of the Fund by financial publications or independent organizations such as Lipper Analytical Services, Inc., and Morningstar, Inc. or compare the Fund's performance to various indices. The Fund may also advertise in items of sales literature an "actual distribution rate" which is computed by dividing the total ordinary income distributed (which may include the excess of short-term capital gains over losses) to shareholders for the latest twelve-month period by the maximum public offering price per share on the last day of the period. Investors should be aware that past performance may not be indicative of future results.

         In marketing the Fund's shares, information may be provided that is designed to help individuals understand their investment goals and explore various financial strategies. Such information may include publications describing general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; a questionnaire designed to help create a personal financial profile; and an action plan offering investment alternatives. The information provided to investors may also include discussions of other Evergreen funds, products, and services, which may include: retirement investing; brokerage products and services; the effects of periodic investment plans and dollar cost averaging; saving for college; and charitable giving. In addition, the information provided to investors may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques. The materials may also reprint, and use as advertising and sales literature, articles from Evergreen Events, a quarterly magazine provided free of charge to Evergreen fund shareholders.

Additional Information. This Prospectus and the SAI, which has been incorporated by reference herein, do not contain all the information set forth in the Registration Statement filed by the Trust with the SEC under the Securities Act of 1933, as amended. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.

Investment Adviser

Keystone Investment Management Company, 200 Berkeley Street, Boston, Massachusetts 02116-5034

Custodian

State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827

Transfer Agent

Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121

Legal Counsel

Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036

Independent Auditors

KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110

Distributor

Evergreen Distributor, Inc., 125 W. 55th Street, New York, New York 10019

                         EVERGREEN DOMESTIC EQUITY FUNDS
                   200 BERKELEY STREET, BOSTON, MASSACHUSETTS
                                 (800) 343-2898




                    STATEMENT OF ADDITIONAL INFORMATION DATED
                NOVEMBER __, 1997 FOR THE FOLLOWING SERIES OF THE
                      EVERGREEN EQUITY TRUST (THE "TRUST"):

                       EVERGREEN SMALL COMPANY GROWTH FUND
                                  (THE "FUND")





         This statement of additional information ("SAI") provides additional information about all classes of shares of the Fund. It is not a prospectus and you should read it in conjunction with the prospectuses of the Fund dated ________, 1997, as supplemented from time to time. You may obtain a copy of the prospectuses from the Fund's distributor, Evergreen Distributor, Inc.

22172
                                                             1

                                TABLE OF CONTENTS



INVESTMENT POLICIES........................................................3
         Investment Restrictions And Guidelines............................8

MANAGEMENT OF THE TRUST...................................................10
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.......................12
INVESTMENT ADVISORY AND OTHER SERVICES....................................12
         Investment Advisory Services.....................................12

         Distribution Plans...............................................13

         Additional Service Providers.....................................14

BROKERAGE ALLOCATION AND OTHER PRACTICES..................................15
         Selection of Brokers.............................................15

         Brokerage Commissions............................................15

         General Brokerage Policies.......................................15

ORGANIZATION..............................................................15
         Form of Organization.............................................15

         Description of Shares............................................15

         Voting Rights....................................................16

         Limitation of Trustees' Liability................................16

PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED..............16
         How the Fund Offers Shares to the Public.........................16

         Sales Charge Waivers or Reductions...............................18

         Exchanges........................................................19

         How The Fund Values its Shares...................................20

         Shareholder Services.............................................20

PRINCIPAL UNDERWRITER.....................................................21
ADDITIONAL TAX INFORMATION................................................22





CALCULATION OF PERFORMANCE DATA...........................................21
ADDITIONAL INFORMATION....................................................22
         Other Information................................................22

FINANCIAL STATEMENTS......................................................22
APPENDIX A................................................................23




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                                                             2

                               INVESTMENT POLICIES


SECURITIES AND INVESTMENT PRACTICES

         The investment objective of the Fund and a description of the securities in which the Fund may invest are set forth in the Fund's prospectuses. The following expands upon the discussion in the prospectuses regarding certain investments of the Fund.



U.S GOVERNMENT OBLIGATIONS

         The types of U.S.  government  obligations in which the Fund may invest
generally   include   obligations   that  the  U.S.   government   agencies   or
instrumentalities issued or guaranteed.

         These securities are backed by:

       (1) the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

       (2) the credit of the agency or instrumentality issuing the obligations. Examples of agencies and instrumentalities that may not always receive financial support from the U.S. government are:

              (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

              (ii) Farmers Home Administration;

             (iii) Federal Home Loan Banks;

              (iv) Federal Home Loan Mortgage Corporation;

              (v)  Federal National Mortgage Association; and

              (vi) Student Loan Marketing Association.



        GNMA  SECURITIES

        The Fund may invest in securities issued by the Government National Mortgage Association ("GNMA"), a wholly-owned U.S. government corporation, which guarantees the timely payment of principal and interest, but not premiums paid to purchase these instruments. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans. GNMA certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular GNMA pool. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages.

        Although GNMA certificates may offer yields higher than those available from other types of U.S. government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of a GNMA certificate likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

22172
                                                             3

RESTRICTED AND ILLIQUID SECURITIES

        Pursuant to Rule 144A under the  Securities  Act of 1933 ("Rule  144A"), the  Board  of  Trustees  of the  Trust  determines  the  liquidity  of  certain restricted securities Rule 144A is a non-exclusive, safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. Rule 144A provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. Rule 144A was expected to further enhance the liquidity of the secondary market for securities eligible for sale under Rule 144A. In determining the liquidity of certain restricted securities the Trustees consider: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades.



WHEN-ISSUED, DELAYED-DELIVERY AND FORWARD COMMITMENT TRANSACTIONS

         The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. These transactions involve the purchase of debt obligations with delivery and payment normally taking place within a month or more after the date of commitment to purchase. The Fund will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment.

          Segregated accounts will be established with the custodian, and the Fund will maintain liquid assets in an amount at least equal in value to its commitments to purchase when-issued securities. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

         Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.

         The Fund uses when-issued, delayed-delivery and forward commitment transactions to secure what it considers to be an advantageous price and yield at the time of purchase. When the Fund engages in when- issued, delayed-delivery and forward commitment transactions, it relies on the buyer or seller, as the case may be, to consummate the sale. If the buyer or seller fails to complete the sale, then the Fund may miss the opportunity to obtain the security at a favorable price or yield.

         Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has deposited in a segregated account. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.



LOANS OF SECURITIES

         To generate income and offset expenses, the Fund may lend portfolio securities to broker-dealers and other financial institutions. Loans of securities by the Fund may not exceed 30% of the value of its total assets. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Gains or losses in the market value of a security lent will affect the Fund and its shareholders.

22166
                                                             4

         When the Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.

         Although voting rights attendant to securities lent pass to the borrower, the Fund may call such loans at any time and may vote the securities if it believes a material event affecting the investment is to occur. The Fund may experience a delay in receiving additional collateral or in recovering the securities lent or may even suffer a loss of rights in the collateral should the borrower of the securities fail financially. The Fund may only make loans to borrowers deemed to be of good standing, under standards approved by the Board of Trustees, when the income to be earned from the loan justifies the attendant risks.



REPURCHASE AGREEMENTS

         The Fund may enter into repurchase agreements with entities that are registered as U.S. government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by the Fund's investment adviser (as hereinafter defined) to be creditworthy. In a repurchase agreement, the Fund obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or recognized securities dealer) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund's Investment Adviser believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment adviser to be creditworthy pursuant to guidelines established by the Board of Trustees.



REVERSE REPURCHASE AGREEMENTS

         As described herein, the Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.



22166
                                                             5

FINANCIAL FUTURES CONTRACTS

         The Fund may enter into financial futures contracts as a hedge against decreases or increases in the value of securities it holds or intends to acquire.



OPTIONS

         The Fund may buy or sell (i.e., write) put and call options on securities it holds or intends to acquire. The Fund may also buy and sell options on financial futures contracts. The Fund will use options as a hedge against decreases or increases in the value of securities it holds or intends to acquire. The Fund may purchase put and call options for the purpose of offsetting previously written put and call options of the same series.

         The Fund may write only covered options. With regard to a call option, this means that the Fund will own, for the life of the option, the securities subject to the call option. The Fund will cover put options by holding, in a segregated account, liquid assets having a value equal to or greater than the price of securities subject to the put option. If the Fund is unable to effect a closing purchase transaction with respect to the covered options it has sold, it will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised.

         The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.



"MARGIN" IN FUTURES TRANSACTIONS

         Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

          A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day, the Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

         The Fund may not buy or sell futures contracts or related options if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets.



FOREIGN SECURITIES

         The Fund may invest in foreign securities or U.S. securities traded in foreign markets. Permissible investments may consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit, and investments in Canadian commercial paper, foreign securities and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments,

22166
                                                             6
the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.



FOREIGN CURRENCY TRANSACTIONS

         As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the Adviser's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.



INVESTMENT RESTRICTIONS AND GUIDELINES



FUNDAMENTAL POLICIES

         The Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act"). Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.



         DIVERSIFICATION

         The Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.



         CONCENTRATION

         The Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in a particular industry. This restriction does not apply to securities that are issued or guaranteed by the United States government or its agencies or instrumentalities.



22166
                                                             7

         ISSUING SENIOR SECURITIES

         Except as permitted under the 1940 Act, the Fund may not issue senior securities.



         BORROWING

         The Fund may not borrow money, except to the extent permitted by applicable law and the guidelines set forth in the Fund's prospectuses and SAI, as they may be amended from time to time.



         UNDERWRITING SECURITIES ISSUED BY OTHER PERSONS

         The Fund may not underwrite securities issued by other persons, except insofar as the Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.



         REAL ESTATE

         The Fund may not buy or sell real estate, except that, to the extent permitted by law, the Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by companies that invest in real estate.



         COMMODITIES

         The Fund may not purchase or sell physical commodities or contracts on commodities, except that the Fund may engage in financial futures contacts and related options and currency contracts and related options on such contracts and may otherwise do so in accordance with applicable law and the Fund's prospectus and SAI, and without registering as a commodity pool operator under the Commodity Exchange Act.



         LOANS TO OTHER PERSONS

         The Fund may lend its portfolio securities to the extent permitted by applicable law and the guidelines set forth in its current prospectuses and SAI. Otherwise, the Fund may not make loans to other persons. The Fund does not consider the acquistion of investment instruments in accordance with the Fund's prospectuses and SAI to be the making of a loan.



GUIDELINES



         Unlike the Fundamental Policies above, the following guidelines may be changed by each the Trust's Board of Trustees without shareholder approval.



         BORROWINGS

         The Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. The Fund may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. The Fund may not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights (as defined in the 1940 Act) or enter into reverse repurchase agreements, in amounts up to 33 1/3 % of its total assets (including the amount borrowed). The Fund may borrow up to an additional 5% of its total assets for temporary purposes.

22166
                                                             8

         ILLIQUID SECURITIES

         The Fund may not invest more than 15% of its net assets in securities that are Illiquid. A security is Illiquid when the fund may not dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.



         INVESTMENT IN OTHER INVESTMENT COMPANIES

         The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting stock of another investment company, (2) invest more than 5% of its assets in any single investment compnay, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund.



         SHORT SALES

         The Fund may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.




                             MANAGEMENT OF THE TRUST


         Set forth below are the Trustees and officers of the Trust and their principal occupations and some of their affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen Fund complex, other than Evergreen Variable Trust of which Messrs. Howell, Salton and Scofield are the only Trustees.


NAME AND DATE OF BIRTH               POSITION WITH TRUST             PRINCIPAL OCCUPATIONS FOR LAST FIVE YEARS
-------------------------------      --------------------------      -------------------------------------------------------------
Laurence B. Ashkin                   Trustee                         Real estate developer and construction consultant;
(DOB: 2/2/28)                                                        President of Centrum Equities and Centrum
                                                                     Properties, Inc.

Charles A. Austin III                Trustee                         Investment Counselor to Appleton Partners, Inc.;
(DOB: 10/23/34)                                                      former Managing Director, Seaward Management
                                                                     Corporation (investment advice).

K. Dun Gifford                       Trustee                         Trustee, Treasurer and Chairman of the Finance
(DOB: 10/12/38)                                                      Committee, Cambridge College; Chairman Emeritus
                                                                     and Director, American Institute of Food and
                                                                     Wine; Chairman and President, Oldways Preservation
                                                                     and Exchange  Trust (education); former Chairman of
                                                                     the  Board,  Director, and Executive Vice President,
                                                                     The  London Harness Company; former Managing Partner,
                                                                     Roscommon Capital Corp.; former Chief Executive Officer,
                                                                     Gifford Gifts of Fine Foods; former Chairman, Gifford,
                                                                     Drescher  & Associates (environmental consulting); former
                                                                     Director, Keystone  Investments,  Inc.

James S. Howell                      Chairman of the                 Former Chairman of the Distribution Foundation for
(DOB: 8/13/24)                       Board of  Trustees              the Carolinas; former Vice President of Lance Inc.
                                                                     (food manufacturing).


22159
                                                            11




NAME AND DATE OF BIRTH               POSITION WITH TRUST             PRINCIPAL OCCUPATIONS FOR LAST FIVE YEARS
-------------------------------      --------------------------      -------------------------------------------------------------
Leroy Keith, Jr.                     Trustee                         Director of Phoenis Total Return Fund and Equifax,
                                                                     Inc.; Trustee of Phoenix Series Fund, Phoenix
(DOB: 2/14/39)                                                       Multi-Portfolio Fund, and The Phoenix Big Edge
                                                                     Series Fund; and former President, Morehouse
                                                                     College.

Gerald M. McDonnell                  Trustee                         Sales Representative with Nucor-Yamoto, Inc.
(DOB: 7/14/39)                                                       (steel producer).

Thomas  L. McVerry                   Trustee                         Former Vice President and Director of Rexham
(DOB: 8/2/39)                                                        Corporation; and former Director of Carolina
                                                                     Cooperative Federal Credit Union.

*William Walt  Pettit                Trustee                         Partner in the law firm of Holcomb and Pettit, P.A.
(DOB: 8/26/55)

David M. Richardson                  Trustee                         Vice Chair and former Executive Vice President,
(DOB: 9/14/41)                                                       DHR International, Inc. (executive recruitment);
                                                                     former Senior Vice President, Boyden International
                                                                     Inc. (executive recruitment); and Director,
                                                                     Commerce and Industry Association of New
                                                                     Jersey, 411 International, Inc., and J&M Cumming
                                                                     Paper Co.

Russell A. Salton, III MD            Trustee                         Medical Director, U.S. Health Care/Aetna Health
(DOB: 6/2/47)                                                        Services; and former Managed Health Care
                                                                     Consultant; former President, Primary Physician
                                                                     Care.

Michael S. Scofield                  Trustee                         Attorney, Law Offices of Michael S. Scofield.
(DOB: 2/20/43)

Richard J. Shima                     Trustee                         Chairman, Environmental Warranty, Inc. (insurance
(DOB: 8/11/39)                                                       agency); Executive Consultant, Drake Beam Morin,
                                                                     Inc.  (executive outplacement); Director of Connecticut
                                                                     Natural Gas Corporation, Hartford Hospital, Old State
                                                                     House Association, Middlesex Mutual Assurance Company,
                                                                     and Enhance Financial Services, Inc.; Chairman, Board of
                                                                     Trustees, Hartford Graduate Center; Trustee, Greater
                                                                     Hartford YMCA; former Director, Vice  Chairman and Chief
                                                                     Investment Officer, The Travelers Corporation; former
                                                                     Trustee, Kingswood-Oxford School; and former
                                                                     Managing Director and Consultant, Russell Miller,  Inc.

John J. Pileggi                      President and                   Senior Managing Director, Furman Selz LLC since
                                     Treasurer                       1992; Managing Director from 1984 to 1992;
                                                                     Consultant  to BISYS Fund Services since 1996;
                                                                     230 Park Avenue, Suite 910, New York, NY.


22159
                                                            12




NAME AND DATE OF BIRTH               POSITION WITH TRUST             PRINCIPAL OCCUPATIONS FOR LAST FIVE YEARS
-------------------------------      --------------------------      -------------------------------------------------------------
George O. Martinez                   Secretary                       Senior Vice President and Director of
                                                                     Administration and Regulatory Services, BISYS
                                                                     Fund Services; Vice President/Assistant General
                                                                     Counsel, Alliance Capital Management from 1988
                                                                     to 1995; 3435 Stelzer Road, Columbus, Ohio.


         *This Trustee may be considered an interested Trustee within the meaning of the 1940 Act.

         The officers of the Trust are all officers and/or employees of BISYS Fund Services ("BISYS"), except for Mr. Pileggi, who is a consultant to BISYS. For more information on BISYS, see "Sub-Administrator" below.

         Listed below are the Trustees of the Trust who received more than $60,000 in aggregate compensation from the Evergreen mutual fund complex during the fiscal period May 1, 1996 through April 30, 1997. The table also lists the aggregate compensation received by each such Trustees.


                               Aggregate Compensation Received From Evergreen
Trustee                        Mutual Fund Complex
-----------------------------  -----------------------------------------------
James. S. Howell               $76,875
Russell A. Salton, III MD      $71,325
Michael S. Scofield            $71,325




               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


         As of the date of this SAI, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding Class A, Class B, Class C or Class Y shares of the Fund. As of the same date, no person, to the Fund's knowledge, owned beneficially or of record more than 5% of a class of the Fund's outstanding shares.



22166
                                                            11

                     INVESTMENT ADVISORY AND OTHER SERVICES


INVESTMENT ADVISORY SERVICES



         INVESTMENT ADVISER

         The investment adviser to the Fund (the "Adviser") is KEYSTONE INVESTMENT MANAGEMENT COMPANY, 200 Berkeley Street, Boston, Massachusetts 02116. The Adviser is a subsidiary of First Union Corporation, which is a bank holding company headquartered at 301 South College Street, Charlotte North Carolina 28288. First Union Corporation and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States.

         The Fund pays the Adviser a fee for its services at the annual rate set forth below:

                                       Aggregate Net
                                      Asset Value of
Management Fee                           Fund Shares
----------------------------------------------------

0.70% of the first                $100,000,000, plus
0.65% of the next                 $100,000,000, plus
0.60% of the next                 $100,000,000, plus
0.55% of the next                 $100,000,000, plus
0.50% of the next                 $100,000,000, plus
0.45% of the next                 $500,000,000, plus
0.40% of the next                 $500,000,000, plus
0.35% of amounts over             $1,500,000,000



Keystone's fee is computed as of the close of business each business day and payable monthly.



INVESTMENT ADVISORY CONTRACTS

         On behalf of the Fund, the Trust has entered into an investment advisory agreement with each Adviser (the "Advisory Agreements") . Under the
Advisory Agreements, and subject to the supervision of the Trust's Board of Trustees, the Adviser furnishes to the Fund investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The Adviser pays for all of the expenses incurred in connection with the provision of its services. The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the Adviser, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) costs and expenses under the
Distribution Plan (as applicable) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the Securities and Exchange Commission or under state or other securities laws;
(11) expenses of preparing, printing and mailing prospectuses, statements of additional information, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees of the Trust on matters relating to the Fund; (14) charges and expenses of filing annual and other

22166
                                                            12
reports with the Securities and Exchange Commission and other authorities; and all extraordinary charges and expenses of the Fund.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees (Trustees who are not interested persons of the Trust, as defined in the 1940 Act) cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.


GENERAL

         The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of First Union Corporation is an investment adviser. The Rule 17a-7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of First Union Corporation is an investment adviser. The Fund may engage in such transactions if they are equitable to each participant and consistent with each participant's investment objective.


DISTRIBUTION PLANS AND AGREEMENTS

         Distribution fees are accrued daily and paid monthly on Class A, Class B and Class C shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B shares and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, and, in the case of Class C shares, without the assessment of a contingent deferred sales charge after the first year following the month of purchase, while at the same time permitting the Distributor to compensate broker-dealers in connection with the sale of such shares. In this regard, the purpose and function of the combined contingent deferred sales charge and distribution services fee on the Class B shares and the Class C shares are the same as those of the front-end sales charge and distribution fee with respect to the Class A shares in that in each case the sales charge and/or distribution fee provide for the financing of the distribution of the Fund's shares.

         Under the Rule 12b-1 Distribution Plans that have been adopted by each Fund with respect to each of its Class A, Class B and Class C shares (each a "Plan" and collectively, the "Plans"), the Treasurer of each Fund reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the disinterested Trustees are committed to the discretion of such disinterested Trustees then in office.

         Each Adviser may from time to time and from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to the Distributor; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         Each Plan and Distribution Agreement will continue in effect for successive twelve-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of each Trust or by vote of the holders of a majority of the outstanding voting securities of that Class and, in either case, by a majority of the Independent Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreement related thereto.

         The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B and Class C shares. The

22166
                                                            13

Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to each Fund and holders of Class A, Class B and Class C shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B and Class C shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B and Class C shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B and Class C shares.

         In the event that a Plan or Distribution Agreement is terminated or not continued with respect to one or more Classes of a Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to that Class or Classes, and (ii) the Fund would not be obligated to pay the Distributor for any amounts expended under the Distribution Agreement not previously recovered by the Distributor from distribution services fees in respect of shares of such Class or Classes through deferred sales charges.

         All material amendments to any Plan or Distribution Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by Class, and in either case, by a majority of the disinterested Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular Class of shares of a Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the Class affected. Any Plan, Shareholder Services Plan or Distribution Agreement may be terminated (i) by a Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by Class or by a majority vote of the disinterested Trustees, or (ii) by the Distributor. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to the Distributor. Any Distribution Agreement will terminate automatically in the event of its assignment.



ADDITIONAL SERVICE PROVIDERS



ADMINISTRATOR

         Evergreen Investment Services, Inc. ("EIS") serves as administrator to the Fund, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Fund with facilities, equipment and personnel and is entitled to receiive a fee based on the aggregate average daily net assets of the Fund based on the total assets of all mutual funds advised by First Union Corporation subsidiaries. The fee paid to EIS is calculated in accordance with the following schedule: 0.50% on the first $7 billion; 0.035% on the next $3 billion; 0.030% on the next $5 billion; 0.020% on the next $10 billion; 0.015% on the next $5 bilion and 0.010% on assets in excess of $30 billion.



SUB-ADMINISTRATOR

         BISYS provides such personnel and certain administrative services to the Fund pursuant to a sub- administrator agreement. For its services under that agreement, BISYS receives a fee based on the aggregate average daily net assets of the Fund at a rate based on the total assets of all mutual funds administered by EIS for which subsidiaries of First Union Corporation also serve as investment adviser. The sub-administrator fee is calculated in accordance with the following schedule: 0.0100% on the first $7 billion; 0.0075% on the next $3 billion; 0.0050% on the next $15 billion; 0.0040% on assets in excess of $25 billion. BISYS is an affiliate of Evergreen Distributor, Inc., the distributor of the Fund.

22166
                                                            14

TRANSFER AGENT

         Evergreen Service Company, a subsidiary of First Union Corporation, is the Fund's transfer agent. Under an agreement with the Fund, the transfer agent issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. The transfer agent's address is 200 Berkeley Street, Boston, Massachusetts 02116.



INDEPENDENT AUDITORS

         KPMG Peat Marwick LLP audits the Fund's financial statements. The auditor's address is 99 High Street, Boston, Massachusetts 02110.



CUSTODIAN

         State Street Bank and Trust Company is the Fund's custodian. Under an agreement with the Fund, the bank keeps custody of the Fund's securities and cash and performs other related duties. The custodian's address is 225 Franklin Street, Boston, Massachusetts 02110.



LEGAL COUNSEL

         Sullivan Worcester LLP provides legal advice to the Fund. Its address is 1025 Connecticut Avenue, N.W., Washington, D.C. 20036



                    BROKERAGE ALLOCATION AND OTHER PRACTICES


BROKERAGE COMMISSIONS

         Generally, the Fund expects to purchase and sell its securities through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's markdown. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.



SELECTION OF BROKERS

         In effecting transactions in portfolio securities for the Fund, the Adviser seeks the best execution of orders at the most favorable prices. The Adviser determines whether a broker has provided the Fund with best execution and price in the execution of a securities transaction by evaluating, among other things:

         1.       overall direct net economic result to the Fund,
         2.       the efficiency with which they effect the transaction,
         3. the broker's ability to effect the transaction where a large block is involved,
         4. the broker's readiness to execute potentially difficult transactions in the future,
         5.       the financial strength and stability of the broker, and
         6. the receipt of research services, such as analyses and reports concerning issuers, industries, securities, economic factors and trends and other statistical and factual information ("research services").

         The Fund's management weighs these considerations in determining the overall reasonableness of the brokerage commissions paid.

22166
                                                            15

         The Fund considers the receipt of research services by the Fund or the Adviser to be in addition to, and not instead of, the services the Adviser is required to perform under the Advisory Agreement. The Adviser believes that it cannot determine or practically allocate the cost, value and specific application of such research services between the Fund and its other clients, who may indirectly benefit from the availability of such services. Similarly, the Fund may indirectly benefit from information made available from transactions effected for the Adviser's other clients. The Advisory Agreement also permits the Adviser to pay higher brokerage commissions for brokerage and research services in accordance with Section 28(e) of the Securities Exchange Act of 1934; if the Adviser does so on a basis that is fair and equitable to the Fund.

         Neither the Fund nor the Adviser intends on placing securities transactions with any particular broker-dealer. The Fund's Board of Trustees has determined, however, that the Fund may consider sales of Fund shares when selecting of broker-dealers to execute portfolio transactions, subject to the requirements of best execution described above.



GENERAL BROKERAGE POLICIES

         The Adviser makes investment decisions for the Fund independently from those of its other clients. It may frequently develop, however, that the Adviser will make the same investment decision for more than one client. Simultaneous transactions are inevitable when the same security is suitable for the investment objective of more than one account. When two or more of its clients are engaged in the purchase or sale of the same security, the Adviser will allocate the transactions according to a formula that is equitable to each of its clients. Although, in some cases, this system could have a detrimental effect on the price or volume of the Fund's securities, the Fund believes that in other cases its ability to participate in volume transactions will produce better executions. In order to take advantage of the availability of lower purchase prices, the Fund may occasionally participate in group bidding for the direct purchase from an issuer of certain securities.

         The Board of Trustees periodically reviews the Fund's brokerage policy. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the Board of Trustees may change, modify or eliminate any of the foregoing practices.



                                  ORGANIZATION


FORM OF ORGANIZATION

         The Fund is a series of an open-end management investment company, known as "EVERGREEN EQUITY TRUST" (the "Trust"). The Trust was formed as a Delaware business trust on September 17, 1997 (the "Declaration of Trust"). A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part. This summary is qualified in its entirety by reference to the Declaration of Trust.



DESCRIPTION OF SHARES

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

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





VOTING RIGHTS

         The Trust does not hold annual shareholder meetings; the Trust may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, the Fund is prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect Trustees. If any matters are to be voted on by shareholders, each share owned as of the record date for the meeting would be entitled to one vote for each dollar of net asset value applicable to each share.



LIMITATION OF TRUSTEES' LIABILITY

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.



                   PURCHASE, REDEMPTION AND PRICING OF SHARES


HOW THE FUND OFFERS SHARES TO THE PUBLIC

         You may buy shares of the Fund through the Fund's Distributor, broker-dealers that have entered into special agreements with the Fund's distributor or certain other financial institutions. The Fund offers four classes of shares that differ primarily with respect to sales charges and distribution fees. Depending upon the class of shares, you will pay an initial sales charge when you buy the Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem the Fund's shares or no sales charges at all.



PURCHASE ALTERNATIVES



         CLASS A SHARES

         With certain exceptions, when you purchase Class A shares you will pay a maximum sales charge of 4.75%. (The prospectuses contain a complete table of applicable sales charges and a discussion of sales charge reductions or waivers that may apply to purchases.) If you purchase Class A shares in the amount of $1 million or more, without an initial sales charge, the Fund will charge a CDSC of 1.00% if you redeem during the month of your purchase and the 12-month period following the month of your purchase. See "Contingent Deferred Sales Charge" below.



         CLASS B SHARES

         The Fund offers Class B shares at net asset value (without a front-end load). With certain exceptions, however, the Fund will charge a CDSC on shares you redeem within 72 months after the month of your purchase. The Fund will charge CDSCs at the following rate:

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         REDEMPTION TIMING                                    CDSC RATE
         Month of purchase and the first twelve-month
              period following the month of purchase..............5.00%
         Second twelve-month
              period following the month of purchase..............4.00%
         Third twelve-month
              period following the month of purchase..............3.00%
         Fourth twelve-month
              period following the month of purchase..............3.00%
         Fifth twelve-month
              period following the month of purchase..............2.00%
         Sixth twelve-month
              period following the month of purchase..............1.00%
         Thereafter...............................................0.00%



Class B shares that have been outstanding for seven years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge. (Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to Evergreen Service Company ("ESC"), the Fund's transfer and dividend disbursing agent.)



         CLASS C SHARES

         Class C shares are available only through broker-dealers who have entered into special distribution agreements with the Distributor. The Fund offers Class C shares at net asset value (without an initial sales charge). With certain exceptions, however, the Fund will charge a CDSC of 1.00% on shares redeemed within 12-months after the month of purchase. See "Contingent Deferred Sales Charge" below.



         CLASS Y SHARES

         No CDSC is imposed on the redemption of Class Y shares. Class Y shares are not offered to the general public and are available only to (I) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by Evergreen Asset Management Corp. ("Evergreen Asset"), (2) certain institutional investors and (3) investment advisory clients of The Capital Management Group of First Union National Bank, Evergreen Asset Management Corp., Keystone Investment Management Company, or their affiliates. Class Y shares are offered at net asset value without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.



CONTINGENT DEFERRED SALES CHARGE

         The Fund charges a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sales of its shares (see "Distribution Plans"). If imposed, the Fund deducts the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, the Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the National Association of Securities Dealers, Inc. ("NASD"), paid to the Fund's Distributor or a predecessor distributor.




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                                                            18

SALES CHARGE WAIVERS OR REDUCTIONS



REDUCING CLASS A FRONT-END LOADS

         With a larger purchase, there are several ways that you can combine multiple purchases of Class A shares in Evergreen funds and take advantage of lower sales charges.



         COMBINED PURCHASES

         You can reduce your sales charge by combining purchases of Class A shares of multiple Evergreen funds. For example, if you invested $75,000 in each of two different Evergreen funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.75%).



         RIGHTS OF ACCUMULATION

         You can reduce your sales charge by adding the value of Class A shares of Evergreen funds you already own to the amount of your next Class A investment. For example, if you hold Class A shares valued at $99,999 and purchase an additional $5,000, the sales charge for the $5,000 purchase would be at the next lower sales charge of 3.75%, rather than 4.75%.



         LETTER OF INTENT

         You can, by completing the "Letter of Intent" section of the application, purchase Class A shares over a 13-month period and receive the same sales charge as if you had invested all the money at once. All purchases of Class A shares of an Evergreen fund during the period will qualify as Letter of Intent purchases.



SHARES THAT ARE NOT SUBJECT TO A SALES CHARGE OR CDSC



         WAIVER OF SALES CHARGES

         The Fund may sell their shares at net asset value without an initial sales charge to:

1.       purchasers of shares in the amount of $1 million or more;

2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 tax sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

3. institutional investors, which may include bank trust departments and registered investment advisers;

4. investment advisers, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

5. clients of investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisers or financial planners on the books of the broker-dealer through whom shares are purchased;

6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer;

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                                                            19

7. employees of FUNB, its affiliates, Evergreen Distributor, Inc., any broker-dealer with whom Evergreen Distributor, Inc. has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees;

8. certain Directors, Trustees, officers and employees of the Evergreen funds, the Distributor or their affiliates and to the immediate families of such persons; or

9. a bank or trust company in a single account in the name of such bank or trust company as trustee if the initial investment in any Evergreen Fund made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

         With respect to items 8 and 9 above, the Fund will sell shares to these parties only upon a purchaser's written assurance that the purchased are for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund. The Fund will not charge any CDSC on redemptions by such purchasers.



         WAIVER OF CDSCS

         The Fund does not impose a CDSC when the shares you are redeeming represent:

         1. an increase in the share value above the net cost of such shares;

         2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

         3. shares that are in the accounts of a shareholder who has died or become disabled;

         4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA");

         5. an automatic withdrawal from the ERISA plan of a shareholder who is a least 59 1/2 years old;

         6. shares in an account that we have closed because the account has an aggregate net asset value of less than $1,000;

         7. an automatic withdrawal under an Systematic Withdrawal Plan of up to 1.0% per month of your initial account balance;

         8. a withdrawal consisting of loan proceeds to a retirement plan participant;

         9. a financial hardship withdrawal made by a retirement plan participant;

         10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

         11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).



EXCHANGES

         Investors may exchange shares of the Fund for shares of the same class of any other Evergreen fund, as described under the section entitled "Exchanges" in the Fund's prospectus. Before you make an exchange, you should read the prospectus of the Evergreen fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.

         22166
                                                            20

HOW THE FUND VALUES ITS SHARES



HOW AND WHEN THE FUND CALCULATES ITS NET ASSET VALUE PER SHARE ("NAV")

         The Fund computes its net asset value once daily on Monday through Friday, as described in the Funds' prospectuses. The Fund will not compute its NAV on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The NAV per share of the Fund is calculated by dividing the value of the Fund's net assets attributable to that class by all of the shares issued for that class.



HOW THE FUND VALUES THE SECURITIES IT OWNS

         Current values for the Fund's portfolio securities are determined as follows:

         (1) Securities that are traded on a national securities exchange or the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

         (2) Securities traded in the over-the-counter market, other than on NMS, are valued at the mean of the bid and asked prices at the time of valuation.

         (3) Short-term investments maturing in more than sixty days for which market quotations are readily available are valued at current market value.

         (4) Short-term investments maturing in sixty days or less (including all master demand notes) are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market.

         (5) Short-term investments maturing in more than sixty days when purchased that are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market.

         (6) Securities, including restricted securities, for which complete quotations are not readily available; listed securities or those on NMS if, in the Fund's opinion, the last sales price does not reflect a current market value or if no sale occurred; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

         Foreign securities for which market quotations are not readily available are valued on the basis of valuations provided by a pricing service, approved by the Trust's Board of Trustees, which uses information with respect to transactions in such securities, quotations from broker-dealers, market transactions in comparable securities and various relationships between securities and yield to maturity in determining value.



SHAREHOLDER SERVICES

         As described in the prospectus, a shareholder may elect to receive their dividends and capital grains distributions in cash instead of shares. However, Evergreen Service Company, the Fund's transfer agent, will automatically convert a shareholder's distribution option so that the shareholder reinvests all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. The Fund will hold the returned distribution or redemption proceeds in a non interest-bearing account in the shareholder's name until the shareholder updates his/her address. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

         22166
                                                            21

                              PRINCIPAL UNDERWRITER


         Evergreen Distributor, Inc., 125 W. 55th Street, New York, New York 10019 is the principal underwriter for the Trust and with respect to each class of the Fund (the "Distributor"). The Trust has entered into a Principal
Underwriting Agreement ( "Underwriting Agreement") with the Distributor with respect to each class of the Fund. The Distributor is a subsidiary of The BISYS Group, Inc.

         The Distributor, as agent, has agreed to use its best efforts to find purchasers for the shares. The Distributor may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that the Distributor will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by the Distributor are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Trust, and the Trust reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Trust is not liable to anyone for failure to accept any order.

         The Distributor has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. The Distributor has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of the Distributor or any other person for whose acts the Distributor is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (1) by a vote of a majority of the Trust's Independent Trustees, and (2) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in the Distributor's judgment, it could benefit the sales of shares, the Distributor may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.



                           ADDITIONAL TAX INFORMATION


REQUIREMENTS FOR QUALIFICATION AS A REGISTERED INVESTMENT COMPANY

         Each Fund has qualified and intends to continue to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the
"Code"). (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a regulated investment company, a Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; (ii) derive less than 30% of its

22238
                                                            22
gross income from the sale or other disposition of securities, options, futures or forward contracts (other than those on foreign currencies), or foreign currencies (or options, futures or forward contracts thereon) that are not directly related to the RIC's principal business of investing in securities (or options and futures with respect thereto) held for less than three months; and
(iii) diversify its holdings so that, at the end of each quarter of its taxable year, (a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, a Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on a Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.



TAXES ON DIVIDENDS

         Distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of a Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net investment income plus net realized short-term capital gains, if any). The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income. The Fund anticipates that some of such dividends will qualify for the 70% dividends-received deduction for corporations. The Fund will inform shareholders of the amounts that so qualify. Short-term capital gains are not eligible for the dividends-received deduction.

         From time to time, the Fund will distribute the excess of its net long-term capital gains over its short-term capital loss to shareholders. For federal tax purposes, shareholders must include such distributions when calculating their long-term capital gains. Distributions of long-term capital gains are taxable to a shareholder, no matter how long the shareholder has held the shares.

         Distributions by The Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder must pay taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her Federal income tax return. Each shareholder should consult his or her own tax adviser to determine the state and local tax implications of Fund distributions.

         If more than 50% of the value of a Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and a Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount a Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on a Fund's investments. The shareholder will be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources,

22238
                                                            23

TAXES ON THE SALE OR EXCHANGE OF FUND SHARES

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Also, a shareholder must treat as long-term capital gains or losses any capital gains or losses on Fund shares held for more than one year. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanges and replaced within a sixty-one-day period beginning thirty days before and ending thirty days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares. Moreover, the Code will treat the shareholder's loss as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

         Shareholders who fail to furnish their taxpayer identification numbers to a Fund and to certify as to its correctness and certain other shareholders may be subject to a 31% federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisers about the applicability of the backup withholding provisions.



GENERAL

         The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisers regarding specific questions relating to federal, state and local tax consequences of investing in shares of a Fund. Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 31% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.



                         CALCULATION OF PERFORMANCE DATA


         Total return quotations for a class of shares of the Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods.

         Current yield quotations as they may appear, from time to time, in advertisements will consist of a quotation based on a 30-day period ended on the date of the most recent balance sheet of the Fund, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the base period.

         Any given yield or total return quotation should not be considered representative of the Fund's yield or total return for any future period.

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





                             ADDITIONAL INFORMATION


OTHER INFORMATION

         Except as otherwise stated in its prospectuses or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectuses without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectuses, SAI or in supplemental sales literature issued by such Fund or the Distributor, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectuses and SAI omit certain information contained in its registration statement. The Fund has filed this SAI with the Securities and Exchange Commission, and you may obtain a copy of the SAI by writing to the Securities and Exchange Commission's principal office in Washington, D.C. To obtain a copy of the SAI from the Securities and Exchange Commission, you will have to pay the fee prescribed by their rules and regulations.



                              FINANCIAL STATEMENTS


         The audited statement of assets and liabilities and the reports thereon of KPMG Peat Marwick LLP for the Fund will be filed by amendment.

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                                   APPENDIX A
                       COMMON AND PREFERRED STOCK RATINGS



A.       S&P'S EARNINGS AND DIVIDEND RANKINGS FOR COMMON STOCKS



         Because the investment process involves assessment of various factors, such as product and industry position, corporate resources, and financial policy, with results that make some common stocks more highly esteemed than others, Standard & Poor's Corporation ("S&P") believes that earnings and dividend performance is the end result of the interplay of these factors and that, over the long run, the record of this performance has a considerable bearing on relative quality. S&P rankings, however, do not reflect all of the factors, tangible or intangible, that bear on stock quality.



         Growth and stability of earnings and dividends are deemed key elements in establishing S&P earnings and dividend rankings for common stocks, which capsulize the nature of this record in a single symbol.



         S&P has established a computerized scoring system based on per share earnings and dividend records of the most recent ten years, a period deemed long enough to measure a company's performance under varying economic conditions. S&P measures growth, stability within the trend line, and cyclicality. The ranking system also makes allowances for company size, since large companies have certain inherent advantages over small ones. From these, scores for earnings and dividends are determined.



         The final score for each stock is measured against a scoring matrix determined by analysis of the scores of a large and representative sample which is reviewed and sometimes modified with the following ladder of rankings:



A+       Highest             B+       Average          C       Lowest

A        High                B        Below Average    D       In Reorganization

A-       Above Average       B-       Lower



         S&P believes its rankings are not a forecast of future market price performance, but are basically an appraisal of past performance of earnings and dividends, and relative current standing.



B.       MOODY'S COMMON STOCK RANKINGS



         Moody's Investor Service ("Moody's") presents a concise statement of the important characteristics of a company and an evaluation of the grade (quality) of its common stock. Data presented includes: (a) capsule stock information which reveals short and long term growth and yield afforded by the indicated dividend, based on a recent price; (b) a long term price chart which shows patterns of monthly stock price movements and monthly trading volumes; (c) a breakdown of a company's capital account which aids in determining the degree of conservatism or financial leverage in a company's balance sheet; (d) interim earnings for the current year to date, plus three previous years; (e) dividend information; (f) company background; (g) recent corporate developments; (h) prospects for a company in the immediate future and the next few years; and (i) a ten year comparative statistical analysis.

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                                                            26

         This information provides investors with information on what a company does, how it has performed in the past, how it is performing currently, and what its future performance prospects appear to be.



         These characteristics are then evaluated and result in a grading, or indication of quality. The grade is based on an analysis of each company's financial strength, stability of earnings, and record of dividend payments. Other considerations include conservativeness of capitalization, depth and caliber of management, accounting practices, technological capabilities, and industry position. Evaluation is represented by the following grades:



         (1)      High Grade

         (2)      Investment Grade

         (3)      Medium Grade

         (4)      Speculative Grade



C.       MOODY'S PREFERRED STOCK RATINGS



         Preferred stock ratings and their definitions are as follows:



         1. AAA: An issue that is rated AAA is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.



         2. AA: An issue that is rated AA is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.



         3. A: An issue that is rated A is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the AAA and AA classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.



         4. BAA: An issue that is rated BAA is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.



         5. BA: An issue that is rated BA is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.



         6. B: An issue that is rated B generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.



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                                                            27

         7. CAA: An issue that is rated CAA is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.



         8. CA: An issue that is rated CA is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.



         9. C: This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.



         Moody's applies numerical modifiers 1, 2 and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


                             CORPORATE BOND RATINGS



A.       S&P CORPORATE BOND RATINGS



         An S&P corporate bond rating is a current assessment of the creditworthiness of an obligor, including obligors outside the United States, with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. Ratings of foreign obligors do not take into account currency exchange and related uncertainties. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable.



         The  ratings  are  based,   in  varying   degrees,   on  the  following
considerations:



         a. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;



         b. Nature of and provisions of the obligation; and



         c. Protection afforded by and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.



         PLUS (+) OR MINUS (-): To provide more detailed indications of credit quality, ratings from AA to A may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.



         Bond ratings are as follows:



22238
                                                            28

         1. AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.



         2. AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.



         3. A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.



         4. BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.



         5. BB, B, CCC, CC AND C - Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.



B.       MOODY'S CORPORATE BOND RATINGS



         Moody's ratings are as follows:



         1. AAA - Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.



         2. AA - Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in AAA securities.



         3. A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.



         4. BAA - Bonds which are rated BAA are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great

22238
                                                            29
length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.



         5. BA - Bonds which are rated BA are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.



         6. B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.



         Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from AA through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


22238

                  EVERGREEN SPECIALTY GROWTH AND BALANCED FUNDS
                   200 BERKELEY STREET, BOSTON, MASSACHUSETTS
                                 (800) 343-2898




                    STATEMENT OF ADDITIONAL INFORMATION DATED
                NOVEMBER __, 1997 FOR THE FOLLOWING SERIES OF THE
                      EVERGREEN EQUITY TRUST (THE "TRUST"):

                             EVERGREEN BALANCED FUND
                                  (THE "FUND")





         This statement of additional information ("SAI") provides additional information about all classes of shares of the Fund. It is not a prospectus and you should read it in conjunction with the prospectus of the Fund dated ________, 1997, as supplemented from time to time. You may obtain a copy of the prospectus from the Fund's distributor, Evergreen Distributor, Inc.

22171
                                                             1

                                TABLE OF CONTENTS





INVESTMENT POLICIES......................................................3

         Investment Restrictions And Guidelines .........................8



MANAGEMENT OF THE TRUST.................................................10



CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.....................12



INVESTMENT ADVISORY AND OTHER SERVICES..................................12

         Investment Advisory Services...................................12

         Distribution Plans.............................................13

         Additional Service Providers...................................14



BROKERAGE ALLOCATION AND OTHER PRACTICES................................15

         Selection of Brokers...........................................15

         Brokerage Commissions..........................................15

         General Brokerage Policies.....................................15



ORGANIZATION............................................................15

         Form of Organization...........................................15

         Description of Shares..........................................15

         Voting Rights..................................................16

         Limitation of Trustees' Liability..............................16



PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED............16

         How the Fund Offers Shares to the Public.......................16

         Sales Charge Waivers or Reductions.............................18

         Exchanges......................................................19

         How The Fund Values its Shares.................................20

         Shareholder Services...........................................20



PRINCIPAL UNDERWRITER...................................................21



ADDITIONAL TAX INFORMATION. . . . . . . . . . . . . . . . . . . . .. .  21

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





CALCULATION OF PERFORMANCE DATA........................................21



ADDITIONAL INFORMATION.................................................22

         Other Information.............................................22



FINANCIAL STATEMENTS...................................................22



APPENDIX A............................................................A-1





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                                                             3

                               INVESTMENT POLICIES



SECURITIES AND INVESTMENT PRACTICES

         The investment objective of the Fund and a description of the securities in which the Fund may invest are set forth in the Fund's prospectuses. The following expands upon the discussion in the prospectuses regarding certain investments of the Fund.


U.S GOVERNMENT OBLIGATIONS

         The types of U.S.  government  obligations in which the Fund may invest
generally   include   obligations   that  the  U.S.   government   agencies   or
instrumentalities issued or guaranteed.

         These securities are backed by:

       (1) the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

       (2) the credit of the agency or instrumentality issuing the obligations. Examples of agencies and instrumentalities that may not always receive financial support from the U.S. Government are:

               (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

              (ii)  Farmers Home Administration;

             (iii)  Federal Home Loan Banks;

              (iv)  Federal Home Loan Mortgage Corporation;

               (v)  Federal National Mortgage Association;

              (vi)  Government National Mortgage Association; and

             (vii)  Student Loan Marketing Association



        GNMA  SECURITIES

        The Fund may invest in securities issued by the Government National Mortgage Association ("GNMA"), a wholly-owned U.S. government corporation, which guarantees the timely payment of principal and interest, but not premiums paid to purchase these instruments. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans. GNMA certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular GNMA pool. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages.

        Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest

22171
                                                             4
rates decline, the value of a GNMA certificate likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.



RESTRICTED AND ILLIQUID SECURITIES

        Pursuant to Rule 144A under the  Securities  Act of 1933 ("Rule  144A"), the  Board  of  Trustees  of the  Trust  determines  the  liquidity  of  certain restricted securities Rule 144A is a non-exclusive, safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. Rule 144A provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. Rule 144A was expected to further enhance the liquidity of the secondary market for securities eligible for sale under Rule 144A. In determining the liquidity of certain restricted securities the Trustees consider: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades.



WHEN-ISSUED, DELAYED-DELIVERY AND FORWARD COMMITMENT TRANSACTIONS

         The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. These transactions involve the purchase of debt obligations with delivery and payment normally taking place within a month or more after the date of commitment to purchase. The Fund will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment.

          Segregated accounts will be established with the custodian, and the Fund will maintain liquid assets in an amount at least equal in value to its commitments to purchase when-issued securities. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

         Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.

         The Fund uses when-issued, delayed-delivery and forward commitment transactions to secure what it considers to be an advantageous price and yield at the time of purchase. When the Fund engages in when- issued, delayed-delivery and forward commitment transactions, it relies on the buyer or seller, as the case may be, to consummate the sale. If the buyer or seller fails to complete the sale, then the Fund may miss the opportunity to obtain the security at a favorable price or yield.

         Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has deposited in a segregated account. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.



LOANS OF SECURITIES

         To generate  income and offset  expenses,  the Fund may lend  portfolio
securities  to  broker-dealers  and  other  financial  institutions.   Loans  of
securities by the Fund may not exceed 30% of the value of its total

22166
                                                             5
assets. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Gains or losses in the market value of a security lent will affect the Fund and its shareholders.

         When the Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.

         Although voting rights attendant to securities lent pass to the borrower, the Fund may call such loans at any time and may vote the securities if it believes a material event affecting the investment is to occur. The Fund may experience a delay in receiving additional collateral or in recovering the securities lent or may even suffer a loss of rights in the collateral should the borrower of the securities fail financially. The Fund may only make loans to borrowers deemed to be of good standing, under standards approved by the Board of Trustees, when the income to be earned from the loan justifies the attendant risks.



REPURCHASE AGREEMENTS

         The Fund may enter into repurchase agreements with entities that are registered as U.S. government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by the Fund's investment adviser (as hereinafter defined) to be creditworthy. In a repurchase agreement, the Fund obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or recognized securities dealer) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund's investment adviser believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment adviser to be creditworthy pursuant to guidelines established by the Board of Trustees.



REVERSE REPURCHASE AGREEMENTS

         As described herein, the Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

22166
                                                             6

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.



FINANCIAL FUTURES CONTRACTS

         The Fund may enter into financial futures contracts as a hedge against decreases or increases in the value of securities it holds or intends to acquire.



OPTIONS

         The Fund may buy or sell (i.e., write) put and call options on securities it holds or intends to acquire. The Fund may also buy and sell options on financial futures contracts. The Fund will use options as a hedge against decreases or increases in the value of securities it holds or intends to acquire. The Fund may purchase put and call options for the purpose of offsetting previously written put and call options of the same series.

         The Fund may write only covered options. With regard to a call option, this means that the Fund will own, for the life of the option, the securities subject to the call option. The Fund will cover put options by holding, in a segregated account, liquid assets having a value equal to or greater than the price of securities subject to the put option. If the Fund is unable to effect a closing purchase transaction with respect to the covered options it has sold, it will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised.

         The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.



"MARGIN" IN FUTURES TRANSACTIONS

         Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

          A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day, the Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

         The Fund may not buy or sell futures contracts or related options if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets.

FOREIGN SECURITIES

         The Fund may invest in foreign securities or U.S. securities traded in foreign markets. Permissible investments may consist of obligations of foreign branches of U.S. banks and of foreign banks, including

22166
                                                             7

European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit, and investments in Canadian commercial paper, foreign securities and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.



FOREIGN CURRENCY TRANSACTIONS

         As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the Adviser's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.



INVESTMENT RESTRICTIONS AND GUIDELINES



FUNDAMENTAL POLICIES

         The Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act"). Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.



         DIVERSIFICATION

         The Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.



         CONCENTRATION

22166
                                                             8

         The Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in a particular industry. This restriction does not apply to securities that are issued or guaranteed by the United States government or its agencies or instrumentalities.



         ISSUING SENIOR SECURITIES

         Except as permitted under the 1940 Act, the Fund may not issue senior securities.



         BORROWING

         The Fund may not borrow money, except to the extent permitted by applicable law and the guidelines set forth in the Fund's prospectus and SAI, as they may be amended from time to time.



         UNDERWRITING SECURITIES ISSUED BY OTHER PERSONS

         The Fund may not underwrite securities issued by other persons, except insofar as the Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.



         REAL ESTATE

         The Fund may not buy or sell real estate, except that, to the extent permitted by law, the Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by companies that invest in real estate.



         COMMODITIES

         The Fund may not purchase or sell physical commodities or contracts on commodities, except that the Fund may engage in financial futures contacts and related options and currency contracts and related options on such contracts and may otherwise do so in accordance with applicable law and the Fund's prospectuses and SAI, and without registering as a commodity pool operator under the Commodity Exchange Act.



         LOANS TO OTHER PERSONS

         The Fund may lend its portfolio securities to the extent permitted by applicable law and the guidelines set forth in its current prospectuses and SAI. Otherwise, the Fund may not make loans to other persons. The Fund does not consider the acquistion of investment instruments in accordance with the Fund's prospectuses and SAI to be the making of a loan.



GUIDELINES

         Unlike the Fundamental Policies above, the following guidelines may be changed by the Trust's Board of Trustees without shareholder approval.



         BORROWINGS

         The Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. The Fund may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. The Fund may not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights (as defined in the 1940 Act) or enter into reverse repurchase agreements, in amounts up to 33 1/3 % of its total assets (including the amount borrowed). The Fund may borrow up to an additional 5% of its total assets for temporary purposes.

22166
                                                             9

         ILLIQUID SECURITIES

         The Fund may not invest more than 15% of its net assets in securities that are Illiquid. A security is Illiquid when the Fund may not dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.



         INVESTMENT IN OTHER INVESTMENT COMPANIES

         The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting stock of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund.



         SHORT SALES

         The Fund may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.



                             MANAGEMENT OF THE TRUST



         Set forth below are the Trustees and officers of the Trust and their principal occupations and some of their affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen Fund complex other than Evergreen Variable Trust of which Messrs. Howell, Slaton, and Scofield are the only Trustees.

NAME AND DATE OF BIRTH               POSITION WITH TRUST             PRINCIPAL OCCUPATIONS FOR LAST FIVE YEARS
-------------------------------      --------------------------      -------------------------------------------------------------
Laurence B. Ashkin                   Trustee                         Real estate developer and construction consultant;
(DOB: 2/2/28)                                                        President of Centrum Equities and Centrum
                                                                     Properties, Inc.

Charles A. Austin III                Trustee                         Investment Counselor to Appleton Partners, Inc.;
(DOB: 10/23/34)                                                      former Managing Director, Seaward Management
                                                                     Corporation (investment advice).

K. Dun Gifford                       Trustee                         Trustee, Treasurer and Chairman of the Finance
(DOB: 10/12/38)                                                      Committee, Cambridge College; Chairman Emeritus
                                                                     and Director, American Institute of Food and
                                                                     Wine; Chairman and President, Oldways Preservation
                                                                     and Exchange  Trust (education); former Chairman of
                                                                     the  Board,  Director, and Executive Vice President,
                                                                     The  London Harness Company; former Managing Partner,
                                                                     Roscommon Capital Corp.; former Chief Executive Officer,
                                                                     Gifford Gifts of Fine Foods; former Chairman, Gifford,
                                                                     Drescher  & Associates (environmental consulting); former
                                                                     Director, Keystone  Investments,  Inc.

James S. Howell                      Chairman of the                 Former Chairman of the Distribution Foundation for
(DOB: 8/13/24)                       Board of  Trustees              the Carolinas; former Vice President of Lance Inc.
                                                                     (food manufacturing).


22159
                                                            11




NAME AND DATE OF BIRTH               POSITION WITH TRUST             PRINCIPAL OCCUPATIONS FOR LAST FIVE YEARS
-------------------------------      --------------------------      -------------------------------------------------------------
Leroy Keith, Jr.                     Trustee                         Director of Phoenis Total Return Fund and Equifax,
                                                                     Inc.; Trustee of Phoenix Series Fund, Phoenix
(DOB: 2/14/39)                                                       Multi-Portfolio Fund, and The Phoenix Big Edge
                                                                     Series Fund; and former President, Morehouse
                                                                     College.

Gerald M. McDonnell                  Trustee                         Sales Representative with Nucor-Yamoto, Inc.
(DOB: 7/14/39)                                                       (steel producer).

Thomas  L. McVerry                   Trustee                         Former Vice President and Director of Rexham
(DOB: 8/2/39)                                                        Corporation; and former Director of Carolina
                                                                     Cooperative Federal Credit Union.

*William Walt  Pettit                Trustee                         Partner in the law firm of Holcomb and Pettit, P.A.
(DOB: 8/26/55)

David M. Richardson                  Trustee                         Vice Chair and former Executive Vice President,
(DOB: 9/14/41)                                                       DHR International, Inc. (executive recruitment);
                                                                     former Senior Vice President, Boyden International
                                                                     Inc. (executive recruitment); and Director,
                                                                     Commerce and Industry Association of New
                                                                     Jersey, 411 International, Inc., and J&M Cumming
                                                                     Paper Co.

Russell A. Salton, III MD            Trustee                         Medical Director, U.S. Health Care/Aetna Health
(DOB: 6/2/47)                                                        Services; and former Managed Health Care
                                                                     Consultant; former President, Primary Physician
                                                                     Care.

Michael S. Scofield                  Trustee                         Attorney, Law Offices of Michael S. Scofield.
(DOB: 2/20/43)

Richard J. Shima                     Trustee                         Chairman, Environmental Warranty, Inc. (insurance
(DOB: 8/11/39)                                                       agency); Executive Consultant, Drake Beam Morin,
                                                                     Inc.  (executive outplacement); Director of Connecticut
                                                                     Natural Gas Corporation, Hartford Hospital, Old State
                                                                     House Association, Middlesex Mutual Assurance Company,
                                                                     and Enhance Financial Services, Inc.; Chairman, Board of
                                                                     Trustees, Hartford Graduate Center; Trustee, Greater
                                                                     Hartford YMCA; former Director, Vice  Chairman and Chief
                                                                     Investment Officer, The Travelers Corporation; former
                                                                     Trustee, Kingswood-Oxford School; and former
                                                                     Managing Director and Consultant, Russell Miller,  Inc.

John J. Pileggi                      President and                   Senior Managing Director, Furman Selz LLC since
                                     Treasurer                       1992; Managing Director from 1984 to 1992;
                                                                     Consultant  to BISYS Fund Services since 1996;
                                                                     230 Park Avenue, Suite 910, New York, NY.


22159
                                                            12




NAME AND DATE OF BIRTH               POSITION WITH TRUST             PRINCIPAL OCCUPATIONS FOR LAST FIVE YEARS
-------------------------------      --------------------------      -------------------------------------------------------------
George O. Martinez                   Secretary                       Senior Vice President and Director of
                                                                     Administration and Regulatory Services, BISYS
                                                                     Fund Services; Vice President/Assistant General
                                                                     Counsel, Alliance Capital Management from 1988
                                                                     to 1995; 3435 Stelzer Road, Columbus, Ohio.




         *This Trustee may be considered an interested Trustee within the meaning of the 1940 Act.

         The officers of the Trust are all officers and/or employees of BISYS Fund Services ("BISYS"), except for Mr. Pileggi, who is a consultant to BISYS. For more information on BISYS, see "Sub-Administrator" below.

         Listed below are the Trustees of the Trust who received more than $60,000 in aggregate compensation from the Evergreen Mutual fund complex during the fiscal period May 1, 1996 through April 30, 1997. The table also lists the the aggregate compensation received by each such Trustees.


                                 Aggregate Compensation Received From Evergreen
Trustee                          Mutual Fund Complex
-------------------------------  ----------------------------------------------
James. S. Howell                 $76,875
Russell A. Salton, III MD        $71,325
Michael S. Scofield              $71,325


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES



         As of the date of this SAI, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding Class A, Class B, Class C or Class Y shares of the Fund. As of the same date, no person, to the Fund's knowledge, owned beneficially or of record more than 5% of a class of the Fund's outstanding shares.

                     INVESTMENT ADVISORY AND OTHER SERVICES

22166
                                                            12

INVESTMENT ADVISORY SERVICES



         INVESTMENT ADVISER

         The investment adviser to the Fund (the "Adviser") is KEYSTONE INVESTMENT MANAGEMENT COMPANY, 200 Berkeley Street, Boston, Massachusetts 02116. The Adviser is a subsidiary of First Union Corporation, which is a bank holding company headquartered at 301 South College Street, Charlotte North Carolina 28288. First Union Corporation and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States.

The Fund pays the Adviser a fee for its services at the annual rate set forth below:

                                                               Aggregate Net
                       1.5% of Gross Dividend            Asset Value of  the
Management Fee         and Interest Income plus           Shares of the Fund
----------------------------------------------------------------------------
0.60% of the first                                       $100,000,000, plus
0.55% of the next                                        $100,000,000, plus
0.50% of the next                                        $100,000,000, plus
0.45% of the next                                        $100,000,000, plus
0.40% of the next                                        $100,000,000, plus
0.35% of the next                                        $500,000,000, plus
0.30% of amounts over                                    $1,000,000,000


The Adviser's fee is computed as of the close of business each business day and payable monthly.



INVESTMENT ADVISORY CONTRACTS

         On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Adviser (the "Advisory Agreement") . Under the Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the Adviser furnishes to the Fund investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The Adviser pays for all of the expenses incurred in connection with the provision of its services. The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the Adviser, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) costs and expenses under the
Distribution Plan (as applicable) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the Securities and Exchange Commission or under state or other securities laws;
(11) expenses of preparing, printing and mailing prospectuses, statements of additional information, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees of the Trust on matters relating to the Fund; (14) charges and expenses of filing annual and other reports with the Securities and Exchange Commission and other authorities; and all extraordinary charges and expenses of the Fund.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees (Trustees who are not interested persons of the Fund, as defined in the 1940 Act) cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice

22166
                                                            13
by the  Trust's  Board of  Trustees  or by a vote of a majority  of  outstanding
shares.   The  Advisory   Agreement  will  terminate   automatically   upon  its
"assignment" as that term is defined in the 1940 Act.



GENERAL

         The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of First Union Corporation is an investment adviser. The Rule 17a-7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of First Union Corporation is an investment adviser. The Fund may engage in such transactions if they are equitable to each participant and consistent with each participant's investment objective.



DISTRIBUTION PLANS

Distribution fees are accrued daily and paid monthly on Class A, Class B and Class C shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B shares and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, and, in the case of Class C shares, without the assessment of a contingent deferred sales charge after the first year following the month of purchase, while at the same time permitting the Distributor to compensate broker-dealers in connection with the sale of such shares. In this regard, the purpose and function of the combined contingent deferred sales charge and distribution services fee on the Class B shares and the Class C shares are the same as those of the front-end sales charge and distribution fee with respect to the Class A shares in that in each case the sales charge and/or distribution fee provide for the financing of the distribution of the Fund's shares.

         Under the Rule 12b-1 Distribution Plans that have been adopted by each Fund with respect to each of its Class A, Class B and Class C shares (each a "Plan" and collectively, the "Plans"), the Treasurer of each Fund reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the disinterested Trustees are committed to the discretion of such disinterested Trustees then in office.

         Each Adviser may from time to time and from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to the Distributor; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         Each Plan and Distribution Agreement will continue in effect for successive twelve-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of each Trust or by vote of the holders of a majority of the outstanding voting securities of that Class and, in either case, by a majority of the Independent Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreement related thereto.

         The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B and Class C shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to each Fund and holders of Class A, Class B and Class C shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B and Class C shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B and Class C shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class

22166
                                                            14

A, Class B and Class C shares.

         In the event that a Plan or Distribution Agreement is terminated or not continued with respect to one or more Classes of a Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to that Class or Classes, and (ii) the Fund would not be obligated to pay the Distributor for any amounts expended under the Distribution Agreement not previously recovered by the Distributor from distribution services fees in respect of shares of such Class or Classes through deferred sales charges.

         All material amendments to any Plan or Distribution Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by Class, and in either case, by a majority of the disinterested Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular Class of shares of a Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the Class affected. Any Plan, Shareholder Services Plan or Distribution Agreement may be terminated (i) by a Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by Class or by a majority vote of the disinterested Trustees, or (ii) by the Distributor. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to the Distributor. Any Distribution Agreement will terminate automatically in the event of its assignment.



ADDITIONAL SERVICE PROVIDERS



ADMINISTRATOR

         Evergreen Investment Services, Inc. ("EIS") serves as administrator to the Fund, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Fund with facilities, equipment and personnel and is entitled to receive a fee based on the aggregate average daily net assets of the Fund based on the total assets of all mutual funds advised by First Union Corporation subsidiaries. The fee paid to EIS is calculated in accordance with the following schedule: 0.50% on the first $7 billion; 0.035% on the next $3 billion; 0.030% on the next $5 billion; 0.020% on the next $10 billion; 0.015% on the next $5 bilion and 0.010% on assets in excess of $30 billion.



SUB-ADMINISTRATOR

         BISYS provides such personnel and certain administrative services to the Fund pursuant to a sub- administrator agreement. For its services under that agreement, BISYS receives a fee from EIS (as per prospectus) based on the aggregate average daily net assets of the Fund at a rate based on the total assets of all mutual funds administered by EIS for which First Union Corporation also serves as investment adviser. The sub-administrator fee is calculated in accordance with the following schedule: 0.0100% on the first $7 billion; 0.0075% on the next $3 billion; 0.0050% on the next $15 billion; 0.0040% on assets in excess of $25 billion. BISYS is an affiliate of Evergreen Distributor, Inc., the distributor of the Fund.



TRANSFER AGENT

         Evergreen Service Company, a subsidiary of First Union Corporation, is the Fund's transfer agent. Under an agreement with the Fund, the transfer agent issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. The transfer agent's address is 200 Berkeley Street, Boston, Massachusetts 02116.



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INDEPENDENT AUDITORS

         KPMG Peat Marwick LLP audits the Fund's financial statements. The auditor's address is 99 High Street, Boston, Massachusetts 02110.



CUSTODIAN

         State Street Bank and Trust Company is the Fund's custodian. Under an agreement with the Fund, the bank keeps custody of the Fund's securities and cash and performs other related duties. The custodian's address is 225 Franklin Street, Boston, Massachusetts 02110.



LEGAL COUNSEL

         Sullivan & Worcester LLP provides legal advice to the Fund. Its address is 1025 Connecticut Avenue, N.W., Washington, D.C. 20036.



                    BROKERAGE ALLOCATION AND OTHER PRACTICES



BROKERAGE COMMISSIONS

         Generally, the Fund expects to purchase and sell its securities through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's markdown. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         The Fund expects to buy and sell its fixed-income securities through principal transactions directly from the issuer or from an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. Usually, when the Fund buys a security from an underwriter, the purchase price will include underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.



SELECTION OF BROKERS

         In effecting transactions in portfolio securities for the Fund, the Adviser seeks the best execution of orders at the most favorable prices. The Adviser determines whether a broker has provided the Fund with best execution and price in the execution of a securities transaction by evaluating, among other things:

         1.       overall direct net economic result to the Fund,
         2.       the efficiency with which they effect the transaction,
         3. the broker's ability to effect the transaction where a large block is involved,
         4. the broker's readiness to execute potentially difficult transactions in the future,
         5.       the financial strength and stability of the broker, and
         6. the receipt of research services, such as analyses and reports concerning issuers, industries, securities, economic factors and trends and other statistical and factual information ("research services").

         The Fund's management weighs these considerations in determining the overall reasonableness of the brokerage commissions paid.

         The Fund considers the receipt of research services by the Fund or the Adviser to be in addition to, and

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                                                            16
not instead of, the services the Adviser is required to perform under the Advisory Agreement. The Adviser believes that it cannot determine or practically allocate the cost, value and specific application of such research services between the Fund and its other clients, who may indirectly benefit from the availability of such services. Similarly, the Fund may indirectly benefit from information made available from transactions effected for the Adviser's other clients. The Advisory Agreement also permits the Adviser to pay higher brokerage commissions for brokerage and research services in accordance with Section 28(e) of the Securities Exchange Act of 1934; if the Adviser does so on a basis that is fair and equitable to the Fund.

         Neither the Fund nor the Adviser intends on placing securities transactions with any particular broker-dealer. The Fund's Board of Trustees has determined, however, that the Fund may consider sales of Fund shares when selecting of broker-dealers to execute portfolio transactions, subject to the requirements of best execution described above.



GENERAL BROKERAGE POLICIES

         The Adviser makes investment decisions for the Fund independently from those of its other clients. It may frequently develop, however, that the Adviser will make the same investment decision for more than one client. Simultaneous transactions are inevitable when the same security is suitable for the investment objective of more than one account. When two or more of its clients are engaged in the purchase or sale of the same security, the Adviser will allocate the transactions according to a formula that is equitable to each of its clients. Although, in some cases, this system could have a detrimental effect on the price or volume of the Fund's securities, the Fund believes that in other cases its ability to participate in volume transactions will produce better executions. In order to take advantage of the availability of lower purchase prices, the Fund may occasionally participate in group bidding for the direct purchase from an issuer of certain securities.

         The Board of Trustees periodically reviews the Fund's brokerage policy. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the Board of Trustees may change, modify or eliminate any of the foregoing practices.



                                  ORGANIZATION



FORM OF ORGANIZATION

         The Fund is a series of an open-end management investment company, known as "EVERGREEN EQUITY TRUST" (the "Trust"). The Trust was formed as a Delaware business trust under an Agreement and Declaration of Trust dated September 17, 1997 (the "Declaration of Trust"). A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part. This summary is qualified in its entirety by reference to the Declaration of Trust.



DESCRIPTION OF SHARES

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

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                                                            17

VOTING RIGHTS

         The Trust does not hold annual shareholder meetings; the Trust may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, the Fund is prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect Trustees. If any matters are to be voted on by shareholders, each share owned as of the record date for the meeting would be entitled to one vote for each dollar of net asset value applicable to each share.



LIMITATION OF TRUSTEES' LIABILITY

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.



                   PURCHASE, REDEMPTION AND PRICING OF SHARES



HOW THE FUND OFFERS SHARES TO THE PUBLIC

         You may buy shares of the Fund through the Fund Distributor, broker-dealers that have entered into special agreements with the Fund's distributor or certain other financial institutions. The Fund offers four classes of shares that differ primarily with respect to sales charges and distribution fees. Depending upon the class of shares, you will pay an initial sales charge when you buy the Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem the Fund's shares or no sales charges at all.



PURCHASE ALTERNATIVES



         CLASS A SHARES

         With certain exceptions, when you purchase Class A shares you will pay a maximum sales charge of 4.75%. (The prospectuses contain a complete table of applicable sales charges and a discussion of sales charge reductions or waivers that may apply to purchases.) If you purchase Class A shares in the amount of $1 million or more, without an initial sales charge, the Fund will charge a CDSC of 1.00% if you redeem during the month of your purchase and the 12-month period following the month of your purchase. See "Contingent Deferred Sales Charge" below.



         CLASS B SHARES

         The Fund offers Class B shares at net asset value (without an initial sales charge). With certain exceptions, however, the Fund will charge a CDSC on shares you redeem within 72 months after the month of your purchase. The Fund will charge CDSCs at the following rate:

22166
                                                            18

         REDEMPTION TIMING                                     CDSC RATE
         Month of purchase and the first twelve-month
              period following the month of purchase...............5.00%
         Second twelve-month
              period following the month of purchase...............4.00%
         Third twelve-month
              period following the month of purchase...............3.00%
         Fourth twelve-month
              period following the month of purchase...............3.00%
         Fifth twelve-month
              period following the month of purchase...............2.00%
         Sixth twelve-month
              period following the month of purchase...............1.00%
         Thereafter................................................0.00%



Class B shares that have been outstanding for seven years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge. (Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to Evergreen Service Company ("ESC"), the Fund's transfer and dividend disbursing agent.)



         CLASS C SHARES

         Class C shares are available only through broker-dealers who have entered into special distribution agreements with the Distributor. The Fund offers Class C shares at net asset value (without an initial sales charge). With certain exceptions, however, the Fund will charge a CDSC of 1.00% on shares redeemed within 12-months after the month of purchase. See "Contingent Deferred Sales Charge" below.



         CLASS Y SHARES

         No CDSC is imposed on the redemption of Class Y shares. Class Y shares are not offered to the general public and are available only to (I) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by Evergreen Asset Management Corp. ("Evergreen Asset"), (2) certain institutional investors and (3) investment advisory clients of The Capital Management Group of First Union National Bank, Evergreen Asset, Keystone Investment Management Company, or their affiliates. Class Y shares are offered at net asset value without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.



CONTINGENT DEFERRED SALES CHARGE

         The Fund charges a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sales of its shares (see "Distribution Plan"). If imposed, the Fund deducts the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, the Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the National Association of Securities Dealers, Inc. ("NASD"), paid to the Distributor or any predecessor distributor.



22166
                                                            19

SALES CHARGE WAIVERS OR REDUCTIONS



REDUCING CLASS A FRONT-END LOADS

         With a larger purchase, there are several ways that you can combine multiple purchases of Class A shares in Evergreen funds and take advantage of lower sales charges.



         COMBINED PURCHASES

         You can reduce your sales charge by combining purchases of Class A shares of multiple Evergreen funds. For example, if you invested $75,000 in each of two different Evergreen funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.75%).



         RIGHTS OF ACCUMULATION

         You can reduce your sales charge by adding the value of Class A shares of Evergreen funds you already own to the amount of your next Class A investment. For example, if you hold Class A shares valued at $99,999 and purchase an additional $5,000, the sales charge for the $5,000 purchase would be at the next lower sales charge of 3.75%, rather than 4.75%.



         LETTER OF INTENT

         You can, by completing the "Letter of Intent" section of the Application, purchase Class A shares over a 13-month period and receive the same sales charge as if you had invested all the money at once. All purchases of Class A shares of an Evergreen fund during the period will qualify as Letter of Intent purchases.



SHARES THAT ARE NOT SUBJECT TO A SALES CHARGE OR CDSC



         WAIVER OF SALES CHARGES

         The Fund may sell their shares at net asset value without an initial sales charge to:

         1.       purchasers of shares in the amount of $1 million or more;

         2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 tax sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

         3.       institutional   investors,   which  may  include   bank  trust
                  departments and registered investment advisers;

         4. investment advisers, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

         5. clients of investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisers or financial planners on the books of the broker-dealer through whom shares are purchased;

         6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained

                           22166
                                                            20
                  with the Fund by the broker-dealer;

         7. employees of the Adviser, its affiliates, Evergreen Distributor, Inc., any broker-dealer with whom Evergreen Distributor, Inc. has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees;

         8. certain Directors, Trustees, officers and employees of the Evergreen funds, the Distributor or their affiliates and to the immediate families of such persons; or

         9. a bank or trust company in a single account in the name of such bank or trust company as trustee if the initial investment in any Evergreen fund made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

         With respect to items 8 and 9 above, the Fund will only sell shares to these parties upon the purchasers' written assurance that the purchases are for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund. The Fund will not charge any CDSC on redemptions by such purchasers.



         WAIVER OF CDSCS

         The Fund does not impose a CDSC when the shares you are redeeming represent:

         1. an increase in the share value above the net cost of such shares;

         2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

         3. shares that are in the accounts of a shareholder who has died or become disabled;

         4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA");

         5. an automatic withdrawal from the ERISA plan of a shareholder who is a least 59 1/2 years old;

         6. shares in an account that we have closed because the account has an aggregate net asset value of less than $1,000;

         7. an automatic withdrawal under a Systematic Withdrawal Plan of up to 1.0% per month of your initial account balance;

         8. a withdrawal consisting of loan proceeds to a retirement plan participant;

         9. a financial hardship withdrawal made by a retirement plan participant;

         10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

         11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).



EXCHANGES

         Investors may exchange shares of the Fund for shares of the same class of any other Evergreen fund, as described under the section entitled "Exchanges" in the Fund's prospectuses. Before you make an exchange, you should read the prospectus of the Evergreen fund into which you want to exchange. The Fund's Board of Trustees of the Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.

         22166
                                                            21

HOW THE FUND VALUES ITS SHARES



HOW AND WHEN THE FUND CALCULATES ITS NET ASSET VALUE PER SHARE ("NAV")

         The Fund computes its net asset value once daily on Monday through Friday, as described in the Fund's prospectuses. The Fund will not compute its NAV on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The NAV per share of the Fund is calculated by dividing the value of the Fund's net assets attributable to that class by all of the shares issued for that class.



HOW THE FUND VALUES THE SECURITIES IT OWNS

         Current values for the Fund's portfolio securities are determined as follows:

         (1) Securities that are traded on a national securities exchange or the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

         (2) Securities traded in the over-the-counter market, other than on NMS, are valued at the mean of the bid and asked prices at the time of valuation.

         (3) Short-term investments maturing in more than sixty days for which market quotations are readily available are valued at current market value.

         (4) Short-term investments maturing in sixty days or less (including all master demand notes) are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market.

         (5) Short-term investments maturing in more than sixty days when purchased that are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market.

         (6) Securities, including restricted securities, for which complete quotations are not readily available; listed securities or those on NMS if, in the Adviser's opinion, the last sales price does not reflect a current market value or if no sale occurred; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.



         Foreign securities for which market quotations are not readily available are valued on the basis of valuations provided by a pricing service, approved by the Trust's Board of Trustees, which uses information with respect to transactions in such securities, quotations from broker-dealers, market transactions in comparable securities and various relationships between securities and yield to maturity in determining value.



SHAREHOLDER SERVICES

         As described in the Prospectuses, shareholder's may elect to receive their dividends and capital grains distributions in cash instead of shares. However, ESC, will automatically convert a shareholder's distribution option so that the shareholder reinvests all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. The Fund will hold the returned distribution or redemption proceeds in a non interest-bearing account in the shareholder's name until the shareholder updates their address. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

         22166
                                                            22

                              PRINCIPAL UNDERWRITER



         Evergreen Distributor, Inc., 125 W. 55th Street, New York, New York 10019 is the principal underwriter for the Trust and with respect to each class of the Fund (the "Distributor"). The Trust has entered into a Principal
Underwriting Agreement ( "Underwriting Agreement") with the Distributor with respect to each class of the Fund. The Distributor is a subsidiary of The BISYS Group, Inc.

         The Distributor, as agent, has agreed to use its best efforts to find purchasers for the Fund's shares. The Distributor may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that the Distributor will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by the Distributor are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the trust, and the trust reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the trust is not liable to anyone for failure to accept any order.

         The Distributor has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. The Distributor has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of the Distributor or any other person for whose acts the Distributor is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (1) by a vote of a majority of the Trust's Independent Trustees, and (2) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

         From time to time, if, in the Distributor's judgment, it could benefit the sales of shares, the Distributor may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.



                           ADDITIONAL TAX INFORMATION



REQUIREMENTS FOR QUALIFICATION AS A REGISTERED INVESTMENT COMPANY

         Each Fund has qualified and intends to continue to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the
"Code"). (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a regulated investment company, a Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; (ii) derive less than 30% of its

22238
                                                            23
gross income from the sale or other disposition of securities, options, futures or forward contracts (other than those on foreign currencies), or foreign currencies (or options, futures or forward contracts thereon) that are not directly related to the RIC's principal business of investing in securities (or options and futures with respect thereto) held for less than three months; and
(iii) diversify its holdings so that, at the end of each quarter of its taxable year, (a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, a Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on a Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.



TAXES ON DIVIDENDS

         Distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of a Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net investment income plus net realized short-term capital gains, if any). Since none of a Fund's income will consist of corporate dividends, no distributions will qualify for the 70% corporate dividends received deduction.

         From time to time, the Fund will distribute the excess of its net long-term capital gains over its short-term capital loss to shareholders. For federal tax purposes, shareholders must include such distributions when calculating their long-term capital gains. Distributions of long-term capital gains are taxable to a shareholder, no matter how long the shareholder has held the shares.

         Distributions by The Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder must pay taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her Federal income tax return. Each shareholder should consult his or her own tax adviser to determine the state and local tax implications of Fund distributions.

         If more than 50% of the value of a Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and a Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount a Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on a Fund's investments. The shareholder will be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources.



22238
                                                            24

TAXES ON THE SALE OR EXCHANGE OF FUND SHARES

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Also, a shareholder must treat as long-term capital gains or losses any capital gains or losses on Fund shares held for more than one year. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanges and replaced within a sixty-one-day period beginning thirty days before and ending thirty days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares. Moreover, the Code will treat the shareholder's loss as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

         Shareholders who fail to furnish their taxpayer identification numbers to a Fund and to certify as to its correctness and certain other shareholders may be subject to a 31% federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisers about the applicability of the backup withholding provisions.



GENERAL

         The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisers regarding specific questions relating to federal, state and local tax consequences of investing in shares of a Fund. Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 31% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.





                         CALCULATION OF PERFORMANCE DATA



         Total return quotations for a class of shares of the Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods.

         Current yield quotations as they may appear, from time to time, in advertisements will consist of a quotation based on a 30-day period ended on the date of the most recent balance sheet of the Fund, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the base period.

         Any given yield or total return quotation should not be considered representative of the Fund's yield or total return for any future period.

22238
                                                            25

                             ADDITIONAL INFORMATION



OTHER INFORMATION

         Except as otherwise stated in its prospectuses or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectuses without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectuses, SAI or in supplemental sales literature issued by such Fund or the Distributor, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectuses and SAI omit certain information contained in its registration statement. The Fund has filed this SAI with the Securities and Exchange Commissions and you may obtain a copy of the SAI by writing to the Securities and Exchange Commission's principal office in Washington, D.C. To obtain a copy of the SAI from the Securities and Exchange Commission, you will have to pay the fee prescribed by their rules and regulations.


                              FINANCIAL STATEMENTS



         Attached are the audited statement of assets and liabilities and the report thereon of KPMG Peat Marwick LLP for the Fund will be filed by amendment.

22238
                                                            26

                                   APPENDIX A

                       COMMON AND PREFERRED STOCK RATINGS



A.       S&P'S EARNINGS AND DIVIDEND RANKINGS FOR COMMON STOCKS



         Because the investment process involves assessment of various factors, such as product and industry position, corporate resources, and financial policy, with results that make some common stocks more highly esteemed than others, Standard & Poor's Ratings Group ("S&P") believes that earnings and dividend performance is the end result of the interplay of these factors and that, over the long run, the record of this performance has a considerable bearing on relative quality. S&P rankings, however, do not reflect all of the factors, tangible or intangible, that bear on stock quality.



         Growth and stability of earnings and dividends are deemed key elements in establishing S&P earnings and dividend rankings for common stocks, which capsulize the nature of this record in a single symbol.



         S&P has established a computerized scoring system based on per share earnings and dividend records of the most recent ten years, a period deemed long enough to measure a company's performance under varying economic conditions. S&P measures growth, stability within the trend line, and cyclicality. The ranking system also makes allowances for company size, since large companies have certain inherent advantages over small ones. From these, scores for earnings and dividends are determined.



         The final score for each stock is measured against a scoring matrix determined by analysis of the scores of a large and representative sample which is reviewed and sometimes modified with the following ladder of rankings:



A+       Highest             B+       Average         C       Lowest

A        High                B        Below Average   D       In Reorganization

A-       Above Average       B-       Lower



         S&P believes its rankings are not a forecast of future market price performance, but are basically an appraisal of past performance of earnings and dividends, and relative current standing.



B.       MOODY'S COMMON STOCK RANKINGS



         Moody's Investors Service ("Moody's") presents a concise statement of the important characteristics of a company and an evaluation of the grade (quality) of its common stock. Data presented includes: (a) capsule stock information which reveals short and long term growth and yield afforded by the indicated dividend, based on a recent price; (b) a long term price chart which shows patterns of monthly stock price movements and monthly trading volumes; (c) a breakdown of a company's capital account which aids in determining the degree of conservatism or financial leverage in a company's balance sheet; (d) interim earnings for the current year to date, plus three previous years; (e) dividend information; (f) company background; (g) recent corporate developments; (h) prospects for a company in the immediate future and the next few years; and (i) a ten year comparative statistical analysis.

22238
                                       A-1

         This information provides investors with information on what a company does, how it has performed in the past, how it is performing currently, and what its future performance prospects appear to be.



         These characteristics are then evaluated and result in a grading, or indication of quality. The grade is based on an analysis of each company's financial strength, stability of earnings, and record of dividend payments. Other considerations include conservativeness of capitalization, depth and caliber of management, accounting practices, technological capabilities, and industry position. Evaluation is represented by the following grades:



         (1)      High Grade

         (2)      Investment Grade

         (3)      Medium Grade

         (4)      Speculative Grade



C.       MOODY'S PREFERRED STOCK RATINGS



         Preferred stock ratings and their definitions are as follows:



         1. AAA: An issue that is rated AAA is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.



         2. AA: An issue that is rated AA is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.



         3. A: An issue that is rated A is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the AAA and AA classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.



         4. BAA: An issue that is rated BAA is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.



         5. BA: An issue that is rated BA is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.



         6. B: An issue that is rated B generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.



22238
                                       A-2

         7. CAA: An issue that is rated CAA is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.



         8. CA: An issue that is rated CA is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.



         9. C: This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.



         Moody's applies numerical modifiers 1, 2 and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.



                             CORPORATE BOND RATINGS



A.       S&P CORPORATE BOND RATINGS



         An S&P corporate bond rating is a current assessment of the creditworthiness of an obligor, including obligors outside the United States, with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. Ratings of foreign obligors do not take into account currency exchange and related uncertainties. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable.



         The  ratings  are  based,   in  varying   degrees,   on  the  following
considerations:



         a. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;



         b. Nature of and provisions of the obligation; and



         c. Protection afforded by and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.



         PLUS (+) OR MINUS (-): To provide more detailed indications of credit quality, ratings from AA to A may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.



         Bond ratings are as follows:



22238
                                       A-3

         1. AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.



         2. AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.



         3. A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.



         4. BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.



         5. BB, B, CCC, CC AND C - Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.



B.       MOODY'S CORPORATE BOND RATINGS



         Moody's ratings are as follows:



         1. AAA - Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.



         2. AA - Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in AAA securities.



         3. A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.



         4. BAA - Bonds which are rated BAA are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative

22238
                                       A-4
characteristics as well.



         5. BA - Bonds which are rated BA are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.



         6. B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.



         Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from AA through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.









22238
                                       A-5
















                             EVERGREEN EQUITY TRUST

PART C.           OTHER INFORMATION

Item 24.          Financial Statements and Exhibits.

(a)      Financial Statements (To be filed by amendment).

         Statement of Assets and Liabilities as of         , 1997

         Report of Independent Auditors

(b) Exhibits. Each of the Exhibits listed below, except as indicated, is filed herewith.


Exhibit            Description
Number             -----------
-------

1                  Declaration of Trust
2                  By-laws
3                  Not applicable
4                  Provisions of instruments defining the
                   rights of holders of the securities being registered are contained in the Declaration of Trust Articles II, III.(6)(c), IV.(3),
                   IV.(8), V, VI, VII, VIII and By-laws
                   Articles II, III and VIII included as part of Exhibits 1 and 2 of this Registration
                   Statement
5                  Form of Investment Advisory Agreement
                   between the Registrant and Keystone
                   Investment Management Company (To be filed by amendment)
6(a)               Form of Principal Underwriting Agreement
                   between the Registrant and Evergreen
                   Distributor, Inc. (To be filed by amendment)
6(b)               Form of Dealer  Agreement  for  Class A,  Class B and Class C
                   shares used by Evergreen Distributor, Inc. (To be filed by amendment)
7                  Deferred Compensation Plan (To be filed by
                   amendment)
8                  Form of Custodian Agreement between the
                   Registrant and State Street Bank and Trust
                   Company (To be filed by amendment)
9(a)               Form of Administration Agreement between
                   Evergreen Investment Services, Inc. and the
                   Registrant (To be filed by amendment)

Exhibit            Description
Number             -----------
-------
9(b)               Form of Sub-Administrator Agreement between
                   BISYS Fund Services and Evergreen Investment
                   Services, Inc. (To be filed by amendment)
9(c)               Form of Transfer Agent  Agreement  between the Registrant and
                   Evergreen Service Company (To be filed by amendment)
10                 Opinion and Consent of Sullivan & Worcester
                   LLP (To be filed by amendment)
11                 Independent Auditors' Consent (To be filed
                   by amendment)
12                 Not applicable.
13                 Subscription Agreement (To be filed by
                   amendment)
14                 Retirement  Plans (To be filed by amendment) 15 Distribution
                   Plans for Class A, Class B and Class C (To be filed by
                   amendment) 16 Not applicable.
17                 Not applicable.
18                 Multiple Class Plan (To be filed by
                   amendment)
19                 Powers of Attorney


Item 25.          Persons Controlled by or Under Common Control with
                  Registrant.

                  None

Item 26.          Number of Holders of Securities (as of September 18,
                  1997).

                                                              Number of Record
                  Title of Class                              Shareholders

                  Shares of Beneficial
                  Interest without par
                  value:

                  Evergreen Small Company
                     Growth Fund                                       0

                  Evergreen Balanced Fund                              0


Item 27.          Indemnification.

                  Provisions for the indemnification of the

Registrant's Trustees and officers are contained in the Registrant's Declaration of Trust, a copy of which is filed herewith.

                  Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in the Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

Item 28.          Business or Other Connections of Investment Adviser.

                  The information required by this item with respect to Keystone Investment Management Company is incorporated by reference to the Form ADV (File No. 801-08327)

                  The Directors and principal executive officers of First Union National Bank are:


Edward E. Crutchfield, Jr.                          Chairman and Chief
                                                    Executive Officer, First
                                                    Union Corporation; Chief
                                                    Executive Officer and
                                                    Chairman, First Union
                                                    National Bank
Anthony P. Terracciano                              President, First Union
                                                    Corporation; President,
                                                    First Union National Bank
John R. Georgius                                    Vice Chairman, First Union
                                                    Corporation; Vice Chairman,
                                                    First Union National Bank
Marion A. Cowell, Jr.                               Executive Vice President,
                                                    Secretary & General
                                                    Counsel, First Union
                                                    Corporation; Secretary and
                                                    Executive Vice President,
                                                    First Union National Bank
Robert T. Atwood                                    Executive Vice President
                                                    and Chief Financial
                                                    Officer, First Union
                                                    Corporation; Chief
                                                    Financial Officer and
                                                    Executive Vice President

                            First Union National Bank
                               Executive Officers

Edward E. Crutchfield, Jr.                         Chairman & CEO, First Union
                                   Corporation
John R. Georgius                                   Vice Chairman, First Union
                                   Corporation
Marion A. Cowell, Jr.                              Secretary and EVP, First
                                                   Union Corporation
Robert T. Atwood                                   EVP & CFO, First Union
                                   Corporation
Anthony P. Terracciano                             President, First Union
                                   Corporation
         All of the above persons are located at the following address: First Union National Bank, One First Union Center, Charlotte, NC 28288.

Item 29.          Principal Underwriters.

                  Evergreen Distributor, Inc. The Director and principal executive officers are:


Director             Michael C. Petrycki
Officers             Robert A. Hering            President
                     Michael C. Petrycki         Vice President
                     Lawrence Wagner             VP, Chief Financial Officer
                     Steven J. Blechor           VP, Treasurer, Secretary
                     Elizabeth Q. Solazzo        Assistant Secretary

                  Evergreen Distributor, Inc. acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

Item 30.          Location of Accounts and Records.

                  All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

                  Keystone Investment Management Company, 200 Berkeley Street, Boston, Massachusetts 02116-5034

                  Evergreen Investment Services, Inc. and Evergreen Service Company, 200 Berkeley Street, Boston,

                  Massachusetts 02116-5034

                  First Union National Bank, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

                  Iron Mountain, 3431 Sharp Slot Road, Swansea,
                  Massachusetts 02720

                  State Street Bank and Trust Company, 2 Heritage
                  Drive, North Quincy, Massachusetts 02171

Item 31.          Management Services.

                  Not Applicable.

Item 32.          Undertakings

                  The undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission a Post-Effective Amendment to this Registration Statement using financial statements of its Evergreen Small Company Growth Fund and Evergreen Balanced Fund series, which need not be audited, within four to six months from the effective date of Registrant's Registration Statement.

         Registrant hereby undertakes to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

         Registrant   hereby  undertakes  to  furnish  each  person  to  whom  a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

         As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of New York and State of New York, on the 7th day of October, 1997.

                                    EVERGREEN EQUITY TRUST

                                    By:     /s/ John J. Pileggi
                                            ----------------------
                              Name: John J. Pileggi
                                            Title: President



         As required by the Securities Act of 1933, the following persons have signed this Registration Statement in the capacities on the 7th day of October, 1997.

Signatures                             Title
----------                             -----

/s/John J. Pileggi                     President and
------------------                     Treasurer (Principal Financial
John J. Pileggi                        and Accounting Officer)

/s/Laurence B. Ashkin*                 Trustee
---------------------
Laurence B. Ashkin

/s/Charles A. Austin III*              Trustee
-------------------------
Charles A. Austin III

/s/K. Dun Gifford*                     Trustee
-----------------
K. Dun Gifford

/s/James S. Howell*                    Trustee
------------------
James S. Howell

/s/Leroy Keith, Jr.*                   Trustee
-------------------
Leroy Keith, Jr.

/s/Gerald M. McDonnell*                Trustee
----------------------
Gerald M. McDonnell

/s/Thomas L. McVerry*                  Trustee
--------------------
Thomas L. McVerry

/s/William Walt Pettit*                Trustee
---------------------
William Walt Pettit

/s/David M. Richardson*                Trustee
----------------------
David M. Richardson

/s/Russell A. Salton III*              Trustee
-------------------------
Russell A. Salton III

/s/Michael S. Scofield*                Trustee
----------------------
Michael S. Scofield

/s/Richard J. Shima*                   Trustee
-------------------
Richard J. Shima


*By:     /s/Martin J. Wolin
         ------------------
         Martin J. Wolin
         Attorney-in-Fact

         Martin J. Wolin, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons and included as Exhibit 19 to this Registration Statement.